                          [WILSHIRE TARGET FUNDS LOGO]

                               SEMI-ANNUAL REPORT

                         LARGE COMPANY GROWTH PORTFOLIO

                         LARGE COMPANY VALUE PORTFOLIO

                         SMALL COMPANY GROWTH PORTFOLIO

                         SMALL COMPANY VALUE PORTFOLIO

                         WILSHIRE 5000 INDEX PORTFOLIO

                               FEBRUARY 29, 2000
                                 -------------

                                www.wilfunds.com

                          WILSHIRE TARGET FUNDS, INC.

Shareholder Letter..........................................      1
Large Company Growth Portfolio:
    Fund Commentary.........................................      3
Large Company Value Portfolio:
    Fund Commentary.........................................      5
Small Company Growth Portfolio:
    Fund Commentary.........................................      7
Small Company Value Portfolio:
    Fund Commentary.........................................      9
Wilshire 5000 Index Portfolio:
    Fund Commentary.........................................     11

Statements of Investments:
    Large Company Growth Portfolio..........................     14
    Large Company Value Portfolio...........................     18
    Small Company Growth Portfolio..........................     22
    Small Company Value Portfolio...........................     27
    Wilshire 5000 Index Portfolio...........................     31

Statements of Assets and Liabilities........................     70
Statements of Operations....................................     72
Statements of Changes in Net Assets.........................     73

Financial Highlights:
    Large Company Growth Portfolio..........................     77
    Large Company Value Portfolio...........................     79
    Small Company Growth Portfolio..........................     81
    Small Company Value Portfolio...........................     83
    Wilshire 5000 Index Portfolio...........................     85
Notes to Financial Statements...............................     88

             ------------------------------------------------------

This report is for the general information of the shareholders of Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio. Its use in connection with any offering of a Portfolio's shares is authorized only if accompanied or preceded by the Portfolio's current prospectus.

  Wilshire Target Funds, Inc. are distributed by Provident Distributors, Inc.

Dear Shareholder,

We are pleased to present this semi-annual report to all shareholders of the Wilshire Target Funds, Inc. (the "Fund"). This report covers the six months ended February 29, 2000 for both classes of shares of the Fund's Portfolios (Investment Class and Institutional Class). The Portfolios include Large Company Growth, Large Company Value, Small Company Growth, Small Company Value, and the newest of the Fund's Portfolios, the Wilshire 5000 Index Portfolio (which also offers Qualified Class Shares and Horace Mann Class Shares).

ONE YEAR ANNIVERSARY OF WILSHIRE 5000 INDEX PORTFOLIO

February marks the anniversary of the launch of the Wilshire 5000 Index Portfolio. During the past year we have seen substantial growth in the Portfolio which we believe reflects a change in the perceptions of investors in favor of broader, more comprehensive market vehicles. With the resurgence of the performance of small companies during the past five months, the Wilshire 5000 Index has moved to the forefront in performance rankings over measures like the S&P 500 Index. With this vehicle investors can participate in what the market, as a whole, has to offer, not simply one segment of it.

Since it was produced in 1974, the broad-based Wilshire 5000 Index, which now includes approximately 7,200 stocks, is considered the best representation of the entire market. The Index measures the performance of all U.S. domiciled stocks traded on the New York Stock Exchange ("NYSE"), the American Stock Exchange ("AMEX") and NASDAQ with readily available price information.

The Wilshire 5000 Index Portfolio has been created using sampling procedures to track the Index, and will ultimately hold between 2,000 to 3,000 securities, in comparison to the almost 7,200 securities included in the Index. Recent market conditions highlight the benefits of investing in a broad market index over the S&P 500 Index. Small cap stocks have outperformed relative to large cap stocks recently, unlike the five-year period prior. Unlike the S&P 500 Index, the Wilshire 5000 Index includes small and mid-cap stocks as well as large cap stocks, which provides a more comprehensive profile for the market as a whole.

THE STYLE APPROACH

In addition to the new Wilshire 5000 Index Portfolio, the Fund offers focused exposure to four distinct segments of the equity market represented by the Large Company Growth, Large Company Value, Small Company Growth, and Small Company Value Portfolios. Investors target different fundamental characteristics when choosing to pursue a style approach. Consequently, each Portfolio owns only securities which correspond with the characteristics most commonly associated with that style. Generally, the growth portfolios focus on companies whose financial characteristics include above average earnings growth, sales growth, and return on equity. Conversely, the value portfolios seek companies with above average earnings yield, dividend yield, and book-to-price ratios. Stocks are purchased only if they meet the specific growth or value criteria defined for the Portfolio.

In order to maintain proper style exposure in each Portfolio, changes are made over time as companies' characteristics change. Stocks are sold if they no longer meet the criteria of that particular Portfolio. For example, value stocks can lose their attractiveness, from a value perspective, after a strong relative price advance. Consequently, the Portfolios require constant vigilance and monitoring to make sure that each Portfolio has the most appropriate stocks given its style orientation.

MARKET ENVIRONMENT

During the semi-annual period ended February 29, 2000, we have begun to see a change in some of the fundamentals that have been driving the market's advance in the past five years. First of all, small companies have begun to advance relative to large companies, which is a very distinct new trend when compared to past years. Indeed for the six months ended February 29, 2000, small companies as measured by the Wilshire Next 1750 Index were up 35.7%, while large companies as measured by the Standard & Poors 500 Composite Total Return Index were up only 4.2%. The Wilshire 5000 Index as a result was up 12.9%, which demonstrates the value of having the small company exposure as part of the Index.

                                6 MONTHS RETURN

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

RETURN (%)
            Wilshire 5000                 Wilshire Next
                    Index  S&P 500 Index     1750 Index
                    12.9%           4.2%          35.7%

For these six months, the equity markets as measured by the Wilshire 5000 Index have continued to generate positive returns for investors, and since our management approach entails maintaining a fully invested posture at all times, investors have received full benefit of the market advance. We believe that for individuals, as well as for large corporate pension plans, the decision as to what percentage of investment assets should be allocated to equities is a strategic decision, based on a long-term view of the capital markets as well as the individual's/corporation's risk tolerance. By offering Funds that are always fully invested, we allow our shareholders to efficiently implement these decisions.

We would also like to encourage all shareholders to visit us on the web at www.wilfunds.com. In addition to finding daily NAV's and quarterly fact sheets on all our funds, you can download a prospectus and application right off the web.

Sincerely,

[THOMAS D. STEVENS SIGNATURE]

Thomas D. Stevens
President and Chairman of the Board

   LARGE COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY
(Sidebar)                   PORTFOLIO INFORMATION(1)
                           (As of February 29, 2000)

AVERAGE 5-YEAR SALES GROWTH ........................................  25.9%
AVERAGE 5-YEAR EARNINGS GROWTH .....................................  17.3%
AVERAGE 5-YEAR RETURN ON EQUITY ....................................  22.7%
AVERAGE MARKET CAPITALIZATION ................................... $177.7 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 29, 2000 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 29, 2000 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.
(END SIDEBAR)

                       The Large Company Growth Portfolio continued to perform well during the six month period ended February 29, 2000. The Large Company Growth Portfolio Investment
                       Class Shares returned 16.81% and the Institutional
                       Class Shares returned 17.01%. Performance was driven primarily by strength in the Technology sector, which included many of the top holdings in the portfolio in terms of market value. By contrast, the Consumer Durables, Consumer Non-Durables and Transportation sectors all generated negative returns and their combined size roughly equaled the Technology weighting at the beginning of the period.

                       Some of the best performers were scattered among the largest names in the Portfolio. Companies like Intel Corporation (up 37%), Cisco Systems, Inc. (up 95%), Sun Microsystems, Inc. (up 139%), and Oracle Systems Corporation (up 306%) all contributed greatly to the performance of the Fund in aggregate. While these names have resided among the best performers for some time, noticeably absent this time are companies in the Consumer Non-Durables sector. Among the companies that have helped to propel Large Company Growth to the forefront over the past several years are names like Coca-Cola (down 18%), Pfizer, Inc. (down 14%), Bristol-Myers Squibb Company (down 18%), Johnson & Johnson (down 29%), and Schering-Plough Corporation (down 33%). The Large Company Growth momentum, while still strong, has during this period rested squarely on the shoulders of the Technology sector.

                       The Large Company Growth Portfolio is comprised of companies that have above average earnings and sales growth histories and fit a classic high quality growth profile. It is typical to find companies in this Portfolio that have enjoyed long and successful growth trends. In addition, these companies typically have higher than average returns on equity reflecting higher levels of profitability.

THE STRONG PERFORMANCE OF THE FUND WAS IN LARGE PART ATTRIBUTABLE TO THE FUND'S TECHNOLOGY HOLDINGS. INVESTORS IN THE FUND SHOULD REALIZE THAT FAVORABLE CONDITIONS FOR TECHNOLOGY STOCKS MAY NOT CONTINUE AND MAY NOT BE REPEATED IN THE FUTURE.

   LARGE COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY - (Continued)

                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................    16.81%(**)
      ONE YEAR ENDED 2/29/00............................    26.14%
      FIVE YEARS ENDED 2/29/00..........................    31.17%+
      INCEPTION (9/30/92) THROUGH 2/29/00...............    22.42%+

                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................    17.01%(**)
      ONE YEAR ENDED 2/29/00............................    26.55%
      INCEPTION (7/15/96) THROUGH 2/29/00...............    34.24%+

         * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. ** NOT ANNUALIZED.

         + DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                                     PORTFOLIO SECTOR WEIGHTING***
                                       (As of February 29, 2000)

                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

     TECHNOLOGY        53.0%
CONSUMER NON-DURABLES  25.9%
CAPITAL GOODS           7.0%
FINANCE                 5.3%
MATERIALS & SERVICES    4.2%
UTILITIES               3.4%
CONSUMER DURABLES       0.3%
ENERGY                  0.9%

   LARGE COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY - (Continued)

                       ***  Based on percent of Portfolio's total market value.

   LARGE COMPANY VALUE PORTFOLIO
   FUND COMMENTARY
(Sidebar)                   PORTFOLIO INFORMATION(1)
                           (As of February 29, 2000)

DIVIDEND YIELD(2) .................................................    2.6%
AVERAGE PRICE/BOOK RATIO .........................................    3.9
AVERAGE PRICE/EARNINGS RATIO .....................................   13.9
AVERAGE MARKET CAPITALIZATION .................................... $56.4 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.
(END SIDEBAR)

                       The Large Company Value Portfolio had a disappointing result during the six months ended February 29, 2000. The Portfolio's Investment Class Shares returned -14.28% and the Institutional Class Shares returned -14.12%. Only two sectors, Energy and Technology recorded positive returns (1.5% and 0.9%, respectively) and their combined weight was a mere 18% of the Portfolio at the beginning of the reporting period. Every other sector recorded double-digit negative returns reflecting a difficult environment for fundamentally based value products.

                       The biggest negative contributors to performance included Bank of America Corporation (down 23%), Raytheon (down 62%), Bank One Corporation (down 34%), and Ford Motor Company (down 19%). While Raytheon's decline was principally due to problems associated with one of their operating units, the other securities mentioned all suffered due to investor's preoccupation with the Technology sector and also rising interest rates. Besides a below market weighting in Technology, the sectors which adversely impacted performance most were Finance and Utilities. Finance companies collectively were down over 20% during the period and coupled with the fact that at the beginning of the period they comprised over 36% of the Portfolio's weight, they were a significant negative contributor. Utilities comprised 12% of the market value, at the beginning of the period, and as a group were down over 27%. On the opposite side of the spectrum, Enron Corporation (up 65%), General Motors Corporation (up 16%), and Scientific-Atlanta, Inc. (up 51%) all contributed positively to the Portfolio.

                       Fundamentals that are used for selection of companies in this Portfolio are price to earnings ratio, price to book ratio, and dividend yield. A high quality profile is required, which eliminates companies that are undergoing adverse financial pressures. Companies are monitored using a variety of relative value

   LARGE COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)
                       criteria, the goal being to capture the most attractive value opportunities available. Buy and sell decisions are based on the relative evaluation of fundamentals. As a security's valuation improves or deteriorates relative to other large cap securities, it will be bought or sold.

   LARGE COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)

                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................  (14.28)%**
      ONE YEAR ENDED 2/29/00............................  (12.91)%
      FIVE YEARS ENDED 2/29/00..........................   13.42%+
      INCEPTION (9/30/92) THROUGH 2/29/00...............   11.86%+

                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................  (14.12)%**
      ONE YEAR ENDED 2/29/00............................  (12.63)%
      INCEPTION (7/15/96) THROUGH 2/29/00...............   10.63%+

         * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. ** NOT ANNUALIZED.

         + DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.

                                     PORTFOLIO SECTOR WEIGHTING***
                                       (As of February 29, 2000)

                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

       ENERGY          24.0%
FINANCE                20.3%
TECHNOLOGY             13.2%
MATERIALS & SERVICES   12.3%
UTILITIES              10.8%
CONSUMER NON-DURABLES   7.7%
CONSUMER DURABLES       7.2%
CAPITAL GOODS           3.3%
TRANSPORTATION          1.2%

   LARGE COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)

                       ***  Based on percent of Portfolio's total market value.

   SMALL COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY
(Sidebar)                   PORTFOLIO INFORMATION(1)
                           (As of February 29, 2000)

AVERAGE 5-YEAR SALES GROWTH .......................................   36.2%
AVERAGE 5-YEAR EARNINGS GROWTH ....................................   13.7%
AVERAGE 5-YEAR RETURN ON EQUITY ...................................   18.3%
AVERAGE MARKET CAPITALIZATION ...................................   $2.4 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE 5-YEAR NUMBERS ARE CALCULATED
  BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 29, 2000 FOR THOSE SECURITIES IN THE PORFOLIO'S HOLDINGS AS OF FEBRUARY 29, 2000 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.
(END SIDEBAR)

                       The Small Company Growth Portfolio enjoyed a dramatic turnaround during the six months ended February 29, 2000. Small Company Growth has been a disappointing style category for some time and it was refreshing to see such a strong move during this period. The Portfolio's Investment Class Shares were up 31.11% and the Institutional Class Shares were up 31.32% for the period. Capital Goods (up 66%) and Technology (up 87%) recorded the strongest performance. These two sectors comprised 29% of the total Portfolio's weight at the beginning of the period. Materials & Services was the next most important sector in absolute terms recording a 27% return, which combined with its 27% Portfolio weighting at the beginning of the period also had a meaningful impact on the total Portfolio.

                       Over 25 companies
                       recorded returns in
                       excess of 100% in
                       spite of the fact
                       that many of them
                       were added as late as
                       December to the
                       Portfolio. Some of
                       the best performing
                       companies included
                       Safeguard
                       Scientifics, Inc. (up
                       160%), Network
                       Solutions (up 316%
                       and no longer held by
                       the Portfolio), TSI
                       International
                       Software Ltd. (up
                       346%), and Powerwave
                       Technologies, Inc.
                       (up 226%). Other
                       securities which
                       generated stellar
                       results included:
                       Advanced Fibre
                       Communications, Inc.
                       (up 206%), Micrel,
                       Inc. (up 201%),
                       TranSwitch
                       Corporation (up
                       219%), Macrovision
                       Corporation

   SMALL COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY - (Continued)
                       (up 33.4%), and SIPEX
                       Corporation (up
                       153%). It was
                       encouraging to see
                       Small Company Growth
                       rebound. It provides
                       support for the
                       fundamentally based
                       stock selection
                       methodology used by
                       the Advisor.

                       The methodology used in selecting stocks for the Small Company Growth Portfolio more closely adheres to an emerging growth definition. Unlike the Large Company Growth Portfolio, the focus is to identify companies demonstrating evidence of a growth profile as opposed to an established growth pattern. Specifically, the Portfolio's adviser seeks to identify companies that have either earnings or sales growth, but not necessarily a long record of growth. Companies in the small growth arena tend to be younger in their life cycle and as a result are less likely to be generating a high level of profitability. Companies with high quality attributes in terms of positive cash flow and positive earnings are targeted.

THE STRONG PERFORMANCE OF THE FUND WAS IN LARGE PART ATTRIBUTABLE TO THE FUND'S TECHNOLOGY HOLDINGS. INVESTORS IN THE FUND SHOULD REALIZE THAT FAVORABLE CONDITIONS FOR TECHNOLOGY STOCKS MAY NOT CONTINUE AND MAY NOT BE REPEATED IN THE FUTURE.

   SMALL COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY - (Continued)

                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................  31.11%**
      ONE YEAR ENDED 2/29/00............................  39.03%
      FIVE YEARS ENDED 2/29/00..........................  13.30%
      INCEPTION (10/1/92) THROUGH 2/29/00...............  13.98%

                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................  31.32%**
      ONE YEAR ENDED 2/29/00............................  39.44%
      INCEPTION (7/15/96) THROUGH 2/29/00...............  12.03%

         * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000, FEES AND EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS
            AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
        **  NOT ANNUALIZED.

                                     PORTFOLIO SECTOR WEIGHTING***
                                       (As of February 29, 2000)

                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

     TECHNOLOGY        38.8%
MATERIALS & SERVICES   26.9%
CONSUMER NON-DURABLES  12.8%
CAPITAL GOODS          11.2%
FINANCE                 4.3%
CONSUMER DURABLES       2.5%
TRANSPORTATION          2.1%
ENERGY                  0.7%
UTILITIES               0.7%

   SMALL COMPANY GROWTH PORTFOLIO
   FUND COMMENTARY - (Continued)

                       ***  Based on percent of Portfolio's total market value.

   SMALL COMPANY VALUE PORTFOLIO
   FUND COMMENTARY
(Sidebar)                   PORTFOLIO INFORMATION(1)
                           (As of February 29, 2000)

DIVIDEND YIELD(2) .................................................    2.7%
AVERAGE PRICE/BOOK RATIO .........................................    1.9
AVERAGE PRICE/EARNINGS RATIO .....................................   11.6
AVERAGE MARKET CAPITALIZATION ...................................   $0.9 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE BOOK/PRICE RATIO IS
  CALCULATED BASED ON THE BOOK VALUE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE AVERAGE PRICE/EARNINGS RATIO IS CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR.
2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.
(END SIDEBAR)

                       For the six months ended February 29, 2000, the Small Company Value Portfolio generated negative returns, which were reflective of how value criteria have fared during this period. The performance of the Portfolio's Investment Class Shares were -15.41% and the Institutional Class Shares were -15.35% for the six months ended February 29, 2000. It was a difficult period for strategies which concentrate on traditional value disciplines, like low price to earnings and low price to book ratios. High quality investment orientations also suffered, as investors seemed to be enamored with higher risk of yet unproven new technology and internet business ventures.

                       Nearly all sector groupings generated double digit losses with the exception of Technology, which at the beginning of the period had a very small 1% weighting in the Portfolio. This points out that it was not the sector emphasis, which explained performance, but rather the individual stock selection criteria that is the cause of the return profile. Value criteria were out of favor for this period, and investment approaches which key off the traditional measures for this, such as the Small Company Value Portfolio, were impacted as a result. Finance and Materials & Services were the two most heavily weighted sectors at the beginning of the period (18% and 21%, respectively). These sectors generated returns of -15.7% and -21.2%, respectively. The positions were established due to their attractively low valuation levels, and management is comfortable that in time their price appeal will be generally recognized by investors. As we have seen many times in the past, the market goes through periodic phases when fundamentals are discounted. However, they are often followed by subsequent periods when those valuations come back into alignment.

                       The Small Company Value Portfolio maintains a focus on investing in stocks which are consistent with a value orientation. As a result, companies are

   SMALL COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)
                       identified whose prices are low relative to measures like earnings and book value. Companies are ranked on these factors and the most attractive valuation names are selected. Dividend yield is also a criteria used in the Portfolio construction process; however, dividend yields among small companies are on average less than those for large companies. Demand for value stocks is driven by two types of investors - those seeking higher current income coming from the dividend and those who feel the stock is undervalued relative to its earnings and should appreciate in price. The Portfolio buys stocks that exhibit these characteristics. When demand is low for these types of approaches, stocks which fit this description are slow to rise and may actually decline in price.

   SMALL COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)

                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................  (15.41)%(**)
      ONE YEAR ENDED 2/29/00............................  (11.02)%
      FIVE YEARS ENDED 2/29/00..........................    5.97%
      INCEPTION (9/30/92) THROUGH 2/29/00...............    6.66%

                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................  (15.35)%(**)
      ONE YEAR ENDED 2/29/00............................  (10.76)%
      INCEPTION (7/15/96) THROUGH 2/29/00...............    3.52%

         * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000, FEES AND EXPENSES TOTALING 0.15% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS
            AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
        **  NOT ANNUALIZED.

                                     PORTFOLIO SECTOR WEIGHTING***
                                       (As of February 29, 2000)

                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

MATERIALS & SERVICES   25.4%
TECHNOLOGY             12.7%
CONSUMER NON-DURABLES  12.3%
FINANCE                11.6%
UTILITIES              11.6%
CAPITAL GOODS           9.7%
ENERGY                  6.4%
CONSUMER DURABLES       6.0%
TRANSPORTATION          4.3%

   SMALL COMPANY VALUE PORTFOLIO
   FUND COMMENTARY - (Continued)

                       ***  Based on percent of Portfolio's total market value.

   WILSHIRE 5000 INDEX PORTFOLIO
   FUND COMMENTARY
(Sidebar)                   PORTFOLIO INFORMATION(1)
                           (As of February 29, 2000)

DIVIDEND YIELD(2) ..................................................   1.1%
AVERAGE PRICE/EARNINGS RATIO .....................................   33.3
AVERAGE 5-YEAR EARNINGS GROWTH ......................................   12%
AVERAGE MARKET CAPITALIZATION ...................................... $99 BILLION

1 ALL AVERAGES ARE DOLLAR-WEIGHTED AVERAGES. THE AVERAGE PRICE/EARNINGS RATIO IS
  CALCULATED BASED ON THE PRICE OF EACH PORTFOLIO SECURITY AS OF THE END OF ITS ISSUER'S MOST RECENT FISCAL YEAR. THE 5-YEAR NUMBER IS CALCULATED BASED ON THE RESULTS FOR THE 5-YEAR PERIOD ENDED FEBRUARY 29, 2000 FOR THOSE SECURITIES IN THE PORTFOLIO'S HOLDINGS AS OF FEBRUARY 29, 2000 WHOSE ISSUERS HAVE BEEN IN EXISTENCE FOR AT LEAST 5 YEARS.
2 THE ONE-YEAR DIVIDEND YIELD CORRESPONDS TO THE STATED DIVIDENDS OF ALL
  UNDERLYING SECURITIES HELD BY THE PORTFOLIO AND IS NOT AN INDICATION OF THE CURRENT SEC YIELD OF THE PORTFOLIO ITSELF.
(END SIDEBAR)

                       In the six months ended February 29, 2000, the Wilshire 5000 Index Portfolio enjoyed strong performance owing in part to the fact that small company stocks performed well. The Portfolio's Investment Class Shares generated a 12.13% return and the Institutional Class Shares were up 12.24%. A third class, the Horace Mann Class Shares, was initiated during the year, and for the period it generated a 15.63% return.

                       During this period in the market there was a sharp division in performance between what are typically classified as growth stocks versus value stocks. Companies that fit these classifications tend to be on the opposite ends of the spectrum ranging from high to low on measures like price to earnings ("P/E") and price to book ("P/B"). Growth stocks tend to have higher valuations, and as a result, are more apt to be priced high, relative to earnings and book value. Value stocks are, by definition, at the other extreme and are called value because of their appreciation potential. The difference in performance for these two categories was surprising. To demonstrate this we have divided the entire Wilshire 5000 Portfolio into high and low groupings on each of these measures and looked at the performance of each group. As the numbers below indicate there was a dramatic difference in return simply dividing the Portfolio into halves, based on these measures.

                                                             Wilshire 5000 Index
                       Portfolio
                                                                  Sorted by PE &
                       PB

                                     PERFORMANCE
              FACTOR                 HIGH   LOW
PRICE/EARNINGS.....................  25.0%  (9.8%)
PRICE/BOOK.........................  14.0% (14.8%)

   WILSHIRE 5000 INDEX PORTFOLIO
   FUND COMMENTARY - (Continued)

                       The differences are even greater when we combine the companies in both categories. The difference in performance of companies that are both high P/E and high P/B when compared to the companies that reside in both the low categories is even greater as is shown below.

                                     HIGH   LOW
COMPANIES IN BOTH CATEGORIES.......  23.4% (17.2%)

   WILSHIRE 5000 INDEX PORTFOLIO
   FUND COMMENTARY - (Continued)

                       The performance of the sectors of the Wilshire 5000 Index Portfolio also reflects this growth and value split. Growth stocks tend to have a high concentration in Technology. Technology was the strongest performing sector (up 50.3%). Value stocks tend to be underweighted in Technology and are more heavily weighted in Finance (down 11.0%) and Utilities (up 4.9%).

                       Unlike prior periods where the best performing companies resided among the large growth segment of the Wilshire 5000 Index Portfolio, during this period the best performance was recorded by small technology and internet related companies' initial public offerings ("IPO"). There has probably never been a time when the IPO phenomenon has had such an influence on an index as broad as the Wilshire 5000 Index. Given the aggregate market capitalization of the IPO offerings during this period and the tremendous performance subsequent to the launch of those IPO's, there was a meaningful impact on the return of the Index during this six month period. Management is vigilant to such issues and is constantly seeking ways of effectively managing such issues.

                       The Wilshire 5000 Index is comprised of about 7,200 securities, and measures the performance of all U.S. domiciled stocks traded on the NYSE, the AMEX and NASDAQ with readily available price information. The Wilshire 5000 Index Portfolio currently holds around 2,500 securities and expects to ultimately hold around 3,000 securities representing approximately 90% of the total market value of the Index. Using statistical procedures, securities are selected based on market capitalization and industry weightings, giving the Portfolio the appropriate configuration in line with the Wilshire 5000 Index.

THE STRONG PERFORMANCE OF THE FUND WAS IN LARGE PART ATTRIBUTABLE TO THE FUND'S TECHNOLOGY HOLDINGS. INVESTORS IN THE FUND SHOULD REALIZE THAT FAVORABLE CONDITIONS FOR TECHNOLOGY STOCKS MAY NOT CONTINUE AND MAY NOT BE REPEATED IN THE FUTURE.

   WILSHIRE 5000 INDEX PORTFOLIO
   FUND COMMENTARY - (Continued)

                                        INVESTMENT CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................  12.13%**
      INCEPTION (2/1/99) THROUGH 2/29/00................  14.44%

                                      INSTITUTIONAL CLASS SHARES
                                     AVERAGE ANNUAL TOTAL RETURN*

      SIX MONTHS ENDED 2/29/00..........................  12.24%**
      INCEPTION (2/1/99) THROUGH 2/29/00................  14.64%

                                       HORACE MANN CLASS SHARES
                                             TOTAL RETURN*

      INCEPTION (12/10/99) THROUGH 2/29/00..............  15.63%**

         * ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. DURING THE PERIODS, CERTAIN FEES AND EXPENSES WERE WAIVED OR REIMBURSED. FOR THE PERIOD ENDED FEBRUARY 29, 2000, FEES AND EXPENSES TOTALING 0.34% PER SHARE WERE WAIVED OR REIMBURSED. WITHOUT SUCH WAIVERS
            AND REIMBURSEMENTS, TOTAL RETURNS WOULD HAVE BEEN LOWER.
        **  NOT ANNUALIZED.

                                     PORTFOLIO SECTOR WEIGHTING***
                                       (As of February 29, 2000)

                       EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED
                       GRAPHIC

     TECHNOLOGY        33.3%
CONSUMER NON-DURABLES  22.8%
FINANCE                12.5%
MATERIALS & SERVICES   11.5%
UTILITIES               9.0%
ENERGY                  4.5%
CAPITAL GOODS           4.2%
CONSUMER DURABLES       1.5%
TRANSPORTATION          0.7%

   WILSHIRE 5000 INDEX PORTFOLIO
   FUND COMMENTARY - (Continued)

                       ***  Based on percent of Portfolio's total market value.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY GROWTH PORTFOLIO                         FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS                                       (UNAUDITED)

                                                                Value
Shares                                                         (Note 1)
------                                                         --------
COMMON STOCKS - 100.6%
         Aerospace - 0.5%
 16,300  Textron, Inc......................................  $    994,300
 52,300  United Technologies Corporation...................     2,664,031
                                                             ------------
                                                                3,658,331
                                                             ------------

         Apparel - 0.2%
 11,200  Abercrombie & Fitch Co., Class A*.................       164,500
 13,204  Jones Apparel Group*..............................       298,741
 30,500  Nike, Inc., Class B...............................       867,344
                                                             ------------
                                                                1,330,585
                                                             ------------

         Banks - 1.1%
 79,846  Bank of New York Company, Inc.....................     2,659,870
 32,725  Fifth Third Bancorp...............................     1,703,745
 24,200  Northern Trust Corporation........................     1,367,300
 17,600  State Street Corporation..........................     1,282,600
  9,133  Zions Bancorporation..............................       484,620
                                                             ------------
                                                                7,498,135
                                                             ------------

         Business Machines - 27.4%
 11,200  Adaptec, Inc.*....................................       459,200
 13,300  Adobe Systems, Inc................................     1,356,600
 25,930  BMC Software, Inc.*...............................     1,192,780
353,344  Cisco Systems, Inc.*..............................    46,707,660
 38,800  Compuware Corporation*............................       858,450
  7,681  Comverse Technology, Inc.*........................     1,512,197
276,000  Dell Computer Corporation*........................    11,264,250
110,128  EMC Corporation*..................................    13,105,232
 34,000  Gateway 2000, Inc.*...............................     2,337,500
110,114  Hewlett-Packard Company...........................    14,810,333
 14,000  Lexmark International Group, Inc., Class A*.......     1,669,500
  8,250  Microchip Technology, Inc.*.......................       515,109
554,674  Microsoft Corporation*............................    49,573,989
 12,600  Novellus Systems, Inc*............................       747,338
312,750  Oracle Systems Corporation*.......................    23,221,687
  9,500  Sterling Commerce, Inc.*..........................       416,219
                                                                Value
Shares                                                         (Note 1)
------                                                         --------
         Business Machines (continued)
168,256  Sun Microsystems, Inc.*...........................  $ 16,026,384
                                                             ------------
                                                              185,774,428
                                                             ------------

         Business Services - 7.5%
  5,300  Affiliated Computer Services, Inc., Class A*......       166,950
  8,314  Apollo Group, Inc., Class A*......................       189,663
 37,100  At Home Corporation, Series A*....................     1,272,994
 67,228  Automatic Data Processing, Inc....................     2,928,620
  6,500  Cambridge Technology Partners, Inc.*..............        97,500
 12,029  Cintas Corporation................................       480,408
 19,100  Citrix Systems, Inc.*.............................     2,013,856
 58,500  Computer Associates International, Inc............     3,762,281
 17,400  Computer Sciences Corporation.....................     1,371,337
 22,200  Concord EFS, Inc.*................................       434,288
 16,500  Convergys Corporation*............................       635,250
  9,800  DoubleClick, Inc.*................................       870,363
  6,837  DST Systems, Inc.*................................       383,727
  6,900  EarthLink, Inc.*..................................       171,638
 14,000  eBay, Inc.*.......................................     2,007,250
 15,600  Equifax, Inc......................................       330,525
 13,400  Fiserv, Inc.*.....................................       365,150
 16,600  i2 Technologies, Inc.*............................     2,714,100
 11,300  Inktomi Corporation*..............................     1,549,512
 30,600  Interpublic Group of Companies, Inc...............     1,229,737
  8,800  Legato Systems, Inc.*.............................       313,500
 10,400  Lycos, Inc.*......................................       620,100
  8,300  Manpower, Inc.....................................       271,306
 19,343  Omnicom Group, Inc................................     1,821,869
 29,172  Parametric Technology Corporation*................       884,276
 26,683  Paychex, Inc......................................     1,335,818
  9,900  Perot Systems Corporation, Class A*...............       251,831
  7,900  QLogic Corporation*...............................     1,232,400
 15,900  RealNetworks, Inc.*...............................     1,117,969
  9,864  Robert Half International, Inc.*..................       416,754
 20,200  Siebel Systems, Inc.*.............................     2,801,487

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY GROWTH PORTFOLIO                         FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                Value
Shares                                                         (Note 1)
------                                                         --------
         Business Services (continued)
 13,000  SunGard Data Systems, Inc.*.......................  $    390,000
  7,621  Synopsys, Inc.*...................................       304,364
 27,850  VERITAS Software Corporation*.....................     5,510,819
 16,600  Vitesse Semiconductor Corporation*................     1,723,287
 57,300  Yahoo!, Inc.*.....................................     9,150,094
                                                             ------------
                                                               51,121,023
                                                             ------------

         Construction - 0.2%
 15,671  Clayton Homes, Inc................................       127,327
 48,113  Masco Corporation.................................       860,020
                                                             ------------
                                                                  987,347
                                                             ------------

         Consumer Durables - 0.1%
  9,388  Maytag Corporation................................       248,195
 30,536  Newell Rubbermaid, Inc............................       706,145
                                                             ------------
                                                                  954,340
                                                             ------------

         Cosmetics - 2.1%
 25,560  Clorox Company....................................     1,033,583
 13,334  Estee Lauder Companies, Inc., Class A.............       578,362
144,400  Proctor & Gamble Company..........................    12,707,200
                                                             ------------
                                                               14,319,145
                                                             ------------

         Drugs & Medicine - 14.3%
165,286  Abbott Laboratories...............................     5,413,116
110,800  Amgen, Inc.*......................................     7,555,175
 16,400  Biogen, Inc.*.....................................     1,770,175
215,776  Bristol-Myers Squibb Company......................    12,258,774
 29,549  Cardinal Health, Inc..............................     1,218,896
 19,600  Chiron Corporation*...............................       980,000
 32,800  Guidant Corporation...............................     2,209,900
 17,900  Immunex Corporation*..............................     3,534,131
146,114  Johnson & Johnson.................................    10,483,680
  6,600  MedImmune, Inc.*..................................     1,310,100
127,434  Medtronic, Inc....................................     6,172,584
                                                                Value
Shares                                                         (Note 1)
------                                                         --------
         Drugs & Medicine (continued)
254,800  Merck & Company, Inc..............................  $ 15,686,125
420,958  Pfizer, Inc.......................................    13,523,276
159,458  Schering-Plough Corporation.......................     5,561,098
 10,500  Stryker Corporation...............................       614,250
 92,914  Warner-Lambert Company............................     7,949,954
 10,410  Watson Pharmaceuticals, Inc.*.....................       416,400
                                                             ------------
                                                               96,657,634
                                                             ------------

         Electronics - 17.8%
 32,428  ADC Telecommunications, Inc.*.....................     1,455,206
 21,614  Altera Corporation*...............................     1,723,716
 20,828  American Power Conversion Corporation*............       706,850
 18,800  Analog Devices, Inc.*.............................     2,951,600
 40,814  Applied Materials, Inc.*..........................     7,466,411
  6,000  Electronics For Imaging, Inc.*....................       356,250
  7,900  Gentex Corporation*...............................       230,828
359,516  Intel Corporation.................................    40,625,308
 24,600  JDS Uniphase Corporation*.........................     6,485,175
 19,178  KLA-Tencor Corporation*...........................     1,494,685
 16,700  Linear Technology Corporation.....................     1,752,456
332,900  Lucent Technologies, Inc..........................    19,807,550
 29,220  Maxim Integrated Products, Inc.*..................     1,952,261
 16,780  Molex, Inc........................................       937,583
 66,000  Motorola, Inc.....................................    11,253,000
 69,800  QUALCOMM, Inc.*...................................     9,942,137
  6,400  Sanmina Corporation*..............................       749,200
 31,830  Solectron Corporation*............................     2,084,865
  9,621  Symbol Technologies, Inc..........................       915,198
 42,502  Tellabs, Inc.*....................................     2,040,096
 18,656  Teradyne, Inc.*...................................     1,623,072
 11,100  Univision Communications, Inc., Class A*..........     1,130,812
  6,900  VISX, Inc.*.......................................       116,869
 34,276  Xilinx, Inc.*.....................................     2,733,511
                                                             ------------
                                                              120,534,639
                                                             ------------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY GROWTH PORTFOLIO                         FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                Value
Shares                                                         (Note 1)
------                                                         --------
         Energy & Utilities - 0.3%
 22,400  AES Corporation*..................................  $  1,877,400
                                                             ------------

         Energy - Raw Materials - 0.9%
 14,900  ENSCO International, Inc..........................       450,725
 18,900  Global Marine, Inc.*..............................       424,069
 14,700  Nabors Industries, Inc.*..........................       527,363
 59,500  Schlumberger, Ltd.................................     4,395,562
  5,300  Smith International, Inc.*........................       332,244
                                                             ------------
                                                                6,129,963
                                                             ------------

         Food & Agriculture - 0.1%
    400  Group 1 Software, Inc.*...........................        12,150
 12,700  Wrigley (Wm.) Jr. Company.........................       858,838
                                                             ------------
                                                                  870,988
                                                             ------------

         Insurance - 0.5%
 28,815  AFLAC, Inc........................................     1,053,548
  7,589  Ambac Financial Group, Inc........................       333,442
 48,906  AXA Financial, Inc................................     1,464,123
 11,800  MGIC Investment Corporation.......................       441,025
  6,921  Protective Life Corporation.......................       152,262
                                                             ------------
                                                                3,444,400
                                                             ------------

         Media - 1.4%
  7,900  CNET, Inc.*.......................................       528,313
 62,000  Cox Communications, Inc., Class A*................     2,817,125
  4,100  Express Scripts, Inc., Class A*...................       188,856
 30,314  Gannet Company, Inc...............................     1,976,094
  6,875  Gartner Group, Inc., Class A*.....................        98,398
 21,300  McGraw-Hill Companies, Inc........................     1,083,637
 18,900  New York Times Company, Class A...................       798,525
 25,700  Tribune Company...................................     1,000,694
 16,700  TV Guide, Inc.*...................................       786,988
                                                             ------------
                                                                9,278,630
                                                             ------------
                                                                Value
Shares                                                         (Note 1)
------                                                         --------

         Miscellaneous Finance - 3.7%
 48,900  American Express Company..........................  $  6,561,769
 17,100  Ameritrade Holding Corporation, Class A*..........       319,556
 79,100  Associates First Capital Corporation, Class A.....     1,572,112
 21,400  Capital One Financial Corporation.................       787,788
  6,612  FINOVA Group, Inc.................................       189,269
 27,314  Franklin Resources, Inc...........................       742,599
 87,067  MBNA Corporation..................................     1,980,774
123,900  Morgan Stanley Dean Witter & Company..............     8,727,206
 13,129  Price (T. Rowe) Associates, Inc...................       432,436
 88,792  Schwab (Charles) Corporation......................     3,712,615
                                                             ------------
                                                               25,026,124
                                                             ------------

         Motor Vehicles - 0.2%
 16,514  Harley-Davidson, Inc..............................     1,125,016
  7,214  Lear Corporation*.................................       152,396
  7,100  Navistar International Corporation................       232,525
                                                             ------------
                                                                1,509,937
                                                             ------------

         Non-Durable & Entertainment - 0.9%
  6,800  Electronic Arts, Inc.*............................       680,000
147,200  McDonald's Corporation............................     4,646,000
  8,100  Outback Steakhouse, Inc.*.........................       211,613
 19,758  Starbucks Corporation*............................       694,000
                                                             ------------
                                                                6,231,613
                                                             ------------

         Non-Ferrous Metals - 0.4%
 39,900  Alcoa, Inc........................................     2,733,150
 17,700  Freeport-McMoRan Copper & Gold, Inc.,
           Class B*........................................       243,375
                                                             ------------
                                                                2,976,525
                                                             ------------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY GROWTH PORTFOLIO                         FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                Value
Shares                                                         (Note 1)
------                                                         --------
         Optical & Photo - 0.8%
 26,600  Corning, Inc......................................  $  5,000,800
                                                             ------------

         Producer Goods - 8.5%
 12,272  Avery Dennison Corporation........................       744,757
 22,629  Dover Corporation.................................       872,631
 47,125  Emerson Electric Company..........................     2,147,133
356,500  General Electric Company..........................    47,124,844
 85,700  Honeywell International, Inc......................     4,124,312
 32,600  Illinois Tool Works, Inc..........................     1,685,012
  9,500  Jabil Circuit, Inc.*..............................       659,656
  8,600  Miller (Herman), Inc..............................       176,300
                                                             ------------
                                                               57,534,645
                                                             ------------

         Retail - 8.2%
 16,114  AutoZone, Inc.*...................................       395,800
 15,100  Bed Bath & Beyond, Inc.*..........................       428,463
 78,200  Cendant Corporation...............................     1,392,938
 24,400  Dollar General Corporation........................       510,875
  6,700  Dollar Tree Stores, Inc.*.........................       260,044
 12,400  eToys, Inc.*......................................       174,375
 93,087  Gap, Inc..........................................     4,497,266
241,682  Home Depot, Inc...................................    13,972,241
 26,970  Intimate Brands, Inc..............................       881,582
 17,714  Kohl's Corporation*...............................     1,342,943
 41,414  Lowe's Companies, Inc.............................     1,972,342
  9,900  Ross Stores, Inc..................................       143,550
 55,440  Safeway, Inc.*....................................     2,137,905
 48,000  Target Corporation................................     2,832,000
  7,600  Tiffany & Company.................................       487,825
 34,500  TJX Companies, Inc................................       549,844
483,500  Wal-Mart Stores, Inc..............................    23,540,406
                                                             ------------
                                                               55,520,399
                                                             ------------
                                                                Value
Shares                                                         (Note 1)
------                                                         --------

         Telephone - 3.1%
 33,100  ALLTEL Corporation................................  $  1,919,800
 23,418  Broadwing, Inc.*..................................       695,222
 15,096  Century Telephone Enterprises.....................       507,603
 18,600  Exodus Communications, Inc.*......................     2,648,175
 19,500  Global TeleSystems Group, Inc.*...................       487,500
106,497  GTE Corporation...................................     6,283,323
 81,000  Qwest Communications International, Inc.*.........     3,756,375
 54,900  US West, Inc......................................     3,987,112
  9,500  United States Cellular Corporation*...............       635,906
                                                             ------------
                                                               20,921,016
                                                             ------------

         Tire & Rubber - 0.1%
 15,400  Danaher Corporation...............................       628,513
                                                             ------------

         Travel & Recreation - 0.3%
 66,618  Carnival Corporation..............................     1,919,431
 12,200  MGM Grand, Inc.*..................................       242,475
                                                             ------------
                                                                2,161,906
                                                             ------------
         TOTAL COMMON STOCKS
           (Cost $474,274,786).............................   681,948,466
                                                             ------------

TOTAL INVESTMENTS
  (Cost $474,274,786**)...........................  100.6%   681,948,466
OTHER ASSETS AND LIABILITIES
  (Net)...........................................  (0.6%)    (4,100,624)
                                                    ------   -----------
NET ASSETS........................................  100.0%   $677,847,842
                                                    ======   ===========

--------------------------

*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $474,274,786.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY VALUE PORTFOLIO                          FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS                                       (UNAUDITED)

                                                                 Value
Shares                                                         (Note 1)
------                                                         --------
COMMON STOCKS - 99.6%
         Aerospace - 2.5%
 19,700  Boeing Company.....................................  $   726,438
  3,200  Crane Company......................................       63,600
  9,885  General Dynamics Corporation.......................      427,526
  5,296  Goodrich (B.F.) Company............................      126,773
  2,000  Litton Industries, Inc.*...........................       59,875
  4,200  Lockheed Martin Corporation........................       73,237
    500  Northrop Grumman Corporation.......................       22,719
  4,600  TRW, Inc...........................................      220,800
                                                              -----------
                                                                1,720,968
                                                              -----------
         Air Transportation - 0.7%
  1,380  Continental Airlines, Inc., Class B*...............       43,642
  7,071  Delta Air Lines, Inc...............................      322,614
  2,600  UAL Corporation*...................................      126,750
                                                              -----------
                                                                  493,006
                                                              -----------

         Apparel - 0.4%
  2,900  Liz Claiborne, Inc.................................      108,569
  5,800  V.F. Corporation...................................      143,188
                                                              -----------
                                                                  251,757
                                                              -----------

         Banks - 13.0%
 15,951  AmSouth Bancorporation.............................      231,290
  5,500  Associated Banc-Corp...............................      139,219
 50,954  Bank of America Corporation........................    2,347,069
 17,291  Bank One Corporation...............................      446,324
 37,384  Chase Manhattan Corporation........................    2,976,701
  4,000  Compass Bancshares, Inc............................       64,750
  9,612  First Securities Corporation.......................      222,878
 48,693  Firstar Corporation................................      867,344
 28,200  FleetBoston Financial Corporation..................      768,450
  5,300  GreenPoint Financial Corporation...................       84,469
  3,400  Mercantile Bankshares Corporation..................       85,425
 10,340  National City Corporation..........................      199,045
  6,700  North Fork Bancorporation, Inc.....................      109,713
 11,000  Regions Financial Corporation......................      222,750
  4,250  SouthTrust Corporation.............................       97,484
                                                                 Value
Shares                                                         (Note 1)
------                                                         --------
         Banks (continued)
  7,487  Summit Bankcorp....................................  $   179,220
                                                              -----------
                                                                9,042,131
                                                              -----------

         Business Machines - 7.2%
 17,808  3Com Corporation*..................................    1,745,184
 67,513  Compaq Computer Corporation........................    1,679,386
  2,301  NCR Corporation*...................................       87,294
 18,424  Seagate Technology, Inc.*..........................      918,897
  9,028  Silicon Graphics, Inc.*............................       88,587
  4,100  Sterling Software, Inc.*...........................      147,088
 15,100  Xerox Corporation..................................      327,481
                                                              -----------
                                                                4,993,917
                                                              -----------

         Business Services - 2.6%
  2,350  Affiliated Computer Services, Inc., Class A*.......       74,025
 21,800  AutoNation, Inc.*..................................      164,863
  4,901  Block H & R, Inc...................................      215,031
  6,312  Computer Sciences Corporation......................      497,465
  1,400  Deluxe Corporation.................................       32,812
  6,023  Fiserv, Inc.*......................................      164,127
  3,766  Manpower, Inc......................................      123,101
  4,420  Robert Half International, Inc.*...................      186,745
  8,836  SunGard Data Systems, Inc.*........................      265,080
  3,807  Viad Corporation...................................       89,227
                                                              -----------
                                                                1,812,476
                                                              -----------

         Chemicals - 7.3%
 11,200  Air Products & Chemicals, Inc......................      288,400
 11,000  Dow Chemical Company...............................    1,193,500
 36,500  du Pont (E.I.) de Nemours & Company................    1,843,250
    200  Eastman Chemical Company...........................        7,187
  3,500  Millennium Chemicals, Inc..........................       49,000
 12,800  Minnesota Mining & Manufacturing Company...........    1,128,000
  7,700  Sigma-Aldrich Corporation..........................      182,875
  6,700  Union Carbide Corporation..........................      359,706
                                                              -----------
                                                                5,051,918
                                                              -----------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY VALUE PORTFOLIO                          FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                 Value
Shares                                                         (Note 1)
------                                                         --------
         Construction - 0.5%
  2,800  Centex Corportaion.................................  $    55,125
  5,200  Johns Manville Corporation.........................       42,250
  3,300  Lafarge Corporation................................       64,969
    800  Martin Marietta Materials, Inc.....................       28,400
  4,200  Sherwin-Williams Company...........................       80,325
  2,000  Southdown, Inc.....................................       99,250
                                                              -----------
                                                                  370,319
                                                              -----------

         Consumer Durables - 0.2%
  4,100  Maytag Corporation.................................      108,394
  1,000  Whirlpool Corporation..............................       54,312
                                                              -----------
                                                                  162,706
                                                              -----------

         Containers - 0.2%
  2,500  Bemis Company, Inc.................................       74,375
  3,400  Sonoco Products Company............................       62,687
                                                              -----------
                                                                  137,062
                                                              -----------

         Domestic Oil - 0.7%
  3,300  Ashland, Inc.......................................      102,712
  2,300  Diamond Offshore Drilling, Inc.....................       73,025
  8,400  Transocean Offshore, Inc...........................      331,275
                                                              -----------
                                                                  507,012
                                                              -----------

         Electronics - 1.7%
  4,925  Molex, Inc.........................................      275,184
  6,958  SCI Systems, Inc.*.................................      280,060
  3,900  Scientific-Atlanta, Inc............................      400,481
  3,279  Snyder Communications, Inc.........................       79,516
  5,300  Thermo Electron Corporation*.......................       82,812
  2,500  Thomas & Betts Corporation.........................       56,094
                                                              -----------
                                                                1,174,147
                                                              -----------

         Energy & Utilities - 10.6%
  5,600  Ameren Corporation.................................      168,000
  2,100  Cinergy Corporation................................       44,887
  3,500  Coastal Corporation................................      147,219
  6,500  Consolidated Edison Company New York, Inc..........      179,156
                                                                 Value
Shares                                                         (Note 1)
------                                                         --------
         Energy & Utilities (continued)
  7,150  DPL, Inc...........................................  $   153,725
    193  DQE, Inc...........................................        8,974
  7,100  DTE Energy Company.................................      214,331
  7,508  Duke Energy Corporation............................      364,138
    500  El Paso Energy Corporation.........................       18,531
  2,900  Energy East Corporation............................       60,900
 56,400  Enron Corporation..................................    3,891,600
 12,100  Entergy Corporation................................      245,025
  4,900  Florida Progress Corporation.......................      208,863
  8,800  FPL Group, Inc.....................................      339,900
  6,200  GPU, Inc...........................................      154,225
  6,872  KeySpan Energy.....................................      140,017
    800  Pinnacle West Capital Corporation..................       22,100
    900  Potomac Electric Power Company.....................       18,281
 24,419  PPL Corporation....................................      491,432
 10,800  Public Service Enterprise Group, Inc...............      313,200
  3,800  Texas Utilities Company............................      123,975
  2,100  Unicom Corporation.................................       79,406
    100  UtiliCorp United, Inc..............................        1,637
                                                              -----------
                                                                7,389,522
                                                              -----------

         Energy - Raw Materials - 1.9%
    200  Cooper Cameron Corporation*........................       11,050
  6,000  ENSCO International, Inc...........................      181,500
 45,400  EOG Resources, Inc.................................      692,350
  5,600  Global Marine, Inc.*...............................      125,650
  1,780  Nabors Industries, Inc.*...........................       63,857
  5,600  Noble Drilling Corporation*........................      201,600
                                                              -----------
                                                                1,276,007
                                                              -----------

         Food & Agriculture - 0.7%
  1,100  McCormick & Company, Inc., Non Voting Shares.......       30,112
 40,900  Nabisco Holdings Corporation, Class A..............      352,763
  6,741  Supervalu, Inc.....................................      115,861
                                                              -----------
                                                                  498,736
                                                              -----------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY VALUE PORTFOLIO                          FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                 Value
Shares                                                         (Note 1)
------                                                         --------
         Insurance - 3.9%
 10,800  American General Corporation.......................  $   563,625
 10,000  CIGNA Corporation..................................      738,125
 15,990  Conseco, Inc.......................................      233,854
 11,200  Hartford Financial Services Group, Inc.............      350,000
  9,250  Jefferson-Pilot Corporation........................      481,578
  3,100  Protective Life Corporation........................       68,200
  4,300  ReliaStar Financial Corporation....................      120,131
  6,500  Torchmark Corporation..............................      128,781
                                                              -----------
                                                                2,684,294
                                                              -----------
         International Oil - 15.5%
 26,700  Chevron Corporation................................    1,994,156
106,941  Exxon Mobil Corporation............................    8,053,994
 12,200  Santa Fe International Corporation.................      349,988
  8,500  Texaco, Inc........................................      403,219
                                                              -----------
                                                               10,801,357
                                                              -----------

         Media - 1.7%
 19,512  Comcast Corporation, Special Class A...............      829,260
  5,700  Donnelley (R.R.) & Sons Company....................      109,013
    800  Knight-Ridder, Inc.................................       37,500
  5,200  Reader's Digest Association, Inc., Class A.........      178,750
                                                              -----------
                                                                1,154,523
                                                              -----------

         Miscellaneous Finance - 3.4%
 11,890  Charter One Financial, Inc.........................      187,268
 25,800  Edwards (A.G.), Inc................................      817,538
 10,400  Lehman Brothers Holdings, Inc......................      754,000
  5,700  Merrill Lynch & Company, Inc.......................      584,250
                                                              -----------
                                                                2,343,056
                                                              -----------
         Motor Vehicles - 7.2%
  8,100  Dana Corporation...................................      172,631
    800  Eaton Corporation..................................       59,950
 48,100  Ford Motor Company.................................    2,002,163
 36,600  General Motors Corporation.........................    2,783,888
                                                              -----------
                                                                5,018,632
                                                              -----------
                                                                 Value
Shares                                                         (Note 1)
------                                                         --------

         Non-Durable & Entertainment - 0.2%
  6,300  Darden Restaurants, Inc............................  $    83,081
 13,200  Service Corporation International..................       48,675
                                                              -----------
                                                                  131,756
                                                              -----------

         Non-Ferrous Metals - 0.8%
  7,200  Alcoa, Inc.........................................      493,200
  6,000  Engelhard Corporation..............................       81,750
                                                              -----------
                                                                  574,950
                                                              -----------

         Optical & Photo - 0.8%
  9,700  Eastman Kodak Company..............................      555,931
                                                              -----------

         Paper & Forest Products - 3.6%
    124  Boise Cascade Corporation..........................        3,697
  4,400  Consolidated Papers, Inc...........................      166,925
 30,200  Georgia-Pacific Corporation (Timber Group).........      666,288
  3,100  Georgia-Pacific Group..............................      107,531
 21,100  Kimberly-Clark Corporation.........................    1,090,606
    600  Mead Corporation...................................       17,962
  8,800  Weyerhaeuser Company...............................      451,550
                                                              -----------
                                                                2,504,559
                                                              -----------

         Producer Goods - 3.0%
  4,600  Cooper Industries, Inc.............................      139,150
 10,363  Dover Corporation..................................      399,623
  9,700  FMC Corporation....................................      468,631
  3,314  Grainger (W.W.), Inc...............................      141,881
  4,224  Illinois Tool Works, Inc...........................      218,328
  5,900  Ingersoll-Rand Company.............................      226,044
  4,300  Johnson Controls, Inc..............................      229,513
  6,000  Pall Corporation...................................      118,500
  4,050  Parker-Hannifin Corporation........................      146,813
                                                              -----------
                                                                2,088,483
                                                              -----------

         Railroads & Shipping - 0.5%
 18,200  Burlington Northern Santa Fe Corporation...........      358,313
                                                              -----------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    LARGE COMPANY VALUE PORTFOLIO                          FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                 Value
Shares                                                         (Note 1)
------                                                         --------
         Retail - 1.2%
 23,300  Kmart Corporation*.................................  $   205,331
  8,900  Limited, Inc.......................................      302,600
  8,100  May Department Stores Company......................      212,119
    900  Penney (J.C.) Company..............................       14,175
 12,600  Rite Aid Corporation...............................       86,625
                                                              -----------
                                                                  820,850
                                                              -----------

         Steel - 0.1%
  4,600  Allegheny Technologies, Inc........................       77,912
                                                              -----------
         Telephone - 5.9%
 44,800  Bell Atlantic Corporation..........................    2,192,400
 27,400  GTE Corporation....................................    1,616,600
  4,433  United States Cellular Corporation*................      296,734
                                                              -----------
                                                                4,105,734
                                                              -----------

         Tobacco - 1.0%
 36,500  UST, Inc...........................................      704,906
                                                              -----------

         Travel & Recreation - 0.1%
  2,100  Brunswick Corporation..............................       37,144
  2,200  MGM Grand, Inc.*...................................       43,725
                                                              -----------
                                                                   80,869
                                                              -----------
                                                                 Value
Shares                                                         (Note 1)
------                                                         --------

         Trucking & Freight - 0.5%
  8,400  PACCAR, Inc........................................  $   361,725
                                                              -----------
         TOTAL COMMON STOCKS
           (Cost $65,740,573)...............................   69,249,534
                                                              -----------

TOTAL INVESTMENTS
  (Cost $65,740,573**)............................    99.6%   69,249,534
OTHER ASSETS AND LIABILITIES
  (Net)...........................................     0.4%      286,027
                                                    -------   ----------
NET ASSETS........................................   100.0%   $69,535,561
                                                    =======   ==========

--------------------------

*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $65,740,573.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO                         FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS                                       (UNAUDITED)

                                                                Value
Shares                                                        (Note 1)
------                                                        --------
COMMON STOCKS - 100.3%

         Aerospace - 0.3%
    572  Veeco Instruments, Inc.*..........................  $    46,976
                                                             -----------

         Air Transportation - 0.0%***
     75  SkyWest, Inc......................................        2,227
                                                             -----------

         Apparel - 1.4%
  1,750  bebe stores, inc.*................................       18,484
  1,080  Buckle, Inc.*.....................................       15,795
  1,840  Children's Place Retail Stores, Inc.*.............       21,735
    970  Kenneth Cole Productions, Inc.*...................       49,470
  1,713  Pacific Sunwear of California, Inc.*..............       43,574
    760  Tarrant Apparel Group*............................        5,605
  3,130  The Men's Wearhouse, Inc.*........................       72,675
                                                             -----------
                                                                 227,338
                                                             -----------

         Banks - 0.2%
  3,025  Doral Financial Corporation.......................       29,683
                                                             -----------

         Business Machines - 5.0%
  2,815  Artesyn Technologies, Inc.*.......................       55,772
  1,487  Black Box Corporation*............................      111,246
  2,220  Computer Horizons Corporation*....................       49,395
  1,650  Cybex Computer Products Corporation*..............       76,725
  1,160  Fair Issac & Company, Inc.........................       56,623
     90  Integrated Device Technology, Inc.*...............        3,319
  1,234  Mercury Computer Systems, Inc.*...................       59,463
  1,375  MICROS Systems, Inc.*.............................       76,141
  3,786  National Instruments Corporation*.................      170,015
  3,790  Tech Data Corporation*............................       82,196
  1,955  Xircom, Inc.*.....................................       81,194
                                                             -----------
                                                                 822,089
                                                             -----------

         Business Services - 24.7%
  4,190  ACNielsen Corporation*............................       70,968
  2,500  Advantage Learning Systems, Inc.*.................       38,438
    954  Advent Software, Inc.*............................       86,516
  3,214  American Management Systems, Inc.*................      102,245
                                                                Value
Shares                                                        (Note 1)
------                                                        --------
         Business Services (continued)
    186  BARRA, Inc.*......................................  $     6,516
  3,052  BindView Development Corporation*.................      103,005
     45  Burns International Services Corporation*.........          492
  4,545  Cambridge Technology Partners, Inc.*..............       68,175
  1,410  CDI Corporation*..................................       25,732
  3,375  CDW Computer Centers, Inc.*.......................      185,203
  2,510  Cerner Corporation*...............................       88,948
    190  Checkfree Holdings Corporation*...................       16,708
  4,140  CIBER, Inc.*......................................       96,255
    190  Clarify, Inc.*....................................       27,419
  1,903  Complete Business Solutions, Inc.*................       37,822
  1,570  Computer Task Group, Inc..........................       20,116
  2,950  Dendrite International, Inc.*.....................       72,644
  5,125  DeVRY, Inc.*......................................       92,570
  2,570  FactSet Research Systems, Inc.....................       77,421
    954  Forrester Research, Inc.*.........................       38,160
  3,550  HA-LO Industries*.................................       37,719
  1,426  Hyperion Solutions Corporation*...................       70,409
  1,500  J.D. Edwards & Company*...........................       60,938
  1,822  Jacobs Engineering Group, Inc.*...................       51,130
  5,130  Keane, Inc.*......................................      123,120
  3,210  Labor Ready, Inc.*................................       26,683
  4,350  LHS Group, Inc.*..................................      196,838
  1,420  Macrovision Corporation*..........................      141,645
  2,381  Mastech Corporation*..............................       78,871
    854  Mentor Corporation................................       23,698
    572  Mercury Interactive Corporation*..................       55,127
  3,080  Navigant Consulting, Inc.*........................       29,645
  1,925  NCO Group, Inc.*..................................       44,997
  1,550  Pegasus Systems, Inc.*............................       31,000
  1,850  Personnel Group of America, Inc.*.................       14,106
  1,599  Pre Paid Legal Services, Inc.*....................       44,972
  2,667  Profit Recovery Group International, Inc.*........       49,340
    954  Project Software & Development, Inc.*.............       73,875
    667  Proxim, Inc.*.....................................       95,715
  1,160  QRS Corporation...................................      109,475

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO                         FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                Value
Shares                                                        (Note 1)
------                                                        --------
         Business Services (continued)
    858  RadiSys Corporation*..............................  $    42,042
     95  Remedy Corporation*...............................        5,385
  2,985  RSA Security, Inc.*...............................      199,808
  1,810  Sanchez Computer Associates, Inc.*................       87,785
    190  SanDisk Corporation*..............................       16,910
  3,800  Sapient Corporation*..............................      271,700
    472  StarTek, Inc.*....................................       19,529
  1,110  Strayer Education, Inc............................       29,346
  2,285  Sykes Enterprises, Inc.*..........................       37,274
  1,713  Syntel, Inc.*.....................................       28,050
  2,094  Technology Solutions Company*.....................       15,181
  3,335  TeleTech Holdings, Inc.*..........................      126,313
  2,875  Tetra Tech, Inc.*.................................       72,055
  2,000  TSI International Software Ltd.*..................      169,625
  1,604  Wackenhut Corporation, Class A....................       15,739
  3,869  Whittman-Hart, Inc.*..............................      175,556
  2,190  Wind River Systems, Inc.*.........................      127,157
                                                             -----------
                                                               4,054,111
                                                             -----------

         Chemicals - 1.2%
  1,555  MacDermid, Inc....................................       53,162
  1,709  Techne Corporation*...............................      146,600
                                                             -----------
                                                                 199,762
                                                             -----------

         Construction - 1.5%
  4,555  D.R. Horton, Inc..................................       51,244
  1,338  Dycom Industries, Inc.*...........................       66,900
  1,447  Elcor Corporation.................................       48,475
  1,315  Lennar Corporation................................       21,697
  1,040  Simpson Manufacturing Company, Inc.*..............       44,070
    857  Standard Pacific Corporation......................        9,106
                                                             -----------
                                                                 241,492
                                                             -----------

         Consumer Durables - 1.4%
  2,770  Ethan Allen Interiors, Inc........................       64,576
  3,210  Furniture Brands International, Inc.*.............       51,561
  1,505  Helen of Troy, Ltd.*..............................       10,535
  3,835  Mohawk Industries, Inc.*..........................       85,089
                                                                Value
Shares                                                        (Note 1)
------                                                        --------
         Consumer Durables (continued)
  1,440  SLI, Inc.*........................................  $    17,550
                                                             -----------
                                                                 229,311
                                                             -----------

         Drugs & Medicine - 4.9%
  1,545  Barr Laboratories, Inc.*..........................       73,581
  2,018  Bindley Western Indusries, Inc....................       34,684
  3,327  Jones Pharma, Inc.................................      238,712
  1,431  MiniMed, Inc.*....................................      142,921
  4,440  Oakley, Inc.*.....................................       38,295
  3,005  Orthodontic Centers Of America, Inc.*.............       52,024
  2,219  Patterson Dental Company*.........................       79,953
  3,075  Renal Care Group, Inc.*...........................       54,005
  1,224  ResMed, Inc.*.....................................       91,341
    900  Sierra Health Services, Inc.*.....................        5,512
                                                             -----------
                                                                 811,028
                                                             -----------

         Electronics - 21.4%
  5,800  Advanced Fibre Communications, Inc.*..............      395,125
    286  Alpha Industries, Inc.............................       41,524
    186  Amkor Technology, Inc.*...........................        9,660
    800  Aspect Communications Corporation*................       51,550
  1,808  ATMI, Inc.*.......................................       85,315
  2,200  AVT Corporation*..................................       58,163
     90  Aware, Inc.*......................................        5,670
  1,165  Benchmark Electronics, Inc.*......................       36,843
    185  Burr-Brown Corporation*...........................       10,857
    926  C & D Technologies, Inc...........................       43,290
  1,908  Cree, Inc.*.......................................      358,466
  2,170  CTS Corporation...................................      139,965
     95  Cypress Semiconductor Corporation*................        4,334
  4,600  Dallas Semiconductor Corporation..................      185,725
  1,140  Dionex Corporation*...............................       35,981
    190  DSP Group, Inc.*..................................       16,684
     95  DuPont Photomasks, Inc.*..........................        5,557
    190  Electro Scientific Industries, Inc.*..............       10,771
    281  ESS Technology, Inc.*.............................        4,373

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO                         FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                Value
Shares                                                        (Note 1)
------                                                        --------
         Electronics (continued)
    667  Harmonic, Inc.*...................................  $    91,337
  2,285  IMRglobal Corporation*............................       27,848
     95  Kent Electronics Corporation*.....................        3,218
  3,300  Macromedia, Inc.*.................................      285,244
     95  Pinnacle Systems, Inc.*...........................        4,762
  1,400  Plantronics, Inc.*................................      111,213
  1,460  Plexus Corp.*.....................................       82,444
  2,110  Power Integrations, Inc.*.........................      109,588
  1,526  Powerwave Technologies, Inc.*.....................      243,969
  2,385  Semtech Corporation*..............................      149,063
  1,340  SIPEX Corporation*................................       60,049
  1,545  Superior TeleCom, Inc.............................       19,312
  1,140  THQ, Inc.*........................................       23,014
  1,255  Technitrol, Inc...................................       58,828
     90  Tekelec*..........................................        4,635
  2,954  TranSwitch Corporation*...........................      347,095
  2,670  TriQuint Semiconductor, Inc.*.....................      317,063
  2,858  Vicor Corporation*................................       65,020
     90  Vishay Intertechnology, Inc.*.....................        3,870
                                                             -----------
                                                               3,507,425
                                                             -----------

         Energy - Raw Materials - 0.7%
  1,025  Atwood Oceanics, Inc.*............................       54,452
  4,830  Varco International, Inc.*........................       53,432
                                                             -----------
                                                                 107,884
                                                             -----------
         Food & Agriculture - 0.9%
    240  Osteotech, Inc.*..................................        3,854
  4,635  Rexall Sundown, Inc.*.............................       69,525
  1,145  Scotts Company (The), Class A*....................       37,213
  2,255  Smithfield Foods, Inc.*...........................       34,952
                                                             -----------
                                                                 145,544
                                                             -----------
         Insurance - 0.3%
  3,390  First American Financial Corporation..............       39,409
    105  Markel Corporation*...............................       13,729
                                                             -----------
                                                                  53,138
                                                             -----------
                                                                Value
Shares                                                        (Note 1)
------                                                        --------

         Media - 0.7%
    885  Consolidated Graphics, Inc.*......................  $    12,113
  3,755  Meredith Corporation..............................      107,487
                                                             -----------
                                                                 119,600
                                                             -----------

         Miscellaneous Finance - 4.6%
  5,430  AmeriCredit Corporation*..........................       75,341
  1,700  Henry (Jack) & Associates.........................      118,788
  2,370  Investment Technology Group, Inc..................       91,838
  1,134  Investors Financial Services Corporation..........       45,927
  4,347  Legg Mason, Inc...................................      170,620
  2,812  Radian Group, Inc.................................       97,541
  1,390  SEI Investments Company...........................      124,144
    760  Southwest Securities Group, Inc...................       34,865
                                                             -----------
                                                                 759,064
                                                             -----------

         Miscellaneous - 6.0%
  1,622  Aspect Development, Inc.*.........................      241,475
  2,094  eLoyalty Corporation*.............................       63,998
    289  eMerge Interactive, Inc., Class A*................       15,353
  1,431  HNC Software, Inc.*...............................      140,775
  1,525  Priority Healthcare Corporation, Class B*.........       73,200
  5,700  Reynolds & Reynolds Company, Class A..............      157,463
  4,100  Symantec Corporation*.............................      292,894
                                                             -----------
                                                                 985,158
                                                             -----------

         Motor Vehicles - 0.8%
    515  Dura Automotive Systems, Inc.*....................        6,727
  1,382  Monaco Coach Corporation*.........................       24,876
  4,040  O'Reilly Automotive, Inc.*........................       56,560
  3,005  Tower Automotive, Inc.*...........................       35,684
                                                             -----------
                                                                 123,847
                                                             -----------

         Non-Durable & Entertainment - 4.6%
  1,015  Action Performance Companies, Inc.*...............        9,198
  2,110  Applebee's International, Inc.....................       59,410
  4,670  Brinker International, Inc.*......................      101,573

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO                         FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                Value
Shares                                                        (Note 1)
------                                                        --------
         Non-Durable & Entertainment (continued)
  1,455  Catalina Marketing Corporation*...................  $   123,857
  1,502  Cheesecake Factory (The), Inc.*...................       44,685
     82  Consolidated Products, Inc........................          824
  1,908  Cytyc Corporation*................................       87,768
  2,605  Fastenal Company..................................      115,108
    480  IHOP Corporation*.................................        7,410
  2,596  International Speedway Corporation, Class A.......      114,873
  1,195  NPC International, Inc............................        9,859
  2,003  Papa John's International, Inc.*..................       48,072
  1,400  Sonic Corporation*................................       33,950
    315  Trans World Entertaiment Corporation*.............        3,347
                                                             -----------
                                                                 759,934
                                                             -----------
         Non-Ferrous Metals - 0.2%
  1,732  Reliance Steel & Aluminum Company.................       33,557
                                                             -----------

         Optical & Photo - 1.8%
  3,100  C-Cube Microsystems, Inc.*........................      289,075
                                                             -----------
         Producer Goods - 11.7%
  1,813  Advanced Energy Industries, Inc.*.................      131,896
  1,404  Astec Industries, Inc.*...........................       37,381
  3,555  Blyth Industries, Inc.*...........................       79,765
  1,522  Graco, Inc........................................       45,945
  2,070  Hanover Compressor Company*.......................       97,161
  1,049  Helix Technology Corporation......................       74,610
    495  HON INDUSTRIES, Inc...............................        9,127
  3,255  JLG Industries, Inc...............................       29,295
  3,700  Lattice Semiconductor Corporation*................      259,925
  1,830  Manitowoc Company, Inc. (The).....................       49,296
  1,145  MasTec, Inc.*.....................................       65,981
  3,322  Micrel, Inc.*.....................................      382,861
                                                                Value
Shares                                                        (Note 1)
------                                                        --------
         Producer Goods (continued)
    830  Oceaneering International, Inc.*..................  $    15,770
  2,585  Safeguard Scientifics, Inc.*......................      452,213
    836  SPS Technologies, Inc.*...........................       27,327
  2,487  Zebra Technologies Corporation, Class A*..........      165,541
                                                             -----------
                                                               1,924,094
                                                             -----------

         Retail - 2.4%
  4,855  Barnes & Noble, Inc.*.............................       83,749
  2,625  Casey's General Stores, Inc.......................       21,984
  3,155  Claire's Stores, Inc..............................       55,015
  1,795  Insight Entreprises, Inc.*........................       56,318
  5,045  Pier 1 Imports, Inc...............................       44,144
  3,905  Williams-Sonoma, Inc.*............................      120,811
    365  Zale Corporation*.................................       13,733
                                                             -----------
                                                                 395,754
                                                             -----------

         Telephone - 0.7%
  1,431  Carrier Access Corporation*.......................       81,209
  1,431  Pacific Gateway Exchange, Inc.*...................       28,978
                                                             -----------
                                                                 110,187
                                                             -----------

         Travel & Recreation - 0.8%
  1,065  Anchor Gaming Company*............................       44,331
  2,942  Speedway Motorsports, Inc.*.......................       90,099
                                                             -----------
                                                                 134,430
                                                             -----------

         Trucking & Freight - 2.1%
  2,350  American Freightways Corporation*.................       25,556
  2,615  CNF Transportation, Inc...........................       83,843
  3,785  Expeditors International of Washington, Inc.......      142,884
     92  Hunt (J.B.) Transport Services, Inc...............        1,058
    900  M.S. Carriers, Inc.*..............................       19,912

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY GROWTH PORTFOLIO                         FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                Value
Shares                                                        (Note 1)
------                                                        --------
         Trucking & Freight (continued)
  4,660  Swift Transportation Company, Inc.*...............  $    69,026
                                                             -----------
                                                                 342,279
                                                             -----------
         TOTAL COMMON STOCKS
           (Cost $11,357,262)..............................   16,454,987
                                                             -----------

TOTAL INVESTMENTS
  (Cost $11,357,262**)............................  100.3%   16,454,987
OTHER ASSETS AND LIABILITIES
  (Net)...........................................  (0.3%)      (49,945)
                                                    ------   ----------
NET ASSETS........................................  100.0%   $16,405,042
                                                    ======   ==========

--------------------------

*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $11,357,262.
***  Amount represents less than 0.1% of net assets.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY VALUE PORTFOLIO                          FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS                                       (UNAUDITED)

                                                                Value
Shares                                                        (Note 1)
------                                                        --------
COMMON STOCKS - 100.1%

        Aerospace & Defense - 0.7%
5,600   AAR Corporation....................................  $   133,000
7,600   GenCorp, Inc.......................................       59,375
                                                             -----------
                                                                 192,375
                                                             -----------

        Air Transportation - 0.9%
5,000   Alaska Air Group, Inc.*............................      132,500
7,600   America West Holdings Corporation, Class B*........      101,650
                                                             -----------
                                                                 234,150
                                                             -----------

        Apparel - 1.9%
3,700   Brown Shoe Company, Inc............................       38,850
2,100   Kellwood Company...................................       35,438
7,200   Nautica Enterprises, Inc.*.........................       76,050
4,200   Springs Industries, Inc., Class A..................      148,838
10,700  Stride Rite Corporation............................       58,850
1,200   Talbots, Inc.......................................       43,425
8,400   Wolverine World Wide, Inc..........................       96,600
                                                             -----------
                                                                 498,051
                                                             -----------

        Banks - 5.9%
14,900  BancWest Corporation...............................      226,294
6,675   Chittenden Corporation.............................      169,795
3,108   Dime Community Bancshares..........................       46,037
  183   F & M National Corporation.........................        4,140
19,746  Fulton Financial Corporation.......................      325,809
7,356   One Valley Bancorp, Inc............................      220,220
13,793  Republic Bancorp, Inc..............................      110,344
12,029  United Bankshares, Inc.............................      220,281
6,972   Whitney Holding Corporation........................      227,462
                                                             -----------
                                                               1,550,382
                                                             -----------

        Business Machines - 1.8%
8,022   Computer Horizons Corporation*.....................      178,490
6,601   Hanger Orthopedic Group, Inc.*.....................       31,767
12,550  Tech Data Corporation*.............................      272,178
                                                             -----------
                                                                 482,435
                                                             -----------
                                                               Value
Shares                                                        (Note 1)
------                                                        --------

        Business Services - 7.4%
12,337  Alliance Semiconductor Corporation*................  $   308,039
18,100  Century Business Services, Inc.*...................       61,653
2,685   Chemed Corporation.................................       79,040
11,000  HA-LO Industries*..................................      116,875
7,300   Kelly Services, Inc., Class A......................      175,656
18,900  Modis Professional Services, Inc.*.................      297,675
8,569   National Services Industries, Inc..................      175,665
17,100  Olsten Corporation.................................      204,131
10,500  Romac International, Inc.*.........................      141,750
17,676  Safety-Kleen Corporation*..........................       86,171
3,271   SEACOR SMIT, Inc.*.................................      158,644
6,100   StaffMark, Inc.*...................................       68,625
8,400   Wallace Computer Services, Inc.....................       87,675
                                                             -----------
                                                               1,961,599
                                                             -----------

        Chemicals - 7.3%
12,565  Albemarle Corporation..............................      189,260
8,315   AMCOL International Corporation....................      130,961
5,771   Dexter Corporation.................................      266,187
5,803   Geon Company.......................................      121,138
8,649   Hanna (M.A.) Company...............................       98,923
4,300   Lilly Industries, Inc., Class A....................       61,006
13,444  Lubrizol Corporation...............................      333,579
12,336  Olin Corporation...................................      191,208
4,702   OM Group, Inc......................................      175,150
7,200   Schulman (A.), Inc.................................       95,399
7,002   WD-40 Company......................................      129,537
7,300   Wellman, Inc.......................................      135,962
                                                             -----------
                                                               1,928,310
                                                             -----------

        Construction - 3.7%
3,300   Florida Rock Industries, Inc.......................      109,931
11,600  Interface, Inc.....................................       52,200
5,900   Justin Industries, Inc.............................      106,569
9,300   Kaufman & Broad Home Corporation...................      177,863
15,159  Morrison Knudson Corporation*......................      104,218
5,500   Pulte Corporation..................................       92,469
6,900   Standard Pacific Corporation.......................       73,313

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY VALUE PORTFOLIO                          FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                               Value
Shares                                                        (Note 1)
------                                                        --------
        Construction (continued)
3,500   Texas Industries, Inc..............................  $   105,000
8,700   United Dominion Industries, Ltd....................      160,406
                                                             -----------
                                                                 981,969
                                                             -----------

        Consumer Durables - 2.0%
2,500   Bassett Furniture Industries, Inc..................       33,749
9,299   Furniture Brands International, Inc.*..............      149,364
6,500   Kimball International, Inc., Class B...............       98,719
10,200  La-Z Boy, Inc......................................      169,575
7,122   Sturm Ruger & Company, Inc.........................       69,439
                                                             -----------
                                                                 520,846
                                                             -----------

        Domestic Oil - 1.3%
24,215  Global Industries, Ltd.*...........................      248,204
4,283   Ultramar Diamond Shamrock Corporation..............       92,888
                                                             -----------
                                                                 341,092
                                                             -----------
        Drugs & Medicine - 0.1%
1,400   Diagnostic Products Corporation....................       32,200
                                                             -----------

        Electronics - 9.2%
8,834   Anixter International, Inc.*.......................      165,085
9,314   Avnet, Inc.........................................      622,874
9,487   Checkpoint Systems, Inc............................       80,640
6,822   Coherent, Inc.*....................................      723,132
3,414   Park Electrochemical Corporation...................       77,669
6,100   Pioneer-Standard Electronics, Inc..................      112,088
18,522  Sensormatic Electronics Corporation*...............      351,918
7,300   Varian Medical Systems, Inc........................      291,544
                                                             -----------
                                                               2,424,950
                                                             -----------

        Energy & Utilities - 12.3%
7,500   Avista Corporation.................................      225,469
5,100   Black Hills Corporation............................      112,200
4,293   California Water Services Company..................      115,373
  900   CH Energy Group, Inc...............................       25,706
                                                               Value
Shares                                                        (Note 1)
------                                                        --------
        Energy & Utilities (continued)
5,400   Cleco Corporation..................................  $   172,800
6,279   Eastern Utilities Associates.......................      195,041
3,900   Empire District Electric Company...................       81,169
7,000   Energen Corporation................................      113,749
7,634   Equitable Resources, Inc...........................      288,183
4,700   Hawaiian Electric Industries, Inc..................      135,419
8,900   IDACORP, Inc.......................................      283,688
17,100  Minnesota Power, Inc...............................      261,844
4,300   New Jersey Resources Corporation...................      159,638
5,892   Northwest Natural Gas Company......................      114,894
7,500   ONEOK, Inc.........................................      170,156
10,708  Peoples Energy Corporation.........................      309,863
3,500   Public Service Company of New Mexico...............       53,813
2,600   RGS Energy Group, Inc..............................       51,188
3,300   SIGCORP, Inc.......................................       71,363
2,600   Southwest Gas Corporation..........................       48,100
3,400   United Illuminating Company........................      138,125
4,600   WPS Resources Corporation..........................      108,388
                                                             -----------
                                                               3,236,169
                                                             -----------

        Energy - Raw Materials - 3.9%
12,057  Helmerich & Payne, Inc.............................      321,018
7,079   Seitel, Inc.*......................................       57,959
14,393  Tidewater, Inc.....................................      407,502
21,461  Varco International, Inc.*.........................      237,412
                                                             -----------
                                                               1,023,891
                                                             -----------

        Food & Agriculture - 3.2%
2,500   Bob Evans Farms, Inc...............................       33,906
9,391   Corn Products International, Inc...................      221,275
8,655   Dean Foods Company.................................      234,767
4,850   International Multifoods Corporation...............       53,047
5,100   Lance, Inc.........................................       52,275
3,400   Mississippi Chemical Corporation...................       25,500
12,164  Universal Foods Corporation........................      219,712
                                                             -----------
                                                                 840,482
                                                             -----------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY VALUE PORTFOLIO                          FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                               Value
Shares                                                        (Note 1)
------                                                        --------
        Insurance - 2.9%
1,300   Chicago Title Corporation..........................  $    60,450
8,300   Commerce Group, Inc. (The).........................      247,963
8,400   Enhance Financial Services Group, Inc..............       98,700
9,400   First American Financial Corporation...............      109,275
2,200   Foremost Corporation of America....................       63,938
9,300   Ohio Casualty Company..............................      115,088
2,100   Trenwick Group, Inc................................       27,694
2,400   Zenith National Insurance Corporation..............       50,700
                                                             -----------
                                                                 773,808
                                                             -----------
        Liquor - 2.2%
2,673   Canandaigua Brands, Inc., Class A*.................      130,977
8,500   Coors, (Adolph) Company, Class B...................      372,938
2,271   Robert Mondavi Corporation, Class A*...............       83,175
                                                             -----------
                                                                 587,090
                                                             -----------

        Media - 1.1%
5,100   Banta Corporation..................................       93,075
16,100  Hollingher International, Inc......................      194,206
                                                             -----------
                                                                 287,281
                                                             -----------

        Miscellaneous Finance - 2.8%
3,773   AMCORE Financial, Inc..............................       78,996
3,595   Dain Rauscher Corporation..........................      202,668
5,300   Downey Financial Corporation.......................      104,344
6,600   Fidelity National Financial, Inc...................       82,913
1,900   JSB Financial, Inc.................................       91,794
12,760  Washington Federal, Inc............................      195,388
                                                             -----------
                                                                 756,103
                                                             -----------

        Motor Vehicles - 3.0%
6,000   Arvin Industries, Inc..............................      110,250
5,163   Borg-Warner Automotive, Inc........................      165,216
7,640   Meritor Automotive, Inc............................      106,960
4,900   Smith (A.O.) Corporation...........................       84,525
6,400   Superior Industries International, Inc.............      152,800
                                                               Value
Shares                                                        (Note 1)
------                                                        --------
        Motor Vehicles (continued)
8,900   Tower Automotive, Inc.*............................  $   105,688
4,200   Wynns International, Inc...........................       55,913
                                                             -----------
                                                                 781,352
                                                             -----------

        Non-Durables & Entertainment - 1.2%
8,569   Lancaster Colony Corporation.......................      254,928
3,300   Riviana Foods, Inc.................................       54,862
                                                             -----------
                                                                 309,790
                                                             -----------

        Non-Ferrous Metals - 0.4%
3,500   Commercial Metals Company..........................       96,688
                                                             -----------

        Optical & Photo - 1.2%
10,685  Imation Corporation*...............................      330,567
                                                             -----------

        Paper & Forest Products - 2.7%
5,500   Caraustar Industries, Inc..........................       91,438
9,800   Glatefelter (P.H.) Company.........................      120,049
10,100  Pentair, Inc.......................................      347,188
12,200  Wausau-Mosinee Paper Corporation...................      159,363
                                                             -----------
                                                                 718,038
                                                             -----------

        Producer Goods - 11.4%
8,834   AptarGroup, Inc....................................      211,464
8,300   Baldor Electric Company............................      134,356
5,067   Briggs & Stratton Corporation......................      169,427
5,550   CLARCOR, Inc.......................................      107,878
  400   Fairchild Corporation, Class A (The)*..............        2,450
10,500  Federal Signal Corporation.........................      156,844
8,500   Flowserve Corporation..............................       97,750
5,636   Graco, Inc.........................................      170,137
7,926   Harsco Corporation.................................      196,664
4,350   Hughes Supply, Inc.................................       77,755
6,600   IDEX Corporation...................................      163,350
6,800   Kennametal, Inc....................................      158,100
9,100   Mark IV Industries, Inc............................      182,000
7,000   MascoTech, Inc.....................................       98,000
7,500   Milacron, Inc......................................      104,063
4,500   Regal-Beloit Corporation...........................       80,155

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
    SMALL COMPANY VALUE PORTFOLIO                          FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                               Value
Shares                                                        (Note 1)
------                                                        --------
        Producer Goods (continued)
3,300   Tecumseh Products Company, Class A.................  $   142,313
15,229  Timken Company.....................................      217,965
8,800   Trinity Industries, Inc............................      194,700
18,698  U.S. Industries, Inc...............................      213,858
7,700   YORK International Corporation.....................      139,563
                                                             -----------
                                                               3,018,792
                                                             -----------

        Railroad & Shipping - 0.8%
10,100  Alexander & Baldwin, Inc...........................      206,734
                                                             -----------

        Retail - 2.2%
5,600   Cato Corporation, Class A..........................       56,000
8,700   Longs Drug Stores, Inc.............................      161,494
6,268   Payless ShoeSource, Inc.*..........................      247,586
4,600   ShopKo Stores, Inc.*...............................       76,475
1,400   Zale Corporation*..................................       52,675
                                                             -----------
                                                                 594,230
                                                             -----------

        Steel - 2.1%
17,402  AK Steel Holding Corporation.......................      144,654
3,900   Carpenter Technology Corporation...................       86,775
  500   Cleveland-Cliffs, Inc..............................       12,469
5,600   Oregon Steel Mills, Inc............................       23,100
21,500  Worthington Industries, Inc........................      284,875
                                                             -----------
                                                                 551,873
                                                             -----------

        Tires & Rubber - 1.5%
3,500   Bandag, Inc........................................       82,250
5,000   Carlisle Companies, Inc............................      165,625
14,100  Cooper Tire & Rubber Company.......................      152,456
                                                             -----------
                                                                 400,331
                                                             -----------
                                                               Value
Shares                                                        (Note 1)
------                                                        --------

        Tobacco - 0.1%
2,900   Schweitzer-Maudit International, Inc...............  $    39,513
                                                             -----------

        Travel & Recreation - 0.3%
8,300   Prime Hospitality Corporation*.....................       70,550
                                                             -----------

        Trucking & Freight - 2.6%
3,700   Arnold Industries, Inc.............................       43,706
3,800   Circle International Group, Inc....................       92,863
5,800   Hunt (J.B.) Transport Services, Inc................       66,699
3,588   M.S. Carriers, Inc.*...............................       79,384
4,400   Roadway Express, Inc...............................       90,750
6,300   USFreightways Corporation..........................      209,475
7,400   Werner Enterprises, Inc............................       98,975
                                                             -----------
                                                                 681,852
                                                             -----------
        TOTAL COMMON STOCKS
          (Cost $28,290,184)...............................   26,453,493
                                                             -----------

TOTAL INVESTMENTS
  (Cost $28,290,184**)............................  100.1%   26,453,493
OTHER ASSETS AND LIABILITIES
  (Net)...........................................  (0.1%)      (21,254)
                                                    ------   ----------
NET ASSETS........................................  100.0%   $26,432,239
                                                    ======   ==========

--------------------------

*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $28,290,184.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS                                       (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
COMMON STOCKS - 100.3%
           Aerospace - 0.8%
    6,000  Boeing Company.....................................  $    221,250
      400  Cordant Technologies, Inc..........................        12,950
      500  Crane Company......................................         9,937
    1,300  General Dynamics Corporation.......................        56,225
      548  Goodrich (B.F.) Company............................        13,118
      700  Kaman Corporation..................................         6,956
      200  Litton Industries, Inc.*...........................         5,987
    2,500  Lockheed Martin Corporation........................        43,594
      400  Northrop Grumman Corporation.......................        18,175
    2,400  Raytheon Company, Class B..........................        44,400
    1,400  Rockwell International Corporation.................        63,350
    1,100  Textron, Inc.......................................        67,100
      800  TRW, Inc...........................................        38,400
    3,067  United Technologies Corporation....................       156,225
                                                                ------------
                                                                     757,667
                                                                ------------

           Air Transportation - 0.3%
      400  Airborne Freight Corporation.......................         7,400
      700  America West Holdings Corporation, Class B*........         9,362
      900  AMR Corporation....................................        47,587
      100  Amtran, Inc.*......................................         1,687
      500  Atlantic Coast Airlines Holdings*..................         8,937
      400  Atlas Air, Inc.*...................................         9,675
      400  Continental Airlines, Inc., Class B*...............        12,650
      800  Delta Air Lines, Inc...............................        36,500
      300  EGL, Inc.*.........................................         8,437
    1,800  FedEx Corporation*.................................        62,887
      600  Frontier Airlines, Inc.*...........................         6,675
      400  Galileo International, Inc.........................         6,800
      200  Mesaba Holdings, Inc.*.............................         2,287
      100  Midway Airlines Corporation*.......................           525
    1,000  Midwest Express Holdings, Inc.*....................        25,812
      500  Northwest Airlines Corporation*....................         8,625
      100  PS Group Holdings, Inc.............................         1,156
    2,900  Southwest Airlines Company.........................        53,469
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Air Transportation (continued)
      300  UAL Corporation*...................................  $     14,625
                                                                ------------
                                                                     325,096
                                                                ------------

           Apparel - 0.2%
      500  Abercrombie & Fitch Co., Class A*..................         7,344
      200  Barry (R.G.) Corporation...........................           600
      100  Bluefly, Inc.*.....................................         1,087
      100  Buckle, Inc.*......................................         1,462
      300  Children's Place Retail Stores, Inc.*..............         3,544
      600  Columbia Sportswear Company*.......................        12,487
      150  Cutter & Buck, Inc.*...............................         1,444
      300  Dress Barn, Inc.*..................................         4,350
      200  Escalade, Inc......................................         3,500
      300  Footstar, Inc.*....................................         7,406
      900  Goody's Family Clothing, Inc.......................         6,300
      650  Jones Apparel Group*...............................        14,706
      300  Just For Feet, Inc.*...............................            27
      400  Kellwood Company...................................         6,750
      300  Kenneth Cole Productions, Inc.*....................        15,300
      100  MediaBay, Inc.*....................................         1,075
      100  Nautica Enterprises, Inc.*.........................         1,056
    1,700  Nike, Inc., Class B................................        48,344
      400  OshKosh B'Gosh, Inc., Class A......................         7,600
      450  Pacific Sunwear of California, Inc.*...............        11,447
      100  Perry Ellis International, Inc.*...................         1,000
      400  Polo Ralph Lauren Corporation*.....................         6,700
      800  Polymer Group, Inc.*...............................        11,950
      250  Quicksilver, Inc.*.................................         3,219
      600  Reebok Internatioal Ltd.*..........................         4,800
      400  Russell Corporation................................         5,525
      200  Shoe Carnival, Inc.*...............................         1,725
      300  Springs Industries, Inc., Class A..................        10,631
      100  Superior Uniform Group, Inc........................           975
      300  Talbots, Inc.......................................        10,856
      100  Tarrant Apparel Group*.............................           737
      186  The Men's Wearhouse, Inc.*.........................         4,319
      100  Timberland Company, Class A*.......................         4,287
      600  V.F. Corporation...................................        14,812

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Apparel (continued)
      100  Vulcan International Corporation...................  $      3,187
      600  Warnaco Group, Inc., Class A.......................         6,525
      600  WestPoint Stevens, Inc.*...........................         9,975
                                                                ------------
                                                                     257,052
                                                                ------------

           Banks - 4.2%
      480  ABC Bancorp........................................         4,740
    2,233  AmSouth Bancorporation.............................        32,378
      300  ANB Corporation....................................         9,712
      250  Arrow Financial Corporation........................         4,625
      400  Associated Banc-Corp...............................        10,125
      200  BancFirst Corporation..............................         5,550
      664  BancWest Corporation...............................        10,084
   11,100  Bank of America Corporation........................       511,294
      100  Bank of Granite Corporation........................         1,900
    4,600  Bank of New York Company, Inc......................       153,237
    7,200  Bank One Corporation...............................       185,850
      400  Bank United Corporation, Class A...................        10,475
      300  Banknorth Group, Inc...............................         5,681
    2,233  BB&T Corporation...................................        52,475
      100  BNCCORP, Inc.*.....................................           637
      400  Brookline Bancorp, Inc.............................         3,775
      194  BSB Bancorp, Inc...................................         3,480
      105  California Independent Bancorp.....................         1,713
    1,100  Carolina Fincorp, Inc..............................        11,000
      440  Cascade Bancorp....................................         4,400
      200  CCB Financial Corporation..........................         7,425
      248  Central Coast Bancorp*.............................         3,960
      200  Centura Banks, Inc.................................         6,750
    5,300  Chase Manhattan Corporation........................       422,012
      100  Citizens Financial Corporation, Class A*...........         1,144
      200  City National Corporation..........................         5,512
      405  Civic BanCorp*.....................................         5,417
      400  CNBT Bancshares, Inc...............................         3,900
      800  Colonial BancGroup, Inc............................         7,100
      405  Columbia Banking System, Inc.*.....................         4,683
      900  Comerica, Inc......................................        33,244
      100  Comm Bancorp, Inc..................................         3,512
      315  Commerce Bancorp, Inc..............................        10,592
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Banks (continued)
      315  Commerce Bancshares, Inc...........................  $      9,056
      105  Community Bancorp, Inc.*...........................           597
      400  Community Bank System, Inc.........................         8,625
      105  Community Banks, Inc...............................         2,087
      700  Community Financial Group, Inc.....................         9,712
      100  Community First Banking Company....................         1,750
      500  Community First Bankshares, Inc....................         7,000
      900  Compass Bancshares, Inc............................        14,569
      400  Cullen/Frost Bankers, Inc..........................         8,600
      600  Doral Financial Corporation........................         5,887
      300  FFLC Bancorp, Inc..................................         4,162
      100  Fidelity Bancorp, Inc..............................         1,262
    2,076  Fifth Third Bancorp................................       108,082
      400  First BanCorp......................................         6,800
      200  First Busey Corporation............................         3,787
      200  First Charter Corporation..........................         2,725
      800  First Commonwealth Financial Corporation...........         8,000
      300  First Financial Bankshares, Inc....................         7,800
      100  First Mariner Bancorp, Inc.........................           681
      450  First Midwest Bancorp, Inc.........................        11,222
    1,100  First Midwest Financia, Inc........................        12,478
      310  First Mutual Bancshares, Inc.......................         2,984
    1,100  First Securities Corporation.......................        25,506
      900  First Tennessee National Corporation...............        15,525
    6,448  First Union Corporation............................       190,216
      200  First Virginia Banks, Inc..........................         6,300
    6,709  Firstar Corporation................................       119,504
      400  Firstfed America Bancorp, Inc......................         4,350
      400  FirstFed Financial Corporation.....................         5,100
      300  FirstMerit Corporation.............................         4,256
    5,705  FleetBoston Financial Corporation..................       155,461
      500  Franchise Finance Corporation of America...........        11,250
      300  Franklin Bank N.A..................................         2,925
      400  Frontier Financial Corporation.....................         7,950

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Banks (continued)
      520  Fulton Financial Corporation.......................  $      8,580
      600  GA Financial, Inc..................................         7,350
      210  German American Bancorp............................         3,754
      400  Great Southern Bancorp, Inc........................         8,500
    1,000  GreenPoint Financial Corporation...................        15,937
      100  Hallmark Capital Corp.*............................           900
      900  Harbor Florida Bancshares, Inc.....................         9,450
      133  Harleysville Savings Financial Corporation.........         1,862
      165  Heritage Commerce Corporation*.....................         2,062
      100  Hibernia Corporation, Class A......................           906
      200  Horizon Financial Corp.............................         1,994
      300  Hudson City Bancorp, Inc...........................         4,312
      412  Hudson United Bancorp..............................         8,317
    1,250  Huntington Bancshares, Inc.........................        26,094
      241  Imperial Bancorp*..................................         6,206
    1,000  Independence Community Bank Corp...................        11,062
      100  Indiana United Bancorp.............................         1,775
      100  Interchange Financial Services Corporation/NJ......         1,550
    1,100  J.P. Morgan & Company..............................       122,100
      100  Kentucky First Bancorp, Inc........................         1,012
    2,700  KeyCorp............................................        45,731
      500  Keystone Financial, Inc............................         7,812
      120  Lakeland Bancorp, Inc..............................         1,230
      100  Laurel Capital Group, Inc..........................         1,400
      200  LSB Bancshares, Inc................................         3,000
      100  M&T Bank Corporation...............................        36,900
      300  Main Street Bancorp, Inc...........................         2,775
      600  Marshall & Ilsley Corporation......................        27,562
      100  Mayflower Cooperative Bank.........................           950
    3,100  Mellon Financial Corporation.......................        93,387
      400  Mercantile Bankshares Corporation..................        10,050
      500  Merchants Bancshares, Inc..........................         9,937
      300  Merchants New York Bancorp, Inc....................         4,912
    3,700  National City Corporation..........................        71,225
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Banks (continued)
      700  National Commerce Bancorporation...................  $     11,900
      200  Net.B@nk, Inc.*....................................         3,025
      100  North Bancshares, Inc..............................           856
    1,100  North Fork Bancorporation, Inc.....................        18,012
    1,300  Northern States Financial Corporation..............        27,706
    1,400  Northern Trust Corporation.........................        79,100
      100  Norwood Financial Corporation......................         1,950
      200  NSD Bancorp, Inc...................................         3,487
      790  Old Kent Financial Corporation.....................        20,688
      315  Old National Bancorp...............................         7,875
      300  One Valley Bancorp, Inc............................         8,981
      300  Pacific Bank, N.A..................................         7,800
      500  Pacific Century Financial Corporation..............         7,594
      100  Pacific Crest Capital, Inc.........................         1,050
      500  People's Bank Bridgeport...........................         9,977
      600  Peoples Heritage Financial Group, Inc..............         6,375
    1,800  PNC Bank...........................................        69,637
      900  Popular, Inc.......................................        20,081
      300  Professional Bancorp, Inc..........................         1,462
      310  Provident Bankshares Corporation...................         4,999
      209  Provident Financial Group, Inc.....................         5,878
      300  Queens County Bancorp, Inc.........................         5,700
    1,200  Regions Financial Corporation......................        24,300
      440  Republic Bancorp, Inc..............................         3,520
      600  Republic Bancorp, Inc., Class A....................         5,175
      400  S&T Bancorp, Inc...................................         7,375
      200  S.Y. Bancorp, Inc..................................         4,175
      300  S1 Corporation*....................................        30,187
      100  Savannah Bancorp, Inc..............................         1,837
      200  Six Rivers National Bank*..........................         2,412
      704  Sky Financial Group, Inc...........................        10,780
    1,200  Southern Missouri Bancorp, Inc.....................        14,100
      900  SouthTrust Corporation.............................        20,644
      100  Southwest Bancorp of Texas, Inc.*..................         1,825
      618  State Bancorp, Inc.................................         8,034

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Banks (continued)
    1,000  State Street Corporation...........................  $     72,875
      105  Sterling Bancorp/NY................................         1,549
      100  Suffolk Bancorp....................................         2,675
    1,200  Summit Bankcorp....................................        28,725
    2,000  SunTrust Banks, Inc................................       101,625
      600  Susquehanna Bancshares, Inc........................         8,775
    1,575  Synovus Financial Corporation......................        25,791
      100  Texarkana First Financial Corporation..............         1,675
      100  Tompkins Trustco, Inc..............................         2,625
      800  TrustCo Bank Corporation/NY........................         8,875
      500  Trustmark Corporation..............................         8,469
    4,487  U.S. Bancorp.......................................        82,168
       98  Union Financial Bancshares, Inc....................           857
      800  Union Planters Corporation.........................        21,900
      900  UnionBanCal Corporation............................        28,912
      400  United Bankshares, Inc.............................         7,325
      300  United Financial Corporation.......................         4,875
      424  United National Bancorp............................         6,996
      100  United Tennessee Bankshares, Inc...................         1,087
      399  Valley National Bancorp............................         9,252
    1,200  Wachovia Corporation...............................        68,625
   10,500  Wells Fargo Company................................       347,156
      200  WesBanco, Inc......................................         4,200
      300  Westamerica Bancorporation.........................         6,806
      300  Wilmington Trust Corporation.......................        14,081
      500  Zions Bancorporation...............................        26,531
                                                                ------------
                                                                   4,238,112
                                                                ------------

           Business Machines - 14.5%
    2,200  3Com Corporation*..................................       215,600
      600  Adaptec, Inc.*.....................................        24,600
      800  Adobe Systems, Inc.................................        81,600
      200  Advanced Digital Information Corporation*..........        18,125
      100  Aironet Wireless Communication, Inc.*..............         8,281
      100  Amplicon, Inc......................................         1,200
    1,000  Apple Computer, Inc................................       114,625
      600  Artesyn Technologies, Inc.*........................        11,887
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Machines (continued)
      600  Autodesk, Inc......................................  $     26,812
      200  Black Box Corporation*.............................        14,962
    1,567  BMC Software, Inc.*................................        72,082
      500  C3, Inc./NC*.......................................         3,500
    1,200  Cabletron Systems, Inc.*...........................        58,800
      300  CACI International, Inc., Class A*.................         8,531
      900  Ceridian Corporation*..............................        17,831
   21,308  Cisco Systems, Inc.*...............................     2,816,651
    1,000  Comdisco, Inc......................................        38,437
   10,900  Compaq Computer Corporation........................       271,137
    1,100  Computer Horizons Corporation*.....................        24,475
    2,300  Compuware Corporation*.............................        50,887
      550  Comverse Technology, Inc.*.........................       108,281
      200  Crossroads Systems, Inc.*..........................        28,550
   16,600  Dell Computer Corporation*.........................       677,487
      500  Diebold, Inc.......................................        12,250
      200  Digital Lightwave, Inc.*...........................        16,650
    6,600  EMC Corporation*...................................       785,400
      200  European Micro Holdings, Inc.*.....................         1,950
      300  Evans & Sutherland Computer Corporation*...........         3,319
      400  Fair Issac & Company, Inc..........................        19,525
      800  Foundry Networks, Inc.*............................       111,750
    2,000  Gateway 2000, Inc.*................................       137,500
    6,600  Hewlett-Packard Company............................       887,700
      500  Hypercom Corporation*..............................         8,656
      900  IKON Office Solutions, Inc.........................         6,300
      600  InaCom Corp.*......................................         2,025
    1,800  Informix Corporation*..............................        28,800
      500  Integrated Device Technology, Inc.*................        18,437
   11,700  International Business Machines Corporation........     1,193,400
    1,000  Juniper Networks, Inc.*............................       274,312
      200  Komag, Inc.*.......................................           444
      800  Lexmark International Group, Inc., Class A*........        95,400
      100  Litronic, Inc.*....................................         2,375
      500  LTX Corporation*...................................        21,094
      100  MicroAge, Inc.*....................................           344

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Machines (continued)
      450  Microchip Technology, Inc.*........................  $     28,097
      200  Micromuse, Inc.*...................................        28,362
   33,635  Microsoft Corporation*.............................     3,006,128
      300  MIPS Technologies, Inc.*...........................        17,550
      300  National Computer Systems, Inc.....................        11,925
      900  NCR Corporation*...................................        34,144
      100  Netegrity, Inc.*...................................         8,550
    1,000  Network Appliance, Inc.*...........................       188,750
    2,100  Novell, Inc.*......................................        69,431
      800  Novellus Systems, Inc.*............................        47,450
      430  Obie Media Corporation*............................         3,225
      100  Optio Software, Inc.*..............................         1,812
   18,300  Oracle Systems Corporation*........................     1,358,775
    1,700  Pitney Bowes, Inc..................................        84,150
    1,300  Quantum Corporation - DLT & Storage Systems*.......        13,487
      600  Quantum Corporation - Hard Disk Drive*.............         4,687
      200  Rimage Corporation*................................         4,200
      200  SCM Microsystems, Inc.*............................        23,800
    1,300  Seagate Technology, Inc.*..........................        64,837
    1,600  Silicon Graphics, Inc.*............................        15,700
      600  Sterling Commerce, Inc.*...........................        26,287
      500  Sterling Software, Inc.*...........................        17,937
    1,100  Storage Technology Corporation*....................        14,025
   10,200  Sun Microsystems, Inc.*............................       971,550
      800  SVI Holdings, Inc.*................................         8,550
      500  Sybase, Inc.*......................................        12,531
      600  Tech Data Corporation*.............................        13,012
      900  Telxon Corporation.................................        19,350
      754  Titan Corporation*.................................        28,272
    1,000  Total System Services, Inc.........................        15,875
      300  TransAct Technologies, Inc.........................         2,475
      100  UniComp, Inc.*.....................................           591
    2,300  Unisys Corporation*................................        68,856
      200  Visual Networks, Inc.*.............................        13,150
    4,100  Xerox Corporation..................................        88,919
      300  Xircom, Inc.*......................................        12,459
                                                                ------------
                                                                  14,650,871
                                                                ------------
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------

           Business Services - 10.5%
      100  24/7 Media, Inc.*..................................  $      4,650
      300  ABM Industries, Inc................................         7,556
      100  About.com, Inc.*...................................         7,025
      200  Accrue Software, Inc.*.............................         9,387
      500  ACNielson Corporation*.............................         8,469
      100  ACT Networks, Inc.*................................         1,400
      100  Active Software, Inc.*.............................        10,500
      700  adam.com, Inc.*....................................        10,587
      800  Advantage Learning Systems, Inc.*..................        12,300
      200  Aether Systems, Inc.*..............................        51,675
      300  Affiliated Computer Services, Inc., Class A*.......         9,450
      200  Affymetrix, Inc.*..................................        57,925
      200  AGENCY.COM, Inc.*..................................         7,000
      100  Agile Software Corporation*........................        14,306
      100  Akamai Technologies, Inc.*.........................        26,125
    1,500  Alcide Corporation*................................        31,312
      100  Allaire Corporation*...............................        12,937
    1,100  Allied Waste Industries, Inc.*.....................         6,187
   14,560  America Online, Inc.*..............................       859,040
      200  American Locker Group, Inc.........................         1,312
      400  American Management Systems, Inc.*.................        12,725
      500  American Superconductor Corporation*...............        34,531
      100  Andover.Net, Inc.*.................................         3,987
      400  Angelica Corporation...............................         3,600
      400  AnswerThink Consulting Group, Inc.*................         8,150
      800  Apollo Group, Inc., Class A*.......................        18,250
      100  AppliedTheory Corporation*.........................         2,831
      300  AppNet, Inc.*......................................        13,462
      600  Ariba, Inc.*.......................................       158,700
      200  Art Technology Group, Inc.*........................        28,900
      100  Artificial Life, Inc.*.............................         3,675
      100  ASD Systems, Inc.*.................................           737
      700  Ashton Technology Group, Inc.*.....................         7,131
      200  Ask Jeeves, Inc.*..................................        16,087
      200  Aspect Development, Inc.*..........................        29,775
      500  Aspen Technology, Inc.*............................        22,375

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
    2,292  At Home Corporation, Series A*.....................  $     78,644
      200  Audible, Inc.*.....................................         2,550
    4,000  Automatic Data Processing, Inc.....................       174,250
    3,600  AutoNation, Inc.*..................................        27,225
    1,200  Avant! Corporation*................................        17,775
      200  AXENT Technologies, Inc.*..........................         5,425
      200  Banyan Systems, Inc.*..............................         6,650
      400  BARRA, Inc.*.......................................        14,012
      800  BEA Systems, Inc.*.................................       101,250
      600  BindView Development Corporation*..................        20,250
      500  Block H & R, Inc...................................        21,937
      500  Bowne & Company, Inc...............................         5,969
      100  Broadbase Software, Inc.*..........................        15,144
      500  BroadVision, Inc.*.................................       126,281
      300  Brocade Communications Systems, Inc.*..............        86,737
      700  Brookrout, Inc.*...................................        33,600
      200  BSQUARE Corporation*...............................         7,975
      200  CacheFlow, Inc.*...................................        24,350
      100  CAIS Internet, Inc.*...............................         3,825
      200  Calico Commerce, Inc.*.............................         8,612
      800  Cambridge Technology Partners, Inc.*...............        12,000
      500  Carelnsite, Inc.*..................................        34,000
      600  Casella Waste Systems, Inc., Class A*..............         4,106
      200  Cash Technologies, Inc.*...........................         3,950
      600  Catalyst International, Inc.*......................         7,575
      900  Catalytica, Inc.*..................................        11,587
      600  Catapult Communications Corporation*...............         7,800
      200  CDW Computer Centers, Inc.*........................        10,975
      200  Cell Genesys, Inc.*................................         7,775
      500  CenterSpan Communications Corporation*.............        12,937
      500  CFI ProServices, Inc.*.............................         4,000
      500  Charles River Associates, Inc.*....................        13,687
      400  Cheap Tickets, Inc.*...............................         6,325
      400  Checkfree Holdings Corporation*....................        35,175
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
      100  ChoicePoint, Inc.*.................................  $      3,769
      500  CIBER, Inc.*.......................................        11,625
      655  Cintas Corporation.................................        26,159
      150  Circle.com*........................................         1,416
    1,200  Citrix Systems, Inc.*..............................       126,525
      200  Clarent Corporation*...............................        21,850
      200  Clarify, Inc.*.....................................        28,862
      700  Coinstar, Inc.*....................................         9,800
      100  Collateral Therapeutics, Inc.*.....................         4,025
      700  Com21, Inc.*.......................................        49,000
      200  COMARCO, Inc.......................................         8,100
      600  Complete Business Solutions, Inc.*.................        11,925
    3,600  Computer Associates International, Inc.............       231,525
    1,000  Computer Sciences Corporation......................        78,812
      600  Computer Task Group, Inc...........................         7,687
    1,500  Concord EFS, Inc.*.................................        29,344
      400  Concur Technologies, Inc.*.........................         9,650
      800  Convergys Corporation*.............................        30,800
      400  Cornell Corrections, Inc.*.........................         3,250
      300  Corporate Executive Board Company*.................        14,962
      300  CoStar Group, Inc.*................................        10,912
      200  Cotelligent, Inc.*.................................         1,200
      200  Creative BioMolecules, Inc.*.......................         3,850
      200  Credence Systems Corporation*......................        26,650
      300  Creditrust Corporation*............................         2,353
      347  Critical Path, Inc.*...............................        29,885
      700  Crosswalk.com, Inc.*...............................         4,025
      400  CSG Systems International, Inc.*...................        20,550
      100  CuraGen Corporation*...............................        22,850
      100  Cybergold, Inc.*...................................         2,000
      200  CyberSource Corporation*...........................         5,550
      200  Cylink Corporation*................................         3,725
      600  Cytec Industries, Inc.*............................        14,550
      300  Datalink Corporation*..............................         6,225
      400  DBT Online, Inc.*..................................         7,650
      600  Deluxe Corporation.................................        14,062
      100  Deltathree.com, Inc.*..............................         4,187
      600  Dendrite International, Inc.*......................        14,775

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
      900  DeVRY, Inc.*.......................................  $     16,256
      100  Digex, Inc.*.......................................        16,200
      200  Digital Impact, Inc.*..............................         5,700
      157  Digital Insight Corporation*.......................         9,891
      200  Digital River, Inc.*...............................         7,200
      610  DoubleClick, Inc.*.................................        54,176
      200  DSET Corporation*..................................         5,000
      300  DST Systems, Inc.*.................................        16,837
      900  Dun & Bradstreet Corporation.......................        23,569
    1,023  EarthLink, Inc.*...................................        25,447
      100  EarthWeb, Inc.*....................................         2,675
      800  eBay, Inc.*........................................       114,700
      100  eBenX, Inc.*.......................................         5,612
      400  Eclipsys Corporation*..............................         9,600
      700  Ecolab, Inc........................................        19,775
      200  eCollege.com, Inc.*................................         1,787
      200  eGain Communications Corporation*..................        11,275
      200  Egreetings Network, Inc.*..........................         1,131
    3,000  Electronic Data Systems Corporation................       194,250
      750  Encompass Services Corporation*....................         5,391
      300  Engage Technologies, Inc.*.........................        43,500
      300  Entrust Technologies, Inc.*........................        26,475
      700  Equifax, Inc.......................................        14,831
      100  eSoft, Inc.*.......................................         2,023
      100  F5 Networks, Inc.*.................................         9,000
      400  FactSet Research Systems, Inc......................        12,050
      300  Factual Data Corp.*................................         2,175
    2,700  First Data Corporation.............................       121,500
      700  Fiserv, Inc.*......................................        19,075
      600  Forrester Research, Inc.*..........................        24,000
      200  FreeMarkets, Inc.*.................................        34,837
      100  FreeShop.com, Inc.*................................         3,181
      600  Frontline Communications Corporation*..............         2,325
    1,298  Gartner Group, Inc., Class B*......................        15,333
      200  GetThere.com, Inc.*................................         5,012
      300  Getty Images, Inc.*................................        15,431
      200  Go2Net, Inc.*......................................        17,400
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
      300  GoTo.com, Inc.*....................................  $     19,087
      300  GP Strategies Corporation*.........................         1,537
      200  Great Plains Software, Inc.*.......................        13,912
      500  GTECH Holding Corporation*.........................        10,000
      550  HA-LO Industries*..................................         5,844
      300  Harbinger Corporation*.............................         9,619
      200  Harris Interactive, Inc.*..........................         1,950
      100  HeadHunter.NET, Inc.*..............................         1,575
      400  Healtheon/WebMD Corporation*.......................        22,125
      100  Healthworld Corporation*...........................         2,219
      200  HearMe, Inc.*......................................         4,162
      400  High Speed Access Corp.*...........................         7,475
      100  HNC Software, Inc.*................................         9,837
      100  Homeseekers.com, Inc.*.............................         1,700
      200  HotJobs.com, Ltd.*.................................         5,025
      300  Hunt Corporation...................................         2,906
    1,000  i2 Technologies, Inc.*.............................       163,500
      200  iBasis, Inc.*......................................        16,100
      200  IBS Interactive, Inc.*.............................         2,550
      400  ICOS Corporation*..................................        20,950
      200  IDT Corporation*...................................         7,403
      100  iManage, Inc.*.....................................         1,869
      200  Immune Response Corporation/ Del*..................         3,100
    1,800  IMS Health, Inc....................................        36,225
      100  Infonautics, Inc., Class A*........................           975
    1,700  Infonet Services Corporation, Class B*.............        46,962
      200  Information Architects Corp.*......................         4,300
      600  Information Resource Engineering, Inc.*............        18,375
      700  Inktomi Corporation*...............................        95,987
      300  Innodata Corporation*..............................         3,412
      900  INSpire Insurance Solutions, Inc.*.................         3,487
      200  InsWeb Corporation*................................         2,975
      200  Interim Services, Inc.*............................         4,987
      300  Interliant, Inc.*..................................        12,862
      900  Internap Network Services Corporation*.............        87,300

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
      300  Internet Commerce Corporation, Class A*............  $     16,725
      236  Internet Pictures Corporation*.....................         7,788
      200  iternet.com Corporation*...........................         8,900
    1,700  Interpublic Group of Companies, Inc................        68,319
      600  Intertrust Technologies Corporation*...............        50,962
      100  InterVU, Inc.*.....................................        14,794
      100  Interwoven, Inc.*..................................        14,950
    1,300  Intuit, Inc.*......................................        68,250
      100  Invitrogen Corporation*............................         8,450
      200  Iron Mountain, Inc.*...............................         6,100
      300  ISS Group, Inc.*...................................        31,500
      900  IT Group, Inc.*....................................         6,862
      200  iVillage, Inc.*....................................         3,750
      700  J.D. Edwards & Company*............................        28,437
      300  Juno Online Services, Inc.*........................         6,937
      400  Kana Communications, Inc.*.........................        57,000
      400  Keane, Inc.........................................         9,600
      400  Kelly Services, Inc., Class A......................         9,625
      100  Korn/Ferry International*..........................         3,750
      900  Kroll-O'Gara Company*..............................        14,962
      600  Labor Ready, Inc.*.................................         4,987
      400  Lamar Advertising Company*.........................        17,425
      500  Legato Systems, Inc.*..............................        17,812
      200  Level 8 Systems, Inc.*.............................         6,275
      600  LHS Group, Inc.*...................................        27,150
      600  Liberate Technologies, Inc.*.......................        61,125
      100  Lifeminders.com, Inc.*.............................         5,312
      100  Lionbridge Technologies, Inc.*.....................         1,806
      100  Loislaw.com, Inc.*.................................         2,237
      400  LookSmart, Ltd.*...................................        17,700
      200  Luminant Worldwide Corporation*....................         4,900
      600  Lycos, Inc.*.......................................        35,775
      200  Macrovision Corporation*...........................        19,950
      400  Manpower, Inc......................................        13,075
      200  MapQuest.com, Inc.*................................         3,625
      200  Marimba, Inc.*.....................................        12,187
      100  MarketWatch.com, Inc.*.............................         4,287
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
      600  Mastech Corporation*...............................  $     19,875
      300  MAXIMUS, Inc.*.....................................        10,256
      200  Maxygen, Inc.*.....................................        29,325
      100  Mechanical Technology, Inc.*.......................         6,850
      300  Mediaplex, Inc.*...................................        25,050
      250  Medical Manager Corporation*.......................        21,047
      200  MedicaLogic, Inc.*.................................         7,425
      500  MemberWorks, Inc.*.................................        40,437
      600  Mentor Corporation.................................        16,650
      400  Mentor Graphics Corporation*.......................         6,850
      500  Mercury Interactive Corporation*...................        48,187
      200  Metasolv Software, Inc.*...........................        17,625
      100  Metricom, Inc.*....................................         7,787
      300  Metris Companies, Inc..............................         7,762
      200  MicroStrategy, Inc.*...............................        27,812
      600  MicroTouch Systems, Inc.*..........................         8,100
      200  Microvision, Inc.*.................................        12,812
      200  Mission Critical Software, Inc.*...................        12,250
      800  Modis Professional Services, Inc.*.................        12,600
      200  Momentum Business Applications, Inc.*..............         1,475
      200  Multex.com, Inc.*..................................         6,100
      200  MyPoints.com, Inc.*................................         9,375
      450  National Instruments Corporation*..................        20,208
      500  National Services Industries, Inc..................        10,250
      100  Navidec, Inc.*.....................................         1,944
      400  Navigant Consulting, Inc.*.........................         3,850
      500  NCO Group, Inc.*...................................        11,687
      400  Neoforma.com, Inc.*................................        23,800
      100  Net Perceptions, Inc.*.............................         4,887
      200  Netcentives, Inc.*.................................         9,100
      200  NetObjects, Inc.*..................................         7,450
      200  NetRatings, Inc.*..................................         7,162
      900  Network Associates, Inc.*..........................        27,394
      100  Netzee, Inc.*......................................         2,562
      100  Neurocrine Biosciences, Inc.*......................         3,700
      200  New Era of Networks, Inc.*.........................        18,325
      500  NOVA Corporation/Georgia*..........................        11,531

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
      400  Ogden Corporation..................................  $      4,550
    1,100  Omnicom Group, Inc.................................       103,606
      100  OnDisplay, Inc.*...................................         9,000
      200  OneMain.com, Inc.*.................................         2,562
      100  OneSource Information Services, Inc.*..............           862
      100  Online Resources & Communications Corporation*.....         1,750
      500  ONYX Software Corporation*.........................        39,875
      300  Open Market, Inc.*.................................        15,037
      800  Orbital Sciences Corporation*......................        14,000
      200  Packeteer, Inc.*...................................        10,325
    1,500  Parametric Technology Corporation*.................        45,469
    1,600  Paychex, Inc.......................................        80,100
      100  PC-Tel, Inc.*......................................         6,800
      100  Peapod, Inc.*......................................           831
      300  Pegasus Systems, Inc.*.............................         6,000
    1,912  PeopleSoft, Inc.*..................................        39,554
      600  Peregrine Systems, Inc.*...........................        32,775
      400  Perfomance Food Group Company*.....................         9,500
      600  Perot Systems Corporation, Class A*................        15,262
      100  Persistance Software, Inc.*........................         1,681
      500  Pittston Brink's Group.............................         8,937
      100  Pivotal Corporation*...............................         5,100
      400  Pixar, Inc.*.......................................        14,000
      500  Policy Management Systems Corporation*.............         4,437
      200  Polycom, Inc.*.....................................        23,262
    1,000  Portal Software, Inc.*.............................        75,125
      300  Pre-Paid Legal Services, Inc.*.....................         8,437
      100  Predictive Systems, Inc.*..........................         6,075
      100  Preview Systems, Inc.*.............................         5,300
      100  Preview Travel, Inc.*..............................         4,606
    1,000  Priceline.com, Inc.*...............................        55,937
      100  Primix Solutions, Inc.*............................         1,275
      100  Primus Knowledge Solutions, Inc.*..................        12,000
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
      400  Priority Healthcare Corporation, Class B*..........  $     19,200
      400  Prodigy Communications Corporation*................         8,025
      500  Profit Recovery Group International, Inc.*.........         9,250
      400  Programmer's Paradise, Inc.*.......................         2,650
      200  Protein Design Labs, Inc.*.........................        50,037
    1,200  PROVANT, Inc.*.....................................         8,250
      400  Proxicom, Inc.*....................................        16,750
      200  Proxim, Inc.*......................................        28,700
      800  PSINet, Inc.*......................................        37,100
      100  Puma Technology, Inc.*.............................        17,656
      200  PurchasePro.com, Inc.*.............................        24,387
      400  QLogic Corporation*................................        62,400
      100  QRS Corporation*...................................         9,437
      100  quepasa.com, inc.*.................................           750
      300  Quest Software, Inc.*..............................        34,987
      200  Quintus Corporation*...............................         7,862
      600  Quixote Corporation................................         8,100
      100  Quotesmith.com, Inc.*..............................           712
      500  R.H. Donnelley Corporation*........................         8,437
      400  Radiant Systems, Inc.*.............................        20,450
      100  Ramp Networks, Inc.*...............................         1,837
      500  Razorfish, Inc.*...................................        16,750
    1,000  RealNetworks, Inc.*................................        70,312
      900  Red Hat, Inc.*.....................................        54,619
      300  Redback Networks, Inc.*............................        89,550
      300  Remedy Corporation*................................        17,006
    1,000  RemedyTemp, Inc., Class A*.........................        22,250
      300  Retek, Inc.*.......................................        18,187
      800  Reynolds & Reynolds Company, Class A...............        22,100
      400  Right Management Consultants, Inc.*................         4,400
      600  Robert Half International, Inc.*...................        25,350
      300  RSA Security, Inc.*................................        20,081
      200  Safety-Kleen Corporation*..........................           975
      100  SalesLogix Corporation*............................         2,787
      100  Sanchez Computer Associates, Inc.*.................         4,850

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
      400  SanDisk Corporation*...............................  $     35,600
      400  Sapient Corporation*...............................        28,600
      500  Scient Corporation*................................        35,375
      200  SciQuest.com, Inc.*................................        14,975
      200  SDL, Inc.*.........................................        82,000
      200  SEACOR SMIT, Inc.*.................................         9,700
      100  Secure Computing Corporation*......................         1,750
      100  SEI Investments Company............................         8,931
    1,700  ServiceMaster Company..............................        18,700
      300  Shared Medical Systems Corporation.................        11,681
      200  ShopNow.com, Inc.*.................................         2,800
    1,300  Siebel Systems, Inc.*..............................       180,294
      100  Silknet Software, Inc.*............................        22,406
      100  SilverStream Software, Inc.*.......................         8,575
      300  Sirius Satellite Radio, Inc.*......................        18,300
      300  Software.com, Inc.*................................        28,875
      200  Sonic Foundry, Inc.*...............................        14,400
      200  SonicWALL, Inc.*...................................        18,100
      300  Spartech Corporation...............................         7,650
      200  Splitrock Services, Inc.*..........................         9,350
      200  SportsLine USA, Inc.*..............................         9,225
      300  SPSS, Inc.*........................................         9,337
      100  Spyglass, Inc.*....................................         5,850
      100  SS&C Technologies, Inc.*...........................           562
      400  Standard Register Company..........................         5,450
      400  StarMedia Network, Inc.*...........................        18,800
      300  StarTek, Inc.*.....................................        12,412
      600  Stericycle, Inc.*..................................        11,081
      800  Structural Dynamics Research Corporation*..........        11,400
      682  SunGard Data Systems, Inc.*........................        20,460
      400  Sybron Chemicals, Inc.*............................         6,050
    1,500  Sycamore Networks, Inc.*...........................       222,000
      400  Sykes Enterprises, Inc.*...........................         6,525
      500  Sylvan Learning Systems, Inc.*.....................         7,437
      300  Symantec Corporation*..............................        21,431
      400  Synopsys, Inc.*....................................        15,975
      200  Talk City, Inc.*...................................         2,137
      200  Technisource, Inc.*................................         1,025
      400  Technology Solutions Company*......................         2,900
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
      157  Teledyne Technologies, Inc.*.......................  $      1,364
      100  Telemate.Net Software, Inc.*.......................         1,019
      100  Telescan, Inc.*....................................         2,037
      400  TeleTech Holdings, Inc.*...........................        15,150
      200  TenFold Corporation*...............................        10,037
      875  Tetra Tech, Inc.*..................................        21,930
      200  Texas Biotechnology Corporation*...................         4,475
      400  The viaLink Company*...............................        22,200
      800  theglobe.com, Inc.*................................         6,200
      200  Thermo BioAnalysis Corporation*....................         5,375
      200  TheStreet.com, Inc.*...............................         2,312
    1,200  TIBCO Software, Inc.*..............................       157,200
      200  Ticketmaster Online-CitySearch, Inc., Class B*.....         6,978
      100  Tier Technologies, Inc., Class B*..................           656
      200  TMP Worldwide, Inc.*...............................        27,187
      500  Transaction Systems Architects, Inc., Class A*.....        22,562
      300  True North Communications, Inc.....................        11,100
      300  TSI International Software, Ltd.*..................        25,444
      300  Tularik, Inc.*.....................................        23,662
      100  uBid, Inc.*........................................         3,306
      800  Universal Electronics, Inc.*.......................        15,800
      700  UNOVA, Inc.*.......................................         8,094
      500  URS Corporation....................................         6,812
      350  USinterenetworking, Inc.*..........................        23,362
      600  USWeb Corporation*.................................        23,325
      200  VA Linux Systems, Inc.*............................        21,125
      200  Ventiv Health, Inc.*...............................         1,600
      500  Verio, Inc.*.......................................        37,531
      700  VeriSign, Inc.*....................................       177,100
    1,650  VERITAS Software Corporation*......................       326,494
      200  Verity, Inc.*......................................        10,675
      200  VerticalNet, Inc.*.................................        44,000
      500  Viad Corporation...................................        11,719
      300  Viant Corporation*.................................        11,381
      400  Vignette Corporation*..............................        92,200

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Business Services (continued)
    1,000  Vitesse Semiconductor Corporation*.................  $    103,812
      200  Voyager.net, Inc.*.................................         2,150
      400  Wackenhut Corporation, Class A.....................         5,250
    3,600  Waste Management, Inc..............................        54,000
      100  WatchGuard Technologies, Inc.*.....................         5,900
    1,000  Wave Systems Corp., Class A*.......................        45,625
      100  WebTrends Corporation*.............................         9,500
      100  White Pine Software, Inc.*.........................         3,262
      300  Whittman-Hart, Inc.*...............................        13,612
      768  Wind River Systems, Inc.*..........................        44,592
      300  Wireless Facilities, Inc.*.........................        37,200
      100  WorldGate Communications, Inc.*....................         3,450
      400  XETA Corporation*..................................        24,700
      300  Xpedior, Inc.*.....................................         5,400
    3,432  Yahoo!, Inc.*......................................       548,047
      100  Yesmail.com, Inc.*.................................         3,231
      400  Young & Rubicam, Inc.*.............................        20,200
      100  ZipLink, Inc.*.....................................         1,869
                                                                ------------
                                                                  10,623,753
                                                                ------------

           Chemicals - 1.5%
    1,300  Air Products & Chemicals, Inc......................        33,475
    1,000  Airgas, Inc.*......................................         6,937
      600  Albemarle Corporation..............................         9,037
      700  AMCOL International Corporation....................        11,025
      150  Arch Chemicals, Inc.*..............................         2,859
      400  Bio-Rad Laboratories, Inc., Class A*...............        13,150
      300  Brady Corporation, Class A.........................         8,137
      600  Cabot Corporation..................................        13,275
      100  Celgene Corporation*...............................        16,550
      100  ChemFirst, Inc.....................................         1,950
      600  Chromatics Color Sciences International, Inc.*.....         3,937
      662  CK Witco Corporation...............................         7,034
      300  Dexter Corporation.................................        13,837
    1,400  Dow Chemical Company...............................       151,900
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Chemicals (continued)
    6,700  du Pont (E.I.) de Nemours & Company................  $    338,350
      400  Eastman Chemical Company...........................        14,375
      300  Enzon, Inc.*.......................................        17,400
      400  Ferro Corporation..................................         7,550
      200  Fuller (H. B.) Company.............................        12,275
      200  General Chemical Group, Inc........................           450
      400  Geon Company.......................................         8,350
      400  Great Lakes Chemical Corporation...................        11,625
      700  Hanna (M.A.) Company...............................         8,006
      200  Hauser, Inc.*......................................           800
      700  Hercules, Inc......................................        11,550
      400  International Specialty Products, Inc..............         2,650
      400  Lubrizol Corporation...............................         9,925
      900  Lyondell Chemical Company..........................         7,706
      300  MacDermid, Inc.....................................        10,256
      600  Millennium Chemicals, Inc..........................         8,400
    2,600  Minnesota Mining & Manufacturing Company...........       229,125
    4,100  Monsanto Company...................................       159,131
      200  NCH Corporation....................................         7,925
      300  Oil-Dri Corporation of America.....................         2,587
      300  OM Group, Inc......................................        11,175
      200  OXiGENE, Inc.*.....................................         4,662
      200  Plymouth Rubber Company, Inc., Class A*............         1,437
    1,100  PPG Industries, Inc................................        54,312
      900  Praxair, Inc.......................................        30,375
      200  PubliCARD, Inc.*...................................         2,462
    1,258  Rohm & Haas Company................................        50,792
      900  RPM, Inc./Ohio.....................................         9,000
      500  Sigma-Aldrich Corporation..........................        11,875
      800  Solutia, Inc.......................................        11,050
      200  SurModics, Inc.*...................................         6,200
      100  Techne Corporation*................................         8,578
      500  Tredegar Corporation...............................        14,125
      400  Twinlab Corporation*...............................         2,475
      800  Union Carbide Corporation..........................        42,950
      300  Valspar Corporation................................         9,844

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Chemicals (continued)
      200  Ventro Corporation*................................  $     44,975
                                                                ------------
                                                                   1,477,826
                                                                ------------

           Construction - 0.4%
      100  ACMAT Corporation, Class A*........................           762
      300  Armstrong World Industries, Inc....................         5,700
      300  CARBO Ceramics, Inc................................         6,525
      300  Centex Construction Products, Inc..................         6,975
      700  Centex Corporation.................................        13,781
    1,800  Clayton Homes, Inc.................................        14,625
      200  Continental Materials Corporation*.................         4,437
      150  CoorsTek, Inc.*....................................         2,925
      300  Craftmade International, Inc.......................         2,175
    1,000  D.R. Horton, Inc...................................        11,250
      200  Dal-Tile International, Inc.*......................         1,400
      400  Dayton Superior Corporation*.......................         9,925
      400  EMCOR Group, Inc.*.................................         9,000
      100  Fiberstars, Inc.*..................................           750
      200  Florida Rock Industries, Inc.......................         6,662
      400  Fluor Corporation..................................        11,375
      300  Granite Construction, Inc..........................         7,481
      111  Huttig Building Products, Inc.*....................           472
      800  Johns Manville Corporation.........................         6,500
      600  Justin Industries, Inc.............................        10,837
      600  Kaufman & Broad Home Corporation...................        11,475
      200  Koala Corporation*.................................         2,512
      400  Lafarge Corporation................................         7,875
      700  Lennar Corporation.................................        11,550
      200  LSI Industries, Inc................................         3,237
      300  M/I Schottenstein Homes, Inc.......................         4,331
      300  Martin Marietta Materials, Inc.....................        10,650
    2,600  Masco Corporation..................................        46,475
      200  Nobility Homes, Inc................................         1,062
      800  Oakwood Homes Corporation..........................         2,050
      300  Owens Corning......................................         4,350
      600  Palm Harbor Homes, Inc.*...........................         9,750
      600  Performance Technologies, Inc.*....................        12,187
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Construction (continued)
      300  Puerto Rican Cement Company, Inc...................  $      9,225
      400  Pulte Corporation..................................         6,725
      400  Quanta Services, Inc.*.............................        16,200
      200  Sawtek, Inc.*......................................         9,600
      800  Sherwin-Williams Company...........................        15,300
      300  Southdown, Inc.....................................        14,887
      400  Stanley Works......................................         9,200
      300  Texas Industries, Inc..............................         9,000
      300  Toll Brothers, Inc.*...............................         4,987
      400  United Dominion
             Industries, Ltd..................................         7,375
      600  Vulcan Materials Company...........................        24,000
      700  Walter Industries, Inc.*...........................         5,950
      600  West TeleServices Corporation*.....................        11,850
      100  White Cap Industries, Inc.*........................         1,575
                                                                ------------
                                                                     406,935
                                                                ------------

           Consumer Durables - 0.3%
      500  Black & Decker Corporation.........................        16,469
      400  Champion Enterprises, Inc.*........................         2,525
      400  Coachmen Industries, Inc...........................         4,800
      500  CompX International, Inc.*.........................         9,312
      750  Ethan Allen Interiors, Inc.........................        17,484
      200  Furniture Brands International, Inc.*..............         3,212
      200  Griffon Corporation*...............................         1,675
      400  Hillenbrand Industries, Inc........................        12,150
      500  Kimball International, Inc., Class B...............         7,594
      200  Koss Corporation...................................         2,950
      600  La-Z-Boy, Inc......................................         9,975
    1,500  Leggett & Platt, Inc...............................        25,219
      300  Linens 'n Things, Inc.*............................         5,906
      400  Maytag Corporation.................................        10,575
      550  Mity-Lite, Inc.*...................................         8,594
      400  Mohawk Industries, Inc.*...........................         8,875
    1,736  Newell Rubbermaid, Inc.............................        40,145
      200  Pulaski Furniture Corporation......................         3,000
      300  Recoton Corporation*...............................         4,181
      700  Restoration Hardware, Inc.*........................         4,025

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Consumer Durables (continued)
      150  Salton, Inc.*......................................  $      7,069
      800  Shaw Industries, Inc...............................        10,150
      600  SLI, Inc.*.........................................         7,312
      300  Thomas Industries, Inc.............................         5,625
      330  Virco Mfg. Corporation.............................         4,166
       55  Water Pik Technologies, Inc.*......................           371
      400  Whirlpool Corporation..............................        21,725
                                                                ------------
                                                                     255,084
                                                                ------------

           Containers - 0.1%
      600  ACX Technologies, Inc.*............................         1,912
      100  Ball Corporation...................................         2,694
      300  Bemis Company, Inc.................................         8,925
      600  Crown Cork & Seal Company, Inc.....................         8,400
      300  Greif Brothers Corporation, Class A................         9,450
      600  Ivex Packaging Corporation*........................         4,537
      500  Mobile Mini, Inc.*.................................         8,437
      800  Owens-Illinois, Inc.*..............................        11,050
      500  Sealed Air Corporation*............................        24,844
      200  Shorewood Packaging Corporation....................         4,150
      500  Sonoco Products Company............................         9,219
                                                                ------------
                                                                      93,618
                                                                ------------

           Cosmetics - 1.4%
      400  Alberto-Culver Company.............................         8,550
      300  Allou Health & Beauty Care, Inc., Class A*.........         2,325
    1,400  Avon Products, Inc.................................        37,887
      200  Balchem Corporation, Class B.......................         1,700
      100  Bush Boake Allen, Inc.*............................         2,800
      100  Church & Dwight Co., Inc...........................         1,706
    1,400  Clorox Company.....................................        56,612
    3,700  Colgate-Palmolive Company..........................       193,094
      204  Del Laboratories, Inc..............................         1,632
      600  Dial Corporation...................................         8,625
      700  Estee Lauder Companies, Inc., Class A..............        30,362
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Cosmetics (continued)
    6,900  Gillette Company...................................  $    243,225
      100  Guest Supply, Inc.*................................         1,837
      700  International Flavors & Fragrances, Inc............        21,000
    1,200  Nu Skin Enterprises, Inc.*.........................        10,725
    8,500  Proctor & Gamble Company...........................       748,000
      500  Revlon, Inc., Class A*.............................         3,906
      500  Styling Technology Corporation*....................         1,000
      200  SunStar Healthcare, Inc.*..........................           687
      100  Tristar Corporation*...............................           600
                                                                ------------
                                                                   1,376,273
                                                                ------------

           Domestic Oil - 0.8%
      500  Amerada Hess Corporation...........................        25,281
      400  Ashland, Inc.......................................        12,450
    2,400  Atlantic Richfield Company.........................       170,400
      100  Cal Dive International, Inc.*......................         3,600
      300  Callon Petroleum Company*..........................         4,200
    3,700  Conoco, Inc., Class B..............................        72,844
      100  CONSOL Energy, Inc.................................         1,162
      802  Devon Energy Corporation*..........................        29,874
      700  Diamond Offshore Drilling, Inc.....................        22,225
      300  El Paso Energy Partners, L.P.......................         5,287
      600  Getty Realty Corporation...........................         7,237
    2,000  Global Industries, Ltd.*...........................        20,500
      300  Gulf Island Fabrication, Inc.*.....................         3,075
      100  GulfMark Offshore, Inc.*...........................         1,331
      159  Hallwood Energy Corporation*.......................           715
      100  Holly Corporation..................................         1,325
      200  Houston Exploration Company*.......................         3,037
      100  HS Resources, Inc.*................................         1,650
      473  Kerr-McGee Corporation.............................        21,167
      225  Midcoast Energy Resources, Inc.....................         3,544
      200  Murphy Oil Corporation.............................        10,125
      500  National-Oilwell, Inc.*............................        12,125
      100  Newfield Exploration Company*......................         3,100
      200  Nuevo Energy Company*..............................         3,550
    1,300  Ocean Energy, Inc.*................................        13,894
      800  Pennzoil Company...................................         7,000
    1,500  Phillips Petroleum Company.........................        57,375

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Domestic Oil (continued)
    1,500  Pioneer Natural Resources Company..................  $     12,469
      500  Pogo Producing Company.............................        11,562
    1,200  R&B Falcon Corporation*............................        18,525
      700  Santa Fe Snyder Corporation*.......................         5,250
      300  St. Mary Land & Exploration Company................         8,344
      500  Sunoco, Inc........................................        12,344
      300  TEPPCO Partners, L.P...............................         6,412
      500  Tersoro Petroleum Corporation*.....................         4,625
    1,000  Tosco Corporation..................................        26,750
      700  TransMontaigne, Inc.*..............................         4,550
    1,213  Transocean Sedco Forex, Inc........................        47,838
      500  Ultramar Diamond Shamrock Corporation..............        10,844
      100  UniCapital Corporation*............................           250
      500  UNIFAB International, Inc.*........................         3,312
    1,700  Union Pacific Resources Group, Inc.................        15,194
    1,800  Unocal Corporation.................................        48,150
    1,800  USX-Marathon Group.................................        38,925
      200  Vintage Petroleum, Inc.............................         2,900
                                                                ------------
                                                                     796,317
                                                                ------------

           Drugs & Medicine - 9.2%
    9,900  Abbott Laboratories................................       324,225
      100  Abgenix, Inc.*.....................................        32,212
      300  Accredo Health, Inc.*..............................         8,850
      400  Advance Paradigm, Inc.*............................         9,462
      900  Aetna, Inc.........................................        37,012
      300  Albany Molecular Research, Inc.*...................        14,475
      100  Alexion Pharmaceuticals, Inc.*.....................         8,525
      200  Alkermes, Inc.*....................................        38,375
    1,000  Allergan, Inc......................................        50,312
      100  Allergan Specialty Therapeutics, Inc., Class A*....         1,500
      300  Alliance Pharmaceutical Corporation*...............         5,400
      200  Allscripts Pharmaceutical, Inc.*...................        13,800
      100  Alpharma, Inc., Class A............................         3,462
      840  ALZA Corporation*..................................        30,817
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Drugs & Medicine (continued)
      300  American Healthcorp, Inc.*.........................  $      1,378
    8,400  American Home Products Corporation.................       365,400
      500  AmeriSource Health Corporation*....................         7,281
    6,700  Amgen, Inc.*.......................................       456,856
      200  Andrx Corporation*.................................        19,212
      400  Anesta Corporation*................................         8,900
      100  Aphton Corporation*................................         3,919
      200  Apria Healthcare Group, Inc.*......................         2,850
      100  Ariad Pharmaceuticals, Inc.*.......................         2,625
      400  Arrow International................................        15,800
      100  Aurora Biosciences Corporation*....................        10,700
      100  AVI BioPharma, Inc.*...............................         2,600
      100  Avigen, Inc.*......................................         7,400
      400  Aviron*............................................        16,225
      500  Bard (C.R.), Inc...................................        19,750
      300  Barr Laboratories, Inc.*...........................        14,287
      400  Bausch & Lomb, Inc.................................        21,100
    1,800  Baxter International, Inc..........................        98,100
      100  Beckman Coulter, Inc...............................         4,812
    2,000  Becton, Dickinson & Company........................        62,125
    1,000  Bergen Brunswig Corporation, Class A...............         4,937
      500  Bindley Western Industries, Inc....................         8,594
      300  Bio-Technology General Corporation*................         5,766
    1,000  Biogen, Inc.*......................................       107,937
      600  Biomatrix, Inc.*...................................        17,625
      800  Biomet, Inc.*......................................        26,400
      100  Biopure Corporation*...............................         3,950
      300  BioTime, Inc.*.....................................         4,819
    2,400  Boston Scientific Corporation*.....................        43,800
   13,100  Bristol-Myers Squibb Company.......................       744,244
    1,962  Cardinal Health, Inc...............................        80,932
    1,100  CareMatrix Corporation*............................         1,994
      600  Carter-Wallace, Inc................................        10,837
      400  Cell Pathways, Inc.*...............................        18,800
      400  Centennial HealthCare Corporation*.................         2,050
      300  Cephalon, Inc.*....................................        19,941

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Drugs & Medicine (continued)
      400  Cerus Corporation*.................................  $     19,300
      500  Chattem, Inc.......................................         9,000
      200  ChiRex, Inc.*......................................         4,975
    1,200  Chiron Corporation*................................        60,000
      200  Columbia Laboratories, Inc.*.......................         2,525
    3,500  Columbia/HCA Healthcare Corporation................        67,594
      200  COR Therapeutics, Inc.*............................        17,925
      100  Corixa Corporation*................................         6,944
      100  Corvas International, Inc.*........................         1,256
      100  Coulter Pharmaceutical, Inc.*......................         3,875
      800  Covance, Inc.*.....................................        11,400
      800  Coventry Health Care, Inc.*........................         6,550
      100  Cubist Pharmaceuticals, Inc.*......................         5,869
      500  CYTOGEN Corporation*...............................         8,750
      200  D & K Healthcare Resources, Inc.*..................         2,800
      100  DataTRAK International, Inc.*......................           687
      500  Daxor Corporation..................................         9,375
      500  DENTSPLY International, Inc........................        12,812
      100  Diacrin, Inc.*.....................................         1,694
      200  drkoop.com, Inc.*..................................         1,537
      600  Dura Pharmaceuticals, Inc.*........................         8,325
      400  EntreMed, Inc.*....................................        39,400
      200  Enzo Biochem, Inc.*................................        15,850
      100  Epitope, Inc.*.....................................         1,187
      200  First Health Group Corporation*....................         4,825
      700  Forest Laboratories, Inc.*.........................        47,819
      900  Foundation Health Systems, Inc., Class A*..........         7,481
      400  GelTex Pharmaceuticals, Inc.*......................         8,775
      100  Gene Logic, Inc.*..................................        11,937
      300  Genelabs Technologies, Inc.*.......................         3,225
      500  Genentech, Inc., Special Common Stock*.............        96,437
      100  Genome Therapeutics Corporation*...................         4,950
      600  Genzyme Corporation (General Division)*............        34,462
      100  Genzyme Molecular Oncology*........................         2,669
       89  Genzyme Surgical Products*.........................         1,124
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Drugs & Medicine (continued)
      100  Geron Corporation*.................................  $      5,481
      300  Gilead Sciences, Inc.*.............................        22,950
    2,100  Guidant Corporation................................       141,487
    1,800  Health Management Associates, Inc., Class A*.......        19,350
      100  Healthcare Recoveries, Inc.*.......................           450
    2,900  HEALTHSOUTH Corporation*...........................        14,137
      530  Henry Schein, Inc.*................................         9,937
      500  Herbalife International, Inc., Class A.............         7,500
      300  HORIZON Pharmacies, Inc.*..........................         1,650
      400  Human Genome Sciences, Inc.*.......................        87,300
    1,300  Humana, Inc.*......................................         8,856
      100  Hyseq, Inc.*.......................................        10,125
      500  ICN Pharmaceuticals, Inc...........................         9,937
      300  IDEC Pharmaceuticals Corporation*..................        42,262
      200  IDEXX Laboratories, Inc.*..........................         5,912
      100  IGEN International, Inc.*..........................         2,775
      100  ILEX Oncology, Inc.*...............................         4,837
      200  ImClone Systems, Inc.*.............................        26,212
    1,100  Immunex Corporation*...............................       217,181
      200  ImmunoGen, Inc.*...................................         2,975
      300  Immunomedics, Inc.*................................         8,737
      100  IMPATH, Inc.*......................................         3,275
      200  Incyte Pharmaceuticals, Inc.*......................        55,112
      100  Inhale Therapeutic Systems, Inc.*..................        10,125
      100  Integra LifeSciences Holdings*.....................         1,506
      500  Invacare Corporation...............................        12,187
      300  Isis Pharmaceuticals, Inc.*........................         4,237
      900  i-STAT Corporation*................................        15,244
      900  IVAX Corporation...................................        20,475
    9,047  Johnson & Johnson..................................       649,122
      300  Jones Pharma, Inc..................................        21,525
      600  K-V Pharmaceutical Company, Class A*...............        17,250
      100  Kendle International, Inc.*........................         1,350
      400  King Pharmaceuticals, Inc.*........................        19,075
      600  Laser Vision Centers, Inc.*........................         6,225
      105  LifePoint Hospitals, Inc.*.........................         1,582

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Drugs & Medicine (continued)
      400  Ligand Pharmaceuticals, Inc., Class B*.............  $      8,700
    7,000  Lilly (Eli) & Company..............................       416,062
      400  Lincare Holdings, Inc.*............................         9,375
      300  Liposome Company, Inc.*............................         4,031
      100  Lynx Therapeutics, Inc.*...........................         9,600
      400  Mallinckrodt, Inc..................................         9,850
    1,000  Manor Care, Inc.*..................................         8,687
    1,800  McKesson HBOC, Inc.................................        34,875
      200  Medarex, Inc.*.....................................        32,500
      200  Medical Advisory System, Inc.*.....................         2,875
      100  MedicalControl, Inc.*..............................           762
      350  Medicis Pharmaceutical Corporation, Class A*.......        17,653
      475  MedImmune, Inc.*...................................        94,287
      100  Medstone International, Inc.*......................           687
    7,668  Medtronic, Inc.....................................       371,419
   15,200  Merck & Company, Inc...............................       935,750
      100  Mesa Laboratories, Inc.*...........................           475
      300  Millenium Pharmaceuticals, Inc.*...................        78,037
      200  Mine Safety Appliances Company.....................        12,700
      200  MiniMed, Inc.*.....................................        19,975
      900  Mylan Laboratories, Inc............................        20,700
      100  Myriad Genetics, Inc.*.............................        15,450
      400  National Health Realty, Inc........................         3,175
      200  NCS HealthCare, Inc., Class A*.....................           456
      100  Neose Technologies, Inc.*..........................         3,500
      800  Northfield Laboratories, Inc.*.....................        17,800
      100  NPS Pharmaceuticals, Inc.*.........................         2,719
      300  Ocular Sciences, Inc.*.............................         4,500
      600  Organogenesis, Inc.*...............................         9,000
      100  OrthAlliance, Inc., Class A*.......................           612
      800  Orthodontic Centers of America, Inc.*..............        13,850
      100  OSI Pharmaceuticals, Inc.*.........................         2,806
      800  Owens & Minor, Inc.................................         8,800
      300  PacifiCare Health Systems, Inc., Class B*..........        13,631
      700  PAREXEL International Corporation*.................         9,537
      100  PathoGenesis Corporation*..........................         3,087
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Drugs & Medicine (continued)
      300  Patterson Dental Company*..........................  $     10,809
      300  Pediatrix Medical Group, Inc.*.....................         2,362
   25,200  Pfizer, Inc........................................       809,550
      400  Pharmaceutical Marketing Services, Inc.*...........         9,700
      300  Precept Business Services, Inc., Class A*..........           881
      100  Progenics Pharmaceuticals, Inc.*...................         9,300
      500  Province Healthcare Company*.......................        10,062
      900  PSS World Medical, Inc.*...........................         5,794
      400  Quest Diagnostics, Inc.*...........................        13,725
      779  Quintiles Transnational Corporation*...............        23,127
      200  Regeneron Pharmaceuticals, Inc.*...................        11,300
      300  ResMed, Inc.*......................................        22,387
      600  Rochester Medical Corporation*.....................         6,825
      500  SafeScience, Inc.*.................................         8,062
      200  SangStat Medical Corporation*......................         8,650
    9,800  Schering-Plough Corporation........................       341,775
      200  SciClone Pharmaceuticals, Inc.*....................         2,937
      400  Sepracor, Inc.*....................................        40,550
      100  SeraCare, Inc.*....................................           425
      400  Serologicals Corporation*..........................         4,500
      500  Sola International, Inc.*..........................         2,500
      300  SonoSite, Inc.*....................................         9,937
      600  St. Jude Medical, Inc..............................        15,675
      700  STERIS Corporation*................................         6,781
      100  Stockwalk.com Group, Inc.*.........................         1,112
      700  Stryker Corporation................................        40,950
      700  Sunrise Assited Living, Inc.*......................         8,837
    1,200  Sunrise Technologies International, Inc.*..........         9,900
      600  Sybron International Corporation*..................        16,800
      100  Synaptic Pharmaceutical Corporation*...............         1,300
      300  Syncor International Corporation - Del*............         7,350
      200  Targeted Genetics Corporation*.....................         4,275
    2,300  Tenet Healthcare Corporation*......................        40,250

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Drugs & Medicine (continued)
      800  Total Renal Care Holdings, Inc.*...................  $      2,400
      300  Transkaryotic Therapies, Inc.*.....................        15,037
      505  Triad Hospitals, Inc.*.............................         8,080
      500  Triangle Pharmaceuticals, Inc.*....................        11,437
      100  Trimeris, Inc.*....................................         6,200
    1,000  United Healthcare Corporation......................        51,125
      100  Universal Display Corporation*.....................         1,956
      200  Universal Health Services, Inc., Class B*..........         7,775
      688  US Oncology, Inc.*.................................         2,838
      200  Valentis, Inc.*....................................         3,475
      400  Ventana Medical Systems, Inc.*.....................        22,550
      200  Vertex Pharmaceuticals, Inc.*......................        14,525
      500  Vical, Inc.*.......................................        29,531
      100  ViroPharma, Inc.*..................................         9,362
      100  Vysis, Inc.*.......................................         1,800
    5,589  Warner-Lambert Company.............................       478,209
      800  Watson Pharmaceuticals, Inc.*......................        32,000
      500  Wellpoint Health Networks, Inc.*...................        33,750
      100  Zonagen, Inc.*.....................................           850
                                                                ------------
                                                                   9,293,259
                                                                ------------

           Electronics - 12.7%
      500  Acxiom Corporation*................................        14,437
      100  Adaptive Broadband Corporation*....................        11,503
    1,800  ADC Telecommunications, Inc.*......................        80,775
      200  ADE Corporation*...................................         4,812
      300  Adelphia Business Solutions, Inc.*.................        15,412
      700  Adelphia Communications Corporation, Class A*......        38,456
      400  Advanced Fibre Communication, Inc.*................        27,250
    1,000  Advanced Micro Devices, Inc.*......................        39,125
      900  Advanced Radio Telecom Corp.*......................        34,425
      200  Aetrium, Inc.*.....................................         1,625
      500  Alamosa PCS Holdings, Inc.*........................        18,125
      600  Align-Rite International, Inc.*....................        19,425
      100  Alpha Industries, Inc..............................        14,519
    1,300  Altera Corporation*................................       103,675
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Electronics (continued)
      500  American Access Technologies, Inc.*................  $      8,062
    1,200  American Power Conversion Corporation*.............        40,725
      100  American Technical Ceramics Corp.*.................         3,700
      600  American Xtal Technology, Inc......................        26,175
      800  Amkor Technology, Inc.*............................        41,550
      300  Amphenol Corporation, Class A*.....................        23,981
      100  ANADIGICS, Inc.*...................................        13,500
    1,100  Analog Devices, Inc.*..............................       172,700
      300  Anaren Microwave, Inc.*............................        22,762
      200  Ancor Communications, Inc.*........................        11,975
      900  Andrew Corporation*................................        22,275
      500  Anixter International, Inc.*.......................         9,344
      300  ANTEC Corporation*.................................        15,881
    2,500  Applied Materials, Inc.*...........................       457,344
      700  Arrow Electronics, Inc.............................        21,175
      300  Aspect Communications Corporation*.................        19,331
      600  AstroPower, Inc.*..................................        16,800
    1,400  Atmel Corporation*.................................        69,300
      700  Avid Technology, Inc.*.............................        12,294
      300  Avnet, Inc.........................................        20,062
      600  AVT Corporation*...................................        15,862
      500  AVX Corporation....................................        31,750
      400  Aware, Inc.*.......................................        25,200
      100  Barnett, Inc.*.....................................         1,094
      300  BEI Technologies, Inc..............................         5,775
      700  Broadcom Corporation, Class A*.....................       138,162
      400  Burr-Brown Corporation*............................        23,475
      300  C & D Technologies, Inc............................        14,025
      400  Cable Design Technologies Corporation*.............         9,250
    1,400  Cadence Design Systems, Inc.*......................        27,912
      100  Caliper Technologies Corporation*..................        17,781
      750  Candela Corporation*...............................        11,250
      400  CapRock Communications Corp.*......................        17,625
      900  CIENA Corporation*.................................       143,831

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Electronics (continued)
    1,646  CMGI, Inc.*........................................  $    213,260
      200  Cobalt Networks, Inc.*.............................        19,150
      400  Coherent, Inc.*....................................        42,400
      300  CommScope, Inc.*...................................        11,681
      300  Communications Systems, Inc........................         5,400
      200  Concentric Network Corporation*....................        10,725
      400  Concord Communications, Inc.*......................        17,900
    1,300  Conexant Systems, Inc.*............................       127,725
      200  Cree, Inc.*........................................        37,575
      200  CTS Corporation....................................        12,900
      300  Cubic Corporation..................................         7,612
      100  Cyberian Outpost, Inc.*............................           881
      600  Cypress Semiconductor Corporation*.................        27,375
      600  Dallas Semiconductor Corporation...................        24,225
      400  Digital Microwave Corporation*.....................        13,350
      200  DSP Group, Inc.*...................................        17,562
      200  Ducommun, Inc......................................         1,862
      200  DuPont Photomasks, Inc.*...........................        11,700
    1,200  e.spire Communications, Inc.*......................        15,000
      500  E-Tek Dynamics, Inc.*..............................       136,625
      200  Electro Rent Corporation*..........................         2,175
      500  Electronics Boutique Holdings Corp.*...............         7,312
      300  Electronics For Imaging, Inc.*.....................        17,812
      300  Emulex Corporation*................................        48,000
      400  Enviromental Tectonics Corporation*................         5,150
      200  Espey Mfg. & Electronics Corp......................         2,650
      300  Etec Systems, Inc.*................................        35,334
      300  Exar Corporation*..................................        20,831
      100  General Cable Corporation..........................         1,000
      700  Gentex Corporation*................................        20,453
      100  Genzyme Transgenics Corporation*...................         4,450
      300  GlobeSpan, Inc.*...................................        22,650
      300  Hadco Corporation*.................................        16,613
      200  Harman International Industries, Inc...............        12,388
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Electronics (continued)
      300  Harmonic, Inc.*....................................  $     41,081
      300  Harris Corporation.................................         9,563
      563  Hearst-Argyle Television, Inc.*....................        11,717
      900  Hollywood Entertainment Corporation*...............         9,169
      100  Hungarian Telephone and Cable Corp.*...............           988
      500  IMRglobal Corporation*.............................         6,094
   21,758  Intel Corporation..................................     2,458,654
      400  International Rectifier Corporation*...............        16,750
      400  ITT Industries, Inc................................         9,700
    2,185  JDS Uniphase Corporation*..........................       576,021
      300  KEMET Corporation*.................................        18,431
      700  Kent Electronics Corporation*......................        23,713
    1,200  KLA-Tencor Corporation*............................        93,525
      200  Kopin Corporation*.................................        14,825
      400  Kulicke & Soffa Industries, Inc....................        31,800
      300  L-3 Communications Holdings, Inc.*.................        12,769
      300  Lam Research Corporation*..........................        46,838
    1,000  Linear Technology Corporation......................       104,938
      200  Loronix Information Systems, Inc.*.................         6,125
    2,200  LSI Logic Corporation*.............................       140,938
   20,273  Lucent Technologies, Inc...........................     1,206,244
      300  Macromedia, Inc.*..................................        25,931
    1,700  Maxim Integrated Products, Inc.*...................       113,581
      700  Measurement Specialties, Inc.*.....................        17,325
      400  Mestek, Inc.*......................................         6,675
    1,205  Metromedia Fiber Network, Inc., Class A*...........        86,628
    1,700  Micron Technology, Inc.............................       166,706
      100  MOCON, Inc.........................................           619
      900  Molex, Inc.........................................        50,288
    4,647  Motorola, Inc......................................       792,314
      300  MRV Communications, Inc.*..........................        47,044
    1,200  National Semiconductor Corporation*................        90,150
      400  NeoMagic Corporation*..............................         2,163
      100  Netopia, Inc.*.....................................         8,625

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Electronics (continued)
      100  NetOptix Corporation*..............................  $     16,356
      300  Netro Corporation*.................................        12,788
      200  Network Solutions, Inc., Class A*..................        64,488
    2,400  Nextel Communications, Inc., Class A*..............       328,200
      500  Novoste Corporation*...............................        18,250
      300  NVIDIA Corporation*................................        19,200
      100  Ortel Corporation*.................................        18,100
      200  ParkerVision, Inc.*................................         6,500
      400  PE Corp-Celera Genomics Group*.....................        97,600
    1,400  PE Corp-PE Biosystems Group........................       147,700
      700  Pericom Semiconductor Corporation*.................        28,875
      300  PerkinElmer, Inc...................................        19,388
      200  Plantronics, Inc.*.................................        15,888
      160  Plexus Corp.*......................................         9,035
      300  Power-One, Inc.*...................................        14,738
      200  Powerwave Technologies, Inc.*......................        31,975
      100  PRI Automation, Inc.*..............................         7,988
    4,300  QUALCOMM, Inc.*....................................       612,481
      200  Rambus, Inc.*......................................        60,325
      500  Rational Software Corporation*.....................        35,563
      500  Rayovac Corporation................................        10,375
      100  Reliability, Inc.*.................................           500
      500  RF Micro Devices, Inc.*............................        69,156
      200  RF Monolithics, Inc.*..............................         5,475
      800  SCI Systems, Inc.*.................................        32,200
      500  Scientific-Atlanta, Inc............................        51,344
      200  Semtech Corporation*...............................        12,500
      300  Siliconix, Inc.*...................................        24,300
      100  SMTEK International, Inc.*.........................           400
    1,859  Solectron Corporation*.............................       121,765
      129  Superior TeleCom, Inc..............................         1,609
      550  Symbol Technologies, Inc...........................        52,319
      500  Tekelec*...........................................        25,750
      400  Tektronix, Inc.....................................        23,200
      400  TeleCorp PCS, Inc.*................................        18,375
    2,500  Tellabs, Inc.*.....................................       120,000
    1,100  Teradyne, Inc.*....................................        95,700
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Electronics (continued)
      100  Terayon Communication Systems, Inc.*...............  $     25,713
    5,251  Texas Instruments, Inc.............................       874,292
      800  Thermo Electron Corporation*.......................        12,500
      300  ThermoQuest Corporation*...........................         4,950
      400  Thomas & Betts Corporation.........................         8,975
      375  TranSwitch Corporation*............................        44,063
      200  TriQuint Semiconductor, Inc.*......................        23,750
      400  Unitil Corporation.................................        12,400
      600  Univision Communications, Inc., Class A*...........        61,125
      400  Varian Medical Systems, Inc........................        15,975
      675  Vishay Intertechnology, Inc.*......................        29,025
      600  VISX, Inc.*........................................        10,163
      500  Waters Corporation*................................        49,031
      200  Western Digital Corporation*.......................           900
      400  Western Wireless Corporation*......................        19,400
      200  Wink Communications, Inc.*.........................        11,600
    2,000  Xilinx, Inc.*......................................       159,500
                                                                ------------
                                                                  12,748,918
                                                                ------------

           Energy & Utilities - 2.6%
    1,300  AES Corporation*...................................       108,956
      400  AGL Resources, Inc.................................         6,825
      800  Allegheny Energy, Inc..............................        20,750
      500  Alliant Energy Corporation.........................        14,063
      900  Ameren Corporation.................................        27,000
    1,100  American Electric Power Company, Inc...............        30,938
      500  American Water Works Company, Inc..................        10,000
      200  Artesian Resources Corporation, Class A............         4,900
      400  Atmos Energy Corporation...........................         6,850
      100  Avista Corporation.................................         3,006
      700  Azurix Corp.*......................................         5,250
      200  Bangor Hydro-Electric Company*.....................         3,050
      400  California Water Service Group.....................        10,750
      400  Calpine Corporation*...............................        36,600

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Energy & Utilities (continued)
    1,041  Carolina Power & Light Company.....................  $     30,970
      500  Cascade Natural Gas Corporation....................         7,219
    1,200  Central & South West Corporation...................        20,175
      200  CH Energy Group, Inc...............................         5,713
    1,200  Cinergy Corporation................................        25,650
    1,300  Citizens Utilities Company.........................        19,825
      200  CMP Group, Inc.....................................         5,650
      800  CMS Energy Corporation.............................        13,400
    1,300  Coastal Corporation................................        54,681
      500  Columbia Energy Group..............................        29,500
    1,000  Conectiv, Inc......................................        14,250
      200  Connecticut Water Service, Inc.....................         5,900
    1,300  Consolidated Edison Company New York, Inc..........        35,831
    1,000  Constellation Energy Group, Inc....................        29,750
    2,370  Dominion Resources, Inc./VA........................        86,949
      800  DPL, Inc...........................................        17,200
      400  DQE, Inc...........................................        18,600
    1,000  DTE Energy Company.................................        30,188
    2,400  Duke Energy Corporation............................       116,400
    1,216  Dynegy, Inc., Class A..............................        57,000
    2,100  Edison International...............................        55,256
    1,300  El Paso Energy Corporation.........................        48,181
      300  Empire District Electric Company...................         6,244
      700  Energy East Corporation............................        14,700
      200  EnergySouth, Inc...................................         3,550
    4,600  Enron Corporation..................................       317,400
    1,700  Entergy Corporation................................        34,425
      100  E'Town Corporation.................................         6,444
    1,300  FirstEnergy Corporation............................        24,294
      700  Florida Progress Corporation.......................        29,838
    1,000  FPL Group, Inc.....................................        38,625
      800  GPU, Inc...........................................        19,900
      100  Hawaiian Electric Industries, Inc..................         2,881
      300  IDACORP, Inc.......................................         9,563
      500  Indiana Energy, Inc................................         8,156
      400  IPALCO Enterprises, Inc............................         6,775
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Energy & Utilities (continued)
    1,000  KeySpan Corporation................................  $     20,375
      700  Kinder Morgan, Inc.................................        19,513
      800  LG&E Energy Corporation............................        17,750
      400  Madison Gas & Electric Company.....................         6,950
      600  MCN Energy Group, Inc..............................        14,438
      100  MDU Resources Group, Inc...........................         1,906
      200  MidAmerican Energy Holdings Company................         6,925
      200  Middlesex Water Company............................         5,275
      500  Minnesota Power, Inc...............................         7,656
      800  Montana Power Company..............................        31,500
      200  National Fuel Gas Company..........................         8,188
      300  National Wireless Holdings, Inc.*..................         9,150
      800  New Century Energies, Inc..........................        21,650
      400  New England ElectricSystem.........................        21,600
      200  New Jersey Resources Corporation...................         7,425
    1,200  Niagara Mohawk Power Corporation...................        14,100
      100  NICOR, Inc.........................................         3,038
      800  NiSource, Inc......................................        10,350
    1,000  Northeast Utilities................................        18,813
    1,000  Northern States Power..............................        17,563
      400  Northwest Natural Gas Company......................         7,800
      100  NorthWestern Corporation...........................         2,263
      695  NSTAR..............................................        28,452
      200  NUI Corporation....................................         4,750
      500  OGE Energy Corporation.............................         8,594
    1,300  PECO Energy Company................................        48,506
      200  Peoples Energy Corporation.........................         5,788
    2,300  PG & E Corporation.................................        47,438
      443  Philadelphia Suburban Corporation..................         8,196
      300  Piedmont Natural Gas Company.......................         7,425
      600  Pinnacle West Capital Corporation..................        16,575
      600  Potomac Electric Power Company.....................        12,188
    1,000  PPL Corporation....................................        20,125
      200  Providence Energy Corporation......................         7,363

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Energy & Utilities (continued)
      500  Public Service Company of New Mexico...............  $      7,688
    1,300  Public Service Entreprise Group, Inc...............        37,700
      400  Puget Sound Energy, Inc............................         8,125
    1,700  Reliant Energy, Inc................................        34,956
    1,500  Republic Services, Inc., Class A*..................        16,313
      379  SCANA Corporation..................................         9,025
    1,500  Sempra Energy......................................        27,000
      400  SIGCORP, Inc.......................................         8,650
      100  SJW Corp...........................................        11,263
    4,100  Southern Company...................................        90,969
      420  Southern Union Company*............................         6,458
      400  St. Joseph Light & Power Company...................         8,100
      300  Streicher Mobile Fueling, Inc.*....................         1,950
      800  TECO Energy, Inc...................................        14,400
    1,700  Texas Utilities Company............................        55,463
      400  UGI Corporation....................................         7,500
    1,300  Unicom Corporation.................................        49,156
      700  UniSource Energy Corporation*......................         9,450
      200  United Illuminating Company........................         8,125
      450  UtiliCorp United, Inc..............................         7,369
      400  Valley Resources, Inc..............................         8,950
      400  Veritas DGC, Inc.*.................................         8,000
      300  Washington Gas Light Company.......................         7,163
      200  Waste Connections, Inc.*...........................         2,125
      500  Western Resources, Inc.............................         7,719
      200  WICOR, Inc.........................................         6,013
    2,800  Williams Companies, Inc............................       117,075
      800  Wisconsin Energy Corporation.......................        14,150
                                                                ------------
                                                                   2,620,504
                                                                ------------

           Energy - Raw Materials - 1.0%
      100  Alpine Group, Inc.*................................           988
      900  Anadarko Petroleum Corporation.....................        27,675
      800  Apache Corporation.................................        29,200
      100  APCO Argentina, Inc................................         2,750
      300  Atwood Oceanics, Inc.*.............................        15,938
    2,400  Baker Hughes, Inc..................................        62,100
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Energy - Raw Materials (continued)
      100  Barnwell Industries, Inc...........................  $      1,381
      400  Barrett Resources Corporation*.....................        11,650
      700  Basin Exploration, Inc.*...........................         7,394
      500  BJ Services Company*...............................        28,531
      400  Buckeye Partners, L.P..............................        10,650
    1,300  Burlington Resources, Inc..........................        35,913
      200  Cabot Oil & Gas Corporation, Class A...............         3,163
      300  Cooper Cameron Corporation*........................        16,575
      400  Dawson Geophysical Company*........................         3,700
      800  ENSCO International, Inc...........................        24,200
      800  EOG Resources, Inc.................................        12,200
      200  Fall River Gas Company.............................         4,000
      700  Friede Goldman International, Inc.*................         3,675
    1,100  Global Marine, Inc.*...............................        24,681
      100  Greka Energy Corporation*..........................           906
    2,800  Halliburton Company................................       106,925
      500  Helmerich & Payne, Inc.............................        13,313
      500  Kirby Corporation..................................         9,688
      500  Louis Dreyfus Natural Gas Corp.*...................        10,313
      400  McDermott International, Inc.......................         3,750
      500  Mitchell Energy & Development Corporation,
             Class A..........................................        10,813
      912  Nabors Industries, Inc.*...........................        32,718
      500  NL Industries, Inc.................................         7,219
      700  Noble Drilling Corporation*........................        25,200
    2,700  Occidental Petroleum Corporation...................        43,369
      200  Penn Virginia Corporation..........................         3,275
      500  Plains All American Pipeline, L.P..................         7,406
      600  Rowan Companies, Inc.*.............................        15,075
    3,500  Schlumberger, Ltd..................................       258,563
      300  Smith International, Inc.*.........................        18,806
    1,000  USEC, Inc..........................................         3,563
      600  Valero Energy Corporation..........................        15,300
    1,500  Varco International, Inc...........................        16,594
      700  Vastar Resources, Inc..............................        37,144
      600  Weatherford International, Inc.*...................        27,000

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Energy - Raw Materials (continued)
      500  Western Gas Resources, Inc.........................  $      6,875
                                                                ------------
                                                                   1,000,179
                                                                ------------

           Food & Agriculture - 2.3%
      300  Agribrands International, Inc.*....................        10,969
      600  Andersons, Inc.....................................         4,575
    4,305  Archer Daniels.....................................        43,319
      500  Aurora Foods, Inc.*................................         1,406
    1,700  Bestfoods..........................................        71,294
      700  Bob Evans Farms, Inc...............................         9,494
    2,600  Campbell Soup Company..............................        73,775
      400  Chiquita Brands International, Inc.................         1,775
   16,000  Coca-Cola Company..................................       775,000
    3,000  Coca-Cola Enterprises, Inc.........................        70,125
    3,000  ConAgra, Inc.......................................        49,125
      800  Del Monte Foods Company*...........................        10,000
      700  Delta & Pine Land Company..........................        12,556
      600  Dole Food Company, Inc.............................         9,225
      100  Fresh America Corporation*.........................           406
      300  Fresh Del Monte Produce, Inc.*.....................         2,269
      300  Gehl Company.......................................         5,438
    2,200  General Mills, Inc.................................        72,463
      100  Griffin Land & Nurseries, Inc.*....................         1,063
      300  Group 1 Software, Inc.*............................         9,113
    2,200  Heinz (H.J.) Company...............................        70,263
      800  Hershey Foods Corporation..........................        35,150
    1,000  Hormel Foods Corporation...........................        16,688
    1,000  IBP, Inc...........................................        12,500
    1,000  IMC Global, Inc....................................        13,500
      500  International Home Foods, Inc.*....................         8,469
      600  Interstate Bakeries Corporation....................         6,863
      600  Keebler Foods Company*.............................        15,225
    2,400  Kellogg Company....................................        60,750
      500  Marsh Supermarkets, Inc., Class B..................         5,313
      100  Maui Land & Pineapple Company, Inc.................         1,575
      400  McCormick & Company, Inc., Non Voting Shares.......        10,950
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Food & Agriculture (continued)
      200  Mississippi Chemical Corporation...................  $      1,500
      300  Nabisco Holdings Corporation, Class A..............         8,775
      100  Neogen Corporation*................................           625
      100  Odwalla, Inc.*.....................................           838
    1,100  Pepsi Bottling Group, Inc..........................        18,425
    9,400  PepsiCo, Inc.......................................       303,150
      150  Pilgrim's Pride Corporation, Class A...............           788
      500  Pilgrim's Pride Corporation, Class B...............         4,000
      800  Quaker Oats Company................................        43,150
      500  Ralcorp Holdings, Inc.*............................         7,469
    1,900  Ralston-Ralston Purina Group.......................        53,794
      900  Rexall Sundown, Inc.*..............................        13,500
      500  Sanderson Farms, Inc...............................         3,469
    5,600  Sara Lee Corporation...............................        84,000
      400  Schultz Sav-O Stores, Inc..........................         4,700
      400  Scotts Company (The), Class A*.....................        13,000
      100  Seneca Foods Corporation, Class A*.................         1,150
      500  Smithfield Foods, Inc.*............................         7,750
      400  Smucker (J.M.) Company, Class A....................         6,850
      300  Suiza Foods Corporation*...........................        11,738
      909  SUPERVALU, INC.....................................        15,623
    2,000  Sysco Corporation..................................        65,625
      400  Tasty Baking Company...............................         4,150
      303  Tootsie Roll Industries, Inc.......................         8,995
    1,500  Tyson Foods, Inc., Class A.........................        15,469
      500  Universal Foods Corporation........................         9,031
      200  Veterinary Centers of America, Inc.*...............         2,213
      400  Village Super Market, Inc., Class A*...............         5,175
    1,200  Whitman Corporation................................        15,000
      200  Whole Foods Market, Inc.*..........................         7,594
      450  Wild Oats Markets, Inc.*...........................         8,438

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Food & Agriculture (continued)
      700  Wrigley (Wm.) Jr. Company..........................  $     47,338
                                                                ------------
                                                                   2,283,958
                                                                ------------

           Gold - 0.0%
    1,800  Homestake Mining Company...........................        11,700
    1,100  Newmont Mining Corporation.........................        24,338
                                                                ------------
                                                                      36,038
                                                                ------------

           Insurance - 2.3%
      500  21st Century Insurance Group.......................         8,813
    1,600  AFLAC, Inc.........................................        58,500
      600  Alfa Corporation...................................         9,825
      100  Alleghany Corporation..............................        18,594
      300  Allmerica Financial Corporation....................        12,525
    5,000  Allstate Corporation...............................        97,500
      500  Ambac Financial Group, Inc.........................        21,969
      300  American Financial Group, Inc......................         6,300
    1,600  American General Corporation.......................        83,500
   10,050  American International Group, Inc..................       888,797
      200  American National Insurance Company................        11,700
      400  AmerUs Life Holdings, Inc.*........................         8,125
    1,500  Aon Corporation....................................        31,406
      400  Argonaut Group, Inc................................         7,600
    3,100  AXA Financial, Inc.................................        92,806
      400  Berkley (W.R.) Corporation.........................         6,425
      100  Capitol Transamerica Corporation...................         1,200
    1,100  Chubb Corporation..................................        54,106
    1,200  CIGNA Corporation..................................        88,575
    1,200  Cincinnati Financial Corporation...................        35,850
    1,300  CNA Financial Corporation*.........................        35,100
      400  Commerce Group, Inc................................        11,950
    2,400  Conseco, Inc.......................................        35,100
      700  Crawford & Company, Class B........................         9,275
      310  Delphi Financial Group, Inc., Class A*.............         8,176
      100  E. W. Blanch Holdings, Inc.........................         4,700
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Insurance (continued)
      500  Enhance Financial Services Group, Inc..............  $      5,875
      400  Erie Indemnity Company, Class A....................        12,400
      400  Everest Re Group, Ltd..............................         9,825
      500  FBL Financial Group, Inc., Class A.................         8,063
      667  First American Financial Corporation...............         7,754
      200  First United Corporation...........................         2,400
      800  Fremont General Corporation........................         5,800
    1,300  Hartford Financial Services Group, Inc.............        40,625
      600  HCC Insurance Holdings, Inc........................         7,650
      200  HealthAxis, Inc.*..................................         5,825
      500  Horace Mann Educators Corporation..................         7,750
      300  HSB Group, Inc.....................................         7,425
      600  I.C.H. Corporation*................................         5,100
      100  Insurance Management Solutions Group, Inc.*........           238
      600  Jefferson-Pilot Corporation........................        31,238
    1,100  Lincoln National Corporation.......................        30,594
      600  Loews Corporation..................................        26,700
    1,700  Marsh & McLennan Companies, Inc....................       131,538
      800  MBIA, Inc..........................................        30,700
      315  Medical Assurance, Inc.*...........................         6,182
      200  Merchants Group, Inc...............................         3,713
      800  MGIC Investment Corporation........................        29,900
      300  MMI Companies, Inc.................................         2,831
      300  MONY Group, Inc.*..................................         8,588
      200  Nationwide Financial Services, Inc., Class A.......         4,613
      600  Ohio Casualty Company..............................         7,425
      700  Old Republic International Corporation.............         8,181
      400  Penn Treaty American Corporation*..................         5,300
      200  Penn-America Group, Inc............................         1,606
      500  Progressive Corporation of Ohio....................        29,750
      300  Protective Life Corporation........................         6,600

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Insurance (continued)
      400  PXRE Group, Ltd....................................  $      5,625
      100  Reinsurance Group of America, Inc..................         1,706
    1,200  Reliance Group Holdings, Inc.......................         5,325
      600  ReliaStar Financial Corporation....................        16,763
      200  Risk Capital Holdings, Inc.*.......................         3,050
      300  RLI Corporation....................................         8,944
    1,000  SAFECO Corporation.................................        21,000
      300  SCPIE Holdings, Inc................................         9,469
    1,300  St. Paul Companies, Inc............................        29,088
      300  Superior National Insurance Group, Inc.*...........         1,069
      300  The PMI Group, Inc.................................        10,894
      900  Torchmark Corporation..............................        17,831
      200  Transatlantic Holdings, Inc........................        14,088
      400  Travelers Property Casualty Corporation,
             Class A..........................................        12,650
      300  Trenwick Group, Inc................................         3,956
      400  UICI*..............................................         3,500
      100  United Fire & Casualty Company.....................         2,000
      500  Unitrin, Inc.......................................        16,969
    1,357  UnumProvident Corporation..........................        18,150
                                                                ------------
                                                                   2,342,683
                                                                ------------

           International Oil - 2.2%
    4,200  Chevron Corporation................................       313,688
   22,520  Exxon Mobil Corporation............................     1,696,038
      700  Santa Fe International Corporation.................        20,081
    3,600  Texaco, Inc........................................       170,775
                                                                ------------
                                                                   2,200,582
                                                                ------------

           Liquor - 0.2%
    3,000  Anheuser-Busch Companies, Inc......................       192,375
      400  Beringer Wine Estates Holdings, Inc.*..............        14,425
      400  Brown-Forman Corporation, Class B..................        19,050
      200  Coors (Adolph) Company, Class B....................         8,775
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Liquor (continued)
      100  Genesee Corporation, Class B.......................  $      2,050
      100  Robert Mondavi Corporation, Class A*...............         3,663
                                                                ------------
                                                                     240,338
                                                                ------------

           Media - 4.1%
      600  Ackerley Group, Inc................................         7,688
      600  AMC Entertainment, Inc.............................         4,425
      900  American Tower Corporation, Class A................        44,325
    1,298  AMFM, Inc.*........................................        79,665
      400  Banta Corporation..................................         7,300
      600  Belo (A.H.) Corporation, Series A..................         7,725
      200  BHC Communications, Inc., Class A*.................        31,900
      800  Cablevision Systems Corporation, Class A*..........        51,350
      800  Carmike Cinemas, Inc., Class A*....................         6,250
    4,867  CBS Corporation*...................................       289,891
      300  Central Newspapers, Inc., Class A..................         8,569
      900  Charter Communications, Inc., Class A*.............        15,806
      203  Chris-Craft Industries, Inc.*......................        13,360
      200  Citadel Communications Corporation*................         6,775
    2,131  Clear Channel Communications, Inc.*................       141,978
      400  CNET, Inc.*........................................        26,750
    5,600  Comcast Corporation, Special Class A...............       238,000
    3,838  Cox Communications, Inc., Class A*.................       174,389
      800  Crown Castle International Corporation*............        25,800
      800  Cunningham Graphics International, Inc.*...........        17,600
      300  Cymer, Inc.*.......................................        16,463
   13,400  Disney (Walt) Company..............................       448,900

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Media (continued)
      900  Donnelley (R.R.) & Sons Company....................  $     17,213
      600  Dow Jones & Company, Inc...........................        37,425
      700  EchoStar Communications Corporation, Class A*......        79,800
      200  Efficient Networks, Inc.*..........................        32,250
      200  Emmis Communications Corporation, Class A*.........         7,300
      200  Entercom Communications Corporation*...............         8,413
      300  Express Scripts, Inc., Class A*....................        13,819
    1,000  Fox Entertainment Group, Inc., Class A*............        26,313
    1,900  Gannet Company, Inc................................       123,856
    1,100  Gray Communications System, Inc., Class B..........        14,506
      500  Harte-Hanks, Inc...................................        10,906
      300  Hispanic Broadcasting Corporation*.................        28,031
      900  Hollingher International, Inc......................        10,856
      300  Houghton Mifflin Company...........................        11,944
      400  IDG Books Worldwide, Inc., Class A*................         5,500
      100  ImageX.com, Inc.*..................................         2,413
    2,350  Infinity Broadcasting Corporation, Class A*........        75,053
      200  Intraware, Inc.*...................................        15,288
      300  Jones Intercable, Inc., Class A*...................        17,569
      500  Journal Register Company*..........................         6,875
      700  Knight-Ridder, Inc.................................        32,813
      100  Launch Media, Inc.*................................         1,950
      400  Lee Enterprises, Inc...............................         8,325
      800  Loews Cineplex Entertainment Corporation*..........         3,300
      500  Maxwell Technologies, Inc..........................         8,375
      300  McClatchy Company, Class A.........................        10,369
    1,200  McGraw-Hill Companies, Inc.........................        61,050
      200  Media General, Inc., Class A.......................        10,338
    1,000  Mediacom Communications Corporation, Class A*......        17,063
      200  Medialink Worldwide*...............................         2,550
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Media (continued)
    3,900  MediaOne Group, Inc.*..............................  $    306,150
      300  Meredith Corporation...............................         8,588
    1,300  Metro-Goldwyn-Mayer, Inc.*.........................        31,038
      100  N2H2, Inc.*........................................         1,938
    1,000  New York Times Company, Class A....................        42,250
      100  NewsEdge Corporation*..............................           656
      900  OnHealth Network Company*..........................         8,438
      400  Playboy Enterprises, Inc., Class B*................         8,825
      462  Price Communications Corporation*..................        11,030
      900  PRIMEDIA, Inc.*....................................        16,706
      300  Quipp, Inc.........................................         4,556
      700  Reader's Digest Association, Inc., Class A.........        24,063
      500  Scripps Company (E.W.), Class A....................        21,563
      100  Sinclair Broadcast Group, Inc., Class A*...........           950
      800  Source Information Management Company*.............        16,550
      100  Tag-It Pacific, Inc.*..............................           475
    8,300  Time Warner, Inc...................................       709,650
      500  Times Mirror Company, Class A......................        25,500
      200  TiVo, Inc.*........................................         6,713
    1,400  Tribune Company....................................        54,513
    1,200  TV Guide, Inc.*....................................        56,550
    2,000  USA Networks, Inc.*................................        44,875
      400  Valassis Communications, Inc.*.....................        11,075
    4,500  Viacom, Inc., Class B Non-Voting Shares*...........       250,875
      100  Washington Post Company, Class B...................        48,775
      300  Westwood One, Inc..................................        20,044
      800  Wiley (John) & Sons, Inc., Class A.................        11,400
      300  Xiox Corporation*..................................         8,025
      400  Ziff-Davis, Inc.*..................................         7,600
                                                                ------------
                                                                   4,125,743
                                                                ------------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Miscellaneous Finance - 5.7%
      110  1st Source Corporation.............................  $      2,255
      100  A.B. Watley Group, Inc.............................         1,650
      100  Acadiana Bancshares, Inc...........................         1,375
      300  Affilliated Managers Group, Inc.*..................        11,794
      300  Airlease, Ltd......................................         3,488
      200  Alexandria Real Estate Equities, Inc...............         6,113
    1,000  Alliance Capital Management Holding L.P............        37,438
      600  AMB Property Corporation...........................        12,113
      400  AMCORE Financial, Inc..............................         8,375
      200  American Bank of Connecticut.......................         4,000
    2,900  American Express Company...........................       389,144
      100  American Industrial Properties REIT................         1,075
      600  AmeriCredit Corporation*...........................         8,325
    1,000  Ameritrade Holding Corporation, Class A*...........        18,688
      500  Amli Residential Properties Trust..................        10,219
      100  AMRESCO Capital Trust, Inc.........................           925
      372  Apartment Investment & Management Company,
             Class A..........................................        13,764
      700  Archstone Communities Trust........................        13,694
      400  Arden Realty, Inc..................................         8,325
      300  ARM Financial Group, Inc., Class A.................            14
      100  ASB Financial Corporation..........................           894
    5,100  Associates First Capital Corporation, Class A......       101,363
      200  Astoria Financial Corporation......................         4,763
      400  Avalonbay Communities, Inc.........................        13,500
      550  Banco Santander Puerto Rico........................         7,150
      500  Bay View Capital Corporation.......................         4,375
      655  Bear Stearns Companies, Inc........................        25,709
      500  Bedford Property Investors, Inc....................         8,375
      298  Berkshire Hathaway, Inc., Class B*.................       429,120
      200  Bisys Group, Inc.*.................................        10,313
      700  Brandywine Realty Trust............................        11,200
      500  BRE Properties, Inc................................        11,813
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Miscellaneous Finance (continued)
      420  BT Financial Corporation...........................  $      7,350
    1,300  C.I.T. Group, Inc., Class A........................        18,200
      400  Cadiz, Inc.*.......................................         4,875
      400  Camden Property Trust..............................        10,725
    1,200  Capital One Financial Corporation..................        44,175
      600  CarrAmerica Realty Corporation.....................        12,750
      900  Cash America International, Inc....................        10,125
      300  Cathay Bancorp, Inc................................        12,900
      400  CBL & Associates Properties, Inc...................         8,950
      100  CCF Holding Company................................         1,275
      300  CenterPoint Properties Corporation.................        10,894
    1,153  Charter One Financial, Inc.........................        18,160
   21,950  Citigroup, Inc.....................................     1,134,541
      300  Citizens First Financial Corp......................         4,725
      200  Classic Bancshares, Inc............................         2,075
      700  Cohoes Bancorp, Inc................................         6,781
      500  Colonial Properties Trust..........................        12,469
      200  Columbia Financial of Kentucky, Inc................         2,850
      700  Commercial Federal Corporation.....................         9,056
      100  CompuCredit Corporation*...........................         3,300
      600  Countrywide Credit Industries, Inc.................        14,963
      300  Cousins Properties, Inc............................        10,650
      600  Crescent Real Estate Equities Company..............        10,238
      125  CVB Financial Corporation..........................         1,766
      845  Dime Bancorp, Inc..................................        10,298
      700  Donaldson, Lufkin & Jenrette, Inc..................        30,406
      300  Downey Financial Corporation.......................         5,906
    1,800  E*TRADE Group, Inc.*...............................        44,325
      300  Eaton Vance Corporation............................        12,431
      500  Edwards (A.G.), Inc................................        15,844
    1,500  Equity Office Properties Trust.....................        35,906
      777  Equity Residential Properties Trust................        31,031
      300  Farm Family Holdings, Inc.*........................        10,575

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Miscellaneous Finance (continued)
    4,400  Federal Home Loan Mortgage Corporation.............  $    183,700
    6,600  Fannie Mae.........................................       349,800
      500  Federated Investors, Inc., Class B.................        11,656
      200  FFD Financial Corporation..........................         2,075
      400  Financial Federal Corporation*.....................         6,850
      200  Financial Security Assurance Holdings, Ltd.........         9,000
      300  FINOVA Group, Inc..................................         8,588
      264  First Federal Bankshares, Inc......................         2,244
      100  First Financial Corporation/ Indiana...............         3,425
      300  First Northern Capital Corporation.................         3,731
      500  First Washington Realty Trust, Inc.................         9,844
      100  FirstCity Financial Corporation*...................           213
      300  Flagstar Bancorp, Inc..............................         3,863
      100  Flushing Financial Corporation.....................         1,400
      200  Fort Thomas Financial Corporation..................         2,850
    1,500  Franklin Resources, Inc............................        40,781
      500  Freedom Securities Corporation.....................         6,938
      200  G&L Realty Corporation.............................         1,775
      500  Gables Residential Trust...........................        11,000
      420  Glacier Bancorp, Inc...............................         5,565
      400  Glenborough Realty Trust...........................         5,975
      700  Golden State Bancorp, Inc.*........................         9,013
      900  Golden West Financial Corporation..................        25,650
      400  Goldman Sachs Group, Inc...........................        37,000
      400  Golf Trust of America, Inc.........................         7,350
      100  GraphOn Corporation*...............................         1,813
      200  Grove Property Trust...............................         2,550
      400  GS Financial Corporation...........................         4,250
      100  Guaranty Financial Corporation.....................           850
      400  Health Care REIT, Inc..............................         6,225
      418  Heller Financial, Inc..............................         7,864
      300  HF Financial Corporation...........................         2,813
      500  Highwoods Properties, Inc..........................        10,469
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Miscellaneous Finance (continued)
      100  HMN Financial, Inc.................................  $      1,119
      100  Home Bancorp.......................................         1,813
      600  Hospitality Properties Trust.......................        11,625
    2,900  Household International, Inc.......................        92,619
      700  HRPT Properties Trust..............................         5,600
      600  Innkeepers USA Trust...............................         4,725
      250  International Bancshares Corporation...............         9,672
      400  InterWest Bancorp, Inc.............................         7,000
      259  Investment Technology Group, Inc.*.................        10,036
      200  Investors Title Company............................         2,350
      300  ITLA Capital Corporation*..........................         3,431
      100  Jacksonville Bancorp, Inc..........................         1,325
      100  James River Bankshares, Inc........................         1,150
      400  Jefferies Group, Inc...............................         9,350
      300  John Nuveen Company, Class A.......................        10,350
      400  JP Realty, Inc.....................................         7,225
      300  Keystone Property Trust............................         3,769
      300  Kimco Realty Corporation...........................        10,331
      800  Klamath First Bancorp, Inc.........................         8,750
      600  Knight/Trimark Group, Inc., Class A*...............        28,125
      300  LabOne, Inc........................................         2,138
      400  Legg Mason, Inc....................................        15,700
      700  Lehman Brothers Holdings, Inc......................        50,750
      400  Leucadia National Corporation......................         8,550
      500  Liberty Financial Companies, Inc...................         9,656
      500  Liberty Property Trust.............................        11,344
      600  LTC Properties, Inc................................         3,525
      400  M.D.C. Holdings, Inc...............................         6,075
      100  Mack-Cali Realty Corporation.......................         2,375
      300  Mahaska Investment Company.........................         2,775
      800  Mail-Well, Inc.*...................................         6,950
      400  Manufactured Home Communities, Inc.................         9,150
      200  Matrix Bancorp, Inc.*..............................         2,125
    5,600  MBNA Corporation...................................       127,400
      300  MECH Financial, Inc................................         9,300
      900  Meditrust Corporation - Paired Stock...............         2,531

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Miscellaneous Finance (continued)
      600  Meristar Hospitality Corporation...................  $      9,563
    2,400  Merrill Lynch & Company, Inc.......................       246,000
      300  MessageMedia, Inc.*................................         4,200
      200  Midas, Inc.........................................         4,800
      200  Mississippi Valley Bancshares, Inc.................         4,713
      100  Morgan Keegan, Inc.................................         1,425
    7,200  Morgan Stanley Dean Witter & Company...............       507,150
      100  MSB Financial, Inc.................................           800
      200  National Golf Properties, Inc......................         4,313
      300  National Health Investors, Inc.....................         3,994
      300  New Century Financial Corporation*.................         2,700
      600  New Plan Excel Realty Trust........................         8,363
      300  NextCard, Inc.*....................................         6,788
      420  Northrim Bank......................................         2,993
      400  NVEST, L.P.........................................         6,625
      100  Oregon Trail Financial Corp........................           913
      300  Pacific Capital Bancorp............................         8,588
      800  Paine Webber Group, Inc............................        30,600
      300  Parkway Properties, Inc............................         8,888
      200  Penford Corporation................................         3,375
      300  Peoples Holding Company............................         7,875
      200  Philips International Realty Corp..................         3,238
      200  PHS Bancorp, Inc...................................         1,638
      300  PIMCO Advisors Holdings, L.P.......................        11,419
      200  PMC Commercial Trust, SBI..........................         2,150
      600  Point West Capital Corporation*....................         6,900
      700  Price (T. Rowe) Associates, Inc....................        23,056
    1,600  Prison Realty Corporation..........................         8,200
      810  ProLogis Trust.....................................        14,631
      900  Providian Financial Corporation....................        58,331
      200  PS Financial, Inc..................................         2,313
      686  Public Storage, Inc................................        15,135
      210  PVF Capital Corp...................................         2,074
      400  Raymond James Financial, Inc.......................         7,900
      400  Realty Income Corporation..........................         8,325
      600  Reckson Associates Realty Corporation..............        11,100
      600  Redwood Trust, Inc.*...............................         7,238
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Miscellaneous Finance (continued)
      700  Regency Realty Corporation.........................  $     13,256
      300  Resource Bancshares Mortgage Group, Inc............         1,106
      600  RFS Hotel Investors, Inc...........................         6,375
      605  Roslyn Bancorp, Inc................................         9,302
    5,500  Schwab (Charles) Corporation.......................       229,969
      500  Security Capital Group, Inc., Class B*.............         6,469
       70  Senior Housing Properties Trust....................           604
      300  Siebert Financial Corp.............................         4,613
      700  SierraCities.com, Inc.*............................        14,788
      900  SLM Holding Corporation............................        28,181
      300  Smith Charles E. Residential Realty, Inc...........        10,481
      100  SNB Bancshares, Inc................................         1,513
      100  Southern Banc Company, Inc.........................           813
      100  Southern Financial Bancorp, Inc....................         1,588
      330  Southwest Securities Group, Inc....................        15,139
    1,700  Sovereign Bancorp, Inc.............................        12,325
      500  Spieker Properties, Inc............................        20,063
    1,264  Starwood Financial, Inc............................        21,330
      300  Stewart Information Services Corporation...........         4,106
      300  Tarragon Realty Investors, Inc.....................         3,150
      600  Taubman Centers, Inc...............................         6,225
      500  TCF Financial Corporation..........................         9,906
      236  Transcontinental Realty Investors, Inc.............         2,832
      100  U.S. Trust Corporation.............................        13,850
      700  United Asset Management Corporation................        10,456
    1,000  United Dominion Realty Trust, Inc..................        10,000
      500  UnitedGlobalCom, Inc., Class A*....................        52,250
      500  Universal Health Realty Income Trust...............         7,594
      200  W Holding Company, Inc.............................         1,700
      300  Waddell & Reed Financial, Inc., Class A............         8,681
      200  Walden Residential Properties, Inc.................         4,613

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Miscellaneous Finance (continued)
      110  Washington Federal, Inc............................  $      1,684
    4,200  Washington Mutual, Inc.............................        92,925
      400  Washington Real Estate Investment Trust............         6,150
      300  Weingarten Realty Investors........................        11,250
      100  Wesley Jessen VisionCare, Inc.*....................         2,875
      800  Westfield America, Inc.............................        11,300
      300  Winfield Capital Corp.*............................         9,150
                                                                ------------
                                                                   5,766,619
                                                                ------------

           Miscellaneous - 1.3%
      100  @plan., Inc.*......................................         1,000
      100  1-800-FLOWERS.COM, Inc.*...........................           919
      200  3Dshopping.com*....................................         2,575
      400  Agilent Technologies, Inc.*........................        41,475
      300  Alteon Websystems, Inc.*...........................        26,925
      100  American National Can Group, Inc...................         1,000
      250  Avenue A, Inc.*....................................        18,000
      200  Be Free, Inc.*.....................................        18,075
      500  Be, Inc.*..........................................         7,375
      100  Bluestone Software, Inc.*..........................         7,788
      100  Braun Consulting, Inc.*............................         5,800
      100  Breakaway Solutions, Inc.*.........................        12,500
      400  Capitol Federal Financial..........................         3,825
      100  C-bridge Internet Solutions, Inc.*.................         5,263
      250  Choice One Communications, Inc.*...................        15,000
      100  Cobalt Group, Inc.*................................         1,200
      500  Commerce One, Inc.*................................       104,438
      800  Continuus Software Corporation*....................         7,850
      600  Corinthian Colleges, Inc.*.........................        10,725
      200  CVC, Inc.*.........................................         6,750
      100  CyBear, Inc.*......................................           888
      200  Data Return Corporation*...........................        12,825
      200  Digital Island, Inc.*..............................        23,225
      200  Ditech Communications Corporation*.................        21,850
      400  DSL.net, Inc.*.....................................        11,200
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Miscellaneous (continued)
      200  E.piphany, Inc.*...................................  $     43,975
      100  Educational Video Conferencing, Inc.*..............         3,100
      300  E-LOAN, Inc.*......................................         2,681
      400  eLoyalty Corporation*..............................        12,225
      300  E-Stamp Corporation*...............................         2,869
      300  Extreme Networks, Inc.*............................        33,375
      300  Fairchild Semiconductor International, Inc.,
             Class A*.........................................        11,325
      300  Finisar Corporation*...............................        42,375
      200  Gabelli Asset Management, Inc., Class A*...........         3,238
      100  garden.com, Inc.*..................................           750
      100  GlobalNet Financial.com, Inc.......................         4,338
      200  Informatica Corporation*...........................        34,300
      600  InfoSpace.com, Inc.*...............................       131,263
      100  InterCept Group, Inc.*.............................         2,425
      100  Internet America, Inc.*............................           938
      200  Internet Capital Group, Inc.*......................        21,150
      100  Interspeed, Inc.*..................................         3,613
      200  InterWorld Corporation*............................        10,850
      400  iXL Enterprises, Inc.*.............................        14,500
    2,100  John Hancock Financial Services, Inc.*.............        33,338
      200  Keynote Systems, Inc.*.............................        32,750
      100  Liquid Audio, Inc.*................................         2,550
      200  Mail.com, Inc.*....................................         3,000
      100  Media Metrix, Inc.*................................         3,513
      300  MicroFinancial, Inc................................         2,738
      300  National Information Consortium, Inc.*.............        15,713
      200  NaviSite, Inc.*....................................        37,700
      100  NetCreations, Inc.*................................         4,675
      100  Netgateway, Inc.*..................................           831
      300  Network Access Solutions Corporation*..............         9,150
      700  NetZero, Inc.*.....................................        16,450
    1,000  Neuberger Berman, Inc..............................        25,750
      100  Nucentrix Broadband Networks, Inc.*................         2,900
      200  On2.com, Inc.*.....................................         4,600

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Miscellaneous (continued)
      100  onlinetradinginc.com Corporation*..................  $        850
      600  Pactiv Corporation*................................         4,988
      200  Paradyne Networks, Inc.*...........................         8,950
      400  Phone.com, Inc.*...................................        55,850
      100  Promotions.com, Inc.*..............................         1,481
      100  Radio One, Inc.*...................................         6,575
      500  Sagent Technology, Inc.*...........................         8,719
      100  Security of Pennsylvania Financial Corp............           925
      300  Silicon Image, Inc.*...............................        29,400
      700  Smith-Gardner & Associates, Inc.*..................        12,556
      200  South Jersey Financial Corporation, Inc............         3,150
      800  TD Waterhouse Group, Inc.*.........................        14,650
      100  Tenneco Automotive, Inc............................           738
      442  Too, Inc.*.........................................        10,608
      100  TriZetto Group, Inc.*..............................         8,150
      126  Tumbleweed Communications Corporation*.............         9,576
      100  U.S. Interactive, Inc.*............................         4,550
      600  United Parcel Service, Inc., Class B...............        32,775
      100  US SEARCH.com, Inc.*...............................           456
      700  Valley Media, Inc.*................................         4,200
      100  Viador, Inc.*......................................         2,675
      500  Vicinity Corporation*..............................        20,250
      400  Vitria Technology, Inc.*...........................        75,450
      100  Web Street, Inc.*..................................           656
      200  Webvan Group, Inc.*................................         2,275
      400  Williams Communications Group, Inc.*...............        17,800
      100  Wit Capital Group, Inc.*...........................         1,619
      300  Women.com Networks, Inc.*..........................         2,981
                                                                ------------
                                                                   1,286,272
                                                                ------------
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------

           Motor Vehicles - 1.1%
      400  A.S.V., Inc.*......................................  $      5,225
      200  Autoweb.com, Inc.*.................................         1,200
      300  Borg-Warner Automotive, Inc........................         9,600
      400  CSK Auto Corporation*..............................         4,600
      300  Cummins Engine Company, Inc........................         9,994
    1,100  Dana Corporation...................................        23,444
    3,276  Delphi Automotive Systems Corporation..............        54,668
      500  Donaldson Company, Inc.............................        11,375
      500  Eaton Corporation..................................        37,469
      400  Federal-Mogul Corporation..........................         5,450
      400  Fleetwood Enterprises, Inc.........................         6,175
    7,700  Ford Motor Company.................................       320,513
    4,100  General Motors Corporation.........................       311,856
      900  General Motors Corporation, Class H................       108,450
      200  Gentek, Inc........................................         2,700
    1,100  Genuine Parts Company..............................        24,819
      900  Harley-Davidson, Inc...............................        61,313
    2,600  Hertz Technology Group, Inc.*......................        17,875
      100  Keystone Automotive Industries, Inc.*..............           531
      400  Lear Corporation*..................................         8,450
      500  Meritor Automotive, Inc............................         7,000
      400  Navistar International Corporation.................        13,100
      200  Noble International, Ltd.*.........................         2,800
      600  O'Reilly Automotive, Inc.*.........................         8,400
      300  Oshkosh Truck Corporation..........................         7,950
      600  Rush Enterprises, Inc.*............................         4,800
      700  Sonic Automotive, Inc.*............................         5,994
      200  SPX Corporation....................................        17,413
      300  Stoneridge, Inc.*..................................         3,188
      400  Superior Industries International, Inc.............         9,550
      200  Thor Industries, Inc...............................         5,113
      500  United Rentals (North America), Inc.*..............         7,813
      400  Winnebago Industries, Inc..........................         8,550

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Motor Vehicles (continued)
      400  Wynns International, Inc...........................  $      5,325
                                                                ------------
                                                                   1,132,703
                                                                ------------

           Non-Durable & Entertainment - 0.8%
      300  Action Performance Companies, Inc.*................         2,719
      500  American Greetings Corporation, Class A............         8,625
      300  Applebee's International, Inc......................         8,447
      300  Ark Restaurants Corp.*.............................         2,231
      500  Ascent Entertainment Group, Inc.*..................         7,594
      200  barnesandnoble.com, inc.*..........................         1,600
      200  Boston Celtics, LP*................................         1,988
      200  Bowl America, Inc., Class A........................         1,475
      200  Brass Eagle, Inc.*.................................         1,225
      700  Brinker International, Inc.*.......................        15,225
      100  Canterbury Park Holding Corporation*...............           738
      100  Catalina Marketing Corporation*....................         8,513
      800  CBRL Group, Inc....................................         7,400
      200  CDNOW, Inc.*.......................................         1,600
      450  CEC Entertainment, Inc.*...........................        10,238
      400  Cedar Fair, L.P....................................         7,375
      300  Churchill Downs, Inc...............................         6,656
      600  CKE Restaurants, Inc...............................         3,825
      200  Cooker Restaurant Corporation......................           550
      700  Darden Restaurants, Inc............................         9,231
      600  Dave & Buster's, Inc.*.............................         3,863
      400  Diedrich Coffee, Inc.*.............................         1,500
      100  Dixon Ticonderoga Company*.........................           500
      500  Dover Downs Entertainment, Inc.....................         7,094
      400  Electronic Arts, Inc.*.............................        40,000
      100  Factory 2-U Stores, Inc.*..........................         2,425
      300  Fastenal Company...................................        13,256
    1,200  Fortune Brands, Inc................................        26,250
      450  Fossil, Inc.*......................................        10,209
      500  Frisch's Restaurants, Inc..........................         4,875
      500  Funco, Inc.*.......................................         5,375
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Non-Durable & Entertainment (continued)
      400  Harcourt General, Inc..............................  $     13,775
    1,550  Hasbro, Inc........................................        24,413
      500  Hollywood.com, Inc.*...............................         7,750
      300  Huffy Corporation..................................         1,763
      200  Il Fornaio (America) Corporation*..................         1,950
      600  International Game Technology......................        10,688
      212  International Speedway Corporation, Class A........         9,381
      500  Jack in the Box, Inc.*.............................        10,031
      200  Jostens, Inc.......................................         4,813
      300  Kreisler Manufacturing Corporation*................         1,228
      400  Lancaster Colony Corporation.......................        11,900
      184  Learn2.com, Inc.*..................................         1,121
      600  Luby's, Inc........................................         6,263
    3,180  Mattel, Inc........................................        30,608
    8,700  McDonald's Corporation.............................       274,594
      500  Moore Medical Corp.*...............................         5,375
      200  Movado Group, Inc..................................         3,600
      400  MP3.com, Inc.*.....................................         6,900
      500  Outback Steakhouse, Inc.*..........................        13,063
      400  Piccadilly Cafeterias, Inc.........................         1,200
      100  RARE Hospitality International, Inc.*..............         1,888
      400  Richton International Corporation*.................         6,250
      100  Riviana Foods, Inc.................................         1,663
      600  Ruby Tuesday, Inc..................................        10,163
      200  SCP Pool Corporation*..............................         4,963
    2,200  Service Corporation International..................         8,113
      500  Sotheby's Holdings, Inc., Class A..................         9,844
      100  Star Buffet, Inc.*.................................           331
    1,600  Starbucks Corporation*.............................        56,200
      900  Stewart Enterprises, Inc., Class A.................         3,825
      100  The First Years, Inc...............................           813
      100  The North Face, Inc.*..............................           500
    1,200  Tricon Global Restaurants, Inc.*...................        31,950
      600  Tupperware Corporation.............................        10,313

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Non-Durable & Entertainment (continued)
      700  Wendy's International, Inc.........................  $     11,025
                                                                ------------
                                                                     820,859
                                                                ------------

           Non-Ferrous Metals - 0.3%
    2,300  Alcoa, Inc.........................................       157,550
      100  Brush Wellman, Inc.................................         1,675
      100  Chase Industries, Inc.*............................           894
      200  Commercial Metals Company..........................         5,525
      300  Commonwealth Industries, Inc.......................         2,869
      700  Engelhard Corporation..............................         9,538
      900  Freeport-McMoRan Copper & Gold, Inc., Class B*.....        12,375
      700  Howmet International, Inc.*........................        12,819
      300  Mueller Industries, Inc.*..........................         8,588
      420  Phelps Dodge Corporation...........................        19,793
      450  Reliance Steel & Aluminum Co.......................         8,719
      400  Reynolds Metals Company............................        25,400
      500  Southern Peru Copper Corp..........................         7,625
      400  Stillwater Mining Company*.........................        14,850
      100  United Park City Mines Company*....................         2,475
      300  Wolverine Tube, Inc................................         3,881
                                                                ------------
                                                                     294,576
                                                                ------------

           Optical & Photo - 0.5%
      300  C-Cube Microsystems, Inc.*.........................        27,975
    1,783  Corning, Inc.......................................       335,204
      200  CPI Corporation....................................         4,925
    2,100  Eastman Kodak Company..............................       120,356
      400  Imation Corporation*...............................        12,375
      400  Ingram Micro, Inc., Class A*.......................         4,325
      400  Meade Instruments Corporation*.....................         9,450
      200  Photronics, Inc.*..................................         8,513
                                                                ------------
                                                                     523,123
                                                                ------------
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------

           Paper & Forest Products - 0.7%
      400  Boise Cascade Corporation..........................  $     11,925
      300  Bowater, Inc.......................................        14,756
      300  Caraustar Industries, Inc..........................         4,988
      600  Champion International Corporation.................        31,050
      300  Chesapeake Corporation.............................         6,656
      700  Consolidated Papers, Inc...........................        26,556
      200  CSS Industries, Inc.*..............................         3,813
      800  EarthShell Corporation*............................         4,850
      600  FiberMark, Inc.*...................................         6,563
    1,200  Fort James Corporation.............................        22,575
      500  Georgia-Pacific Corporation (Timber Group).........        11,031
    1,200  Georgia-Pacific Group..............................        41,625
    2,597  International Paper Company........................        95,602
    3,574  Kimberly-Clark Corporation.........................       184,731
      600  Longview Fibre Company.............................         8,175
      800  Lydall, Inc.*......................................         5,650
      800  Mead Corporation...................................        23,950
      400  Pentair, Inc.......................................        13,750
      200  Potlatch Corporation...............................         7,600
      100  Rayonier, Inc......................................         3,975
    1,200  Smurfit-Stone Container Corporation*...............        16,350
      300  Temple-Inland, Inc.................................        15,338
      400  The St. Joe Company................................         9,675
      800  Westvaco Corporation...............................        22,050
    1,500  Weyerhaeuser Company...............................        76,969
      800  Willamette Industries, Inc.........................        27,150
                                                                ------------
                                                                     697,353
                                                                ------------

           Producer Goods - 4.6%
      600  Actrade International, Ltd.*.......................         9,525
      408  Albany International Corporation, Class A..........         5,916
      400  American Standard Companies, Inc.*.................        13,950
      400  AMETEK, Inc........................................         6,775
      500  Applied Industrial Technologies, Inc...............         9,063

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Producer Goods (continued)
      400  Applied Micro Circuits Corporation*................  $    110,025
      300  Applied Power, Inc., Class A.......................         7,256
      400  Astec Industries, Inc..............................        10,650
      100  Ault, Inc.*........................................         1,000
      700  Avery Dennison Corporation.........................        42,481
      500  Baldor Electric Company............................         8,094
      400  Blyth Industries, Inc.*............................         8,975
      200  Briggs & Stratton Corporation......................         6,688
      300  Butler Manufacturing Company.......................         7,594
    2,200  Caterpillar, Inc...................................        77,138
      300  Chicago Rivet & Machine Co.........................         6,450
      500  Comfort Systems USA, Inc.*.........................         3,938
      200  Commercial Intertech Corp..........................         3,600
      600  Cooper Industries, Inc.............................        18,150
      300  Curtiss-Wright Corporation.........................        11,100
      100  Daisytek International Corporation*................         2,294
    1,400  Deere & Company....................................        50,050
      150  Diamond Technology Partners, Inc.*.................        10,256
      300  DII Group, Inc.*...................................        29,006
    1,200  Dover Corporation..................................        46,275
      600  DT Industries, Inc.................................         7,725
      450  Eastern Company (The)..............................         6,778
    2,700  Emerson Electric Company...........................       123,019
      500  Federal Signal Corporation.........................         7,469
      500  Fisher Scientific International, Inc.*.............        21,750
      500  Flowserve Corporation..............................         5,750
      200  FMC Corporation....................................         9,663
      200  Franklin Electric Company, Inc.....................        13,325
   21,400  General Electric Company...........................     2,828,813
      500  Grainger (W.W.), Inc...............................        21,406
      300  Hanover Compressor Company*........................        14,081
      400  Harsco Corporation.................................         9,925
      500  HON INDUSTRIES, Inc................................         9,219
    5,175  Honeywell International, Inc.......................       249,047
      500  Hubbell, Inc., Class B.............................        12,156
      300  IDEX Corporation...................................         7,425
    2,123  Illinois Tool Works, Inc...........................       109,733
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Producer Goods (continued)
    1,000  Ingersoll-Rand Company.............................  $     38,313
      300  Invivo Corporation.................................         3,488
      500  Jabil Circuit, Inc.*...............................        34,719
      700  JLG Industries, Inc................................         6,300
      500  Johnson Controls, Inc..............................        26,688
      400  Kaydon Corporation.................................         9,200
      400  Kennametal, Inc....................................         9,300
      200  Lancer Corporation - Texas*........................           950
      400  Lanier Worldwide, Inc.*............................         1,125
      300  Lattice Semiconductor Corporation*.................        21,075
      100  Libbey, Inc........................................         2,688
      400  Lone Star Technologies, Inc.*......................        15,000
      400  MagneTek, Inc.*....................................         3,450
      250  Manitowoc Company, Inc.............................         6,734
      800  Masco Tech, Inc....................................        11,200
      300  MasTec, Inc.*......................................        17,288
      200  Material Sciences Corporation*.....................         2,888
      400  Micrel, Inc.*......................................        46,100
      500  Milacron, Inc......................................         6,938
      500  Miller (Herman), Inc...............................        10,250
      300  Millipore Corporation..............................        16,031
      100  Misonix, Inc.*.....................................           763
      100  NACCO Industries, Inc..............................         4,344
      200  Nordson Corporation................................         7,750
      200  Norstan, Inc.*.....................................         1,413
      300  Nortek, Inc.*......................................         6,563
      600  Oceaneering International, Inc.*...................        11,400
      700  Pall Corporation...................................        13,825
      200  Pameco Corporation*................................           725
      700  Parker-Hannifin Corporation........................        25,375
      500  Park-Ohio Holdings Corporation*....................         4,188
      400  Penn Engineering & Manufacturing Corporation.......         9,550
      300  Plug Power, Inc.*..................................        35,231
      500  Primex Technologies, Inc...........................        10,500
      300  Rare Medium Group, Inc.*...........................        18,000
      300  Roper Industries, Inc..............................         8,175
      200  Safeguard Scientifics, Inc.*.......................        34,988
      400  Sanmina Corporation*...............................        46,825

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Producer Goods (continued)
      400  Scott Technologies, Inc.*..........................  $      7,700
      200  Sensar Corporation*................................         7,788
      400  Standex International Corporation..................         6,325
      100  Steelcase, Inc.....................................         1,225
      300  Strattec Security Corporation*.....................         9,975
      300  Tech/Ops Sevcon, Inc...............................         3,413
      200  Tecumseh Products Company, Class A.................         8,625
      200  Teleflex, Inc......................................         5,650
      100  Tennant Company....................................         3,200
      900  Thermo Instrument Systems, Inc.*...................        14,456
      300  Thermo Sentron, Inc.*..............................         4,500
      300  Timken Company.....................................         4,294
      300  Trinity Industries, Inc............................         6,638
      100  Twin Disc, Inc.....................................         1,725
      800  U.S. Industries, Inc...............................         9,150
      100  U.S.A. Floral Products, Inc.*......................           169
      400  UCAR International, Inc.*..........................         6,100
      800  Valhi, Inc.........................................         8,900
      400  Valmont Industries, Inc............................         6,050
      200  Watsco, Inc., Class A*.............................         1,675
      300  YORK International Corporation.....................         5,438
      200  Zebra Technologies Corporation, Class A*...........        13,313
                                                                ------------
                                                                   4,629,182
                                                                ------------

           Railroad & Shipping - 0.3%
      200  Alexander & Baldwin, Inc...........................         4,094
    2,700  Burlington Northern Santa Fe Corporation...........        53,156
    1,200  CSX Corporation....................................        26,625
      300  Florida East Coast Industries, Inc.................        12,225
      500  GATX Corporation...................................        15,563
      100  Genesee & Wyoming, Inc., Class A*..................         1,269
      200  Greenbrier Companies, Inc..........................         1,650
      100  International Shipholding Corporation..............           956
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Railroad & Shipping (continued)
      700  Kansas City Southern Industries, Inc...............  $     55,125
      100  Newport News Shipbuilding, Inc.....................         2,831
    2,200  Norfolk Southern Corporation.......................        29,838
      600  Transport Corporation of America, Inc.*............         4,200
      300  Transportation Technologies Industries, Inc.*......         6,375
    1,500  Union Pacific Corporation..........................        57,000
      400  Westinghouse Air Brake Company.....................         3,800
      500  Wisconsin Central Transportation Corporation*......         6,188
                                                                ------------
                                                                     280,895
                                                                ------------

           Real Property - 0.2%
      100  American Retirement Corporation*...................           825
      100  Avatar Holdings, Inc.*.............................         1,688
      300  Boston Properties, Inc.............................         9,094
      900  Burnham Pacific Properties, Inc....................         8,944
      900  Catellus Development Corporation*..................        11,081
      500  CB Richard Ellis Services, Inc.*...................         5,188
      100  Center Trust, Inc..................................           763
      700  Cornerstone Properties, Inc........................        11,813
      776  Duke-Weeks Realty Investments, Inc.................        14,259
      600  Fairfield Communities, Inc.*.......................         5,288
      800  FelCor Lodging Trust, Inc..........................        13,700
      300  Forest City Enterprises, Inc., Class A.............         8,175
      400  General Growth Properties, Inc.....................        11,575
      100  HomeServices.Com, Inc.*............................         1,363
      500  HomeStore.com, Inc.*...............................        34,156
      400  JDN Realty Corporation.............................         4,300
      400  Kilroy Realty Corporation..........................         8,550
      500  Mid-Atlantic Realty Trust..........................         4,750
      300  Newhall Land & Farming Company.....................         8,456
      300  Post Properties, Inc...............................        11,288

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Real Property (continued)
      500  Rouse Company......................................  $     10,938
      500  Saul Centers, Inc..................................         7,156
      900  Simon Property Group, Inc..........................        21,150
      973  Starwood Hotels & Resorts Worldwide, Inc...........        21,832
      400  Trammell Crow Company*.............................         4,800
      400  Vornado Realty Trust...............................        12,225
                                                                ------------
                                                                     253,357
                                                                ------------

           Retail - 5.0%
      133  99 Cents Only Stores*..............................         3,333
      100  A.C. Moore Arts & Crafts, Inc.*....................           550
    2,608  Albertsons, Inc....................................        63,896
      100  Alloy Online, Inc.*................................         1,950
    2,200  Amazon.com, Inc.*..................................       151,525
      400  American Eagle Outfitters, Inc.*...................        10,200
      300  Ames Department Stores, Inc.*......................         4,238
      200  Ashford.com, Inc.*.................................         1,525
    1,200  AutoZone, Inc.*....................................        29,475
      400  Barnes & Noble, Inc.*..............................         6,900
    1,200  Bed Bath & Beyond, Inc.*...........................        34,050
    1,300  Best Buy Company, Inc.*............................        70,688
      500  BJ's Wholesale Club, Inc.*.........................        15,500
      500  Blair Corporation..................................         8,688
      200  Blue Rhino Corporation*............................         2,625
      600  Burlington Coat Factory Warehouse Corporation......         6,863
      700  Casey's General Stores, Inc........................         5,863
    4,400  Cendant Corporation................................        78,375
      700  Central Garden & Pet Company*......................         6,738
      300  CHS Electronics, Inc.*.............................           263
    1,200  Circuit City Stores, Inc...........................        48,450
      200  CompUSA, Inc.*.....................................         2,000
      800  Consolidated Stores Corporation*...................         9,000
    2,800  Costco Companies, Inc.*............................       138,950
      100  Cost-U-Less, Inc.*.................................           344
    2,400  CVS Corporation....................................        84,000
    1,100  Delhaize America, Inc..............................        18,425
      700  Dillard's, Inc., Class A...........................        12,163
    1,525  Dollar General Corporation.........................        31,930
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Retail (continued)
      500  Dollar Tree Stores, Inc.*..........................  $     19,406
      300  Drugstore.com, Inc.*...............................         5,700
      200  Egghead.com, Inc.*.................................         1,838
      400  Enesco Group, Inc..................................         2,900
      700  eToys, Inc.*.......................................         9,844
    1,100  Family Dollar Stores, Inc..........................        19,113
    1,500  Federated Department Stores, Inc.*.................        55,031
      200  Fogdog, Inc.*......................................         1,838
    5,550  Gap, Inc...........................................       268,134
      400  Gardenburger, Inc.*................................         2,250
      400  Great Atlantic & Pacific Tea Company, Inc..........         9,375
      500  Guitar Center, Inc.*...............................         4,625
      300  Hannaford Brothers Company.........................        21,375
   15,050  Home Depot, Inc....................................       870,078
      200  Hot Topic, Inc.*...................................         3,400
      150  InterTAN, Inc.*....................................         1,341
    1,775  Intimate Brands, Inc...............................        58,020
      100  iTurf, Inc., Class A*..............................         1,100
    3,600  Kmart Corporation*.................................        31,725
    1,000  Kohl's Corporation*................................        75,813
    5,100  Kroger Company.....................................        75,863
    1,500  Limited, Inc.......................................        51,000
      500  Longs Drug Stores, Inc.............................         9,281
    2,364  Lowe's Companies, Inc..............................       112,586
    2,050  May Department Stores Company......................        53,684
      400  Michaels Stores, Inc.*.............................        10,850
      400  Neiman Marcus Group, Inc., Class A.................         8,525
    1,100  Nordstrom, Inc.....................................        23,444
    2,600  Office Depot, Inc.*................................        31,688
    1,100  OfficeMax, Inc.*...................................         7,769
      200  Payless ShoeSource, Inc.*..........................         7,900
    1,967  Penney (J.C.) Company..............................        30,980
      300  PriceSmart, Inc.*..................................        12,450
    2,200  Rite Aid Corporation...............................        15,125
      700  Ross Stores, Inc...................................        10,150
      100  RoweCom, Inc.*.....................................         2,513
    3,300  Safeway, Inc.*.....................................       127,256

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Retail (continued)
    1,000  Saks, Inc.*........................................  $     11,500
      400  School Specialty, Inc.*............................         6,900
    2,300  Sears, Roebuck & Company...........................        63,394
      300  Shop At Home, Inc.*................................         3,300
      300  Stamps.com, Inc.*..................................         8,494
    2,900  Staples, Inc.*.....................................        78,300
      700  Sunglass Hut International, Inc.*..................         5,994
      700  Systemax, Inc.*....................................         6,913
    1,200  Tandy Corporation..................................        45,675
    2,800  Target Corporation.................................       165,200
      600  Tiffany & Company..................................        38,513
    1,800  TJX Companies, Inc.................................        28,688
    1,600  Toys R US, Inc.*...................................        19,800
      500  UniFirst Corporation...............................         5,031
      700  Value America, Inc.*...............................         2,888
      800  Venator Group, Inc.*...............................         4,550
    6,500  Walgreen Company...................................       167,781
   29,000  Wal-Mart Stores, Inc...............................     1,411,938
      300  Weis Markets, Inc..................................        12,694
      200  West Marine, Inc.*.................................         1,725
      450  Whitehall Jewellers, Inc.*.........................         8,803
      300  Williams-Sonoma, Inc.*.............................         9,281
    1,000  Winn-Dixie Stores, Inc.............................        16,125
      400  Zale Corporation*..................................        15,050
      100  Zany Brainy, Inc.*.................................           581
                                                                ------------
                                                                   5,041,595
                                                                ------------

           Steel - 0.1%
      700  AK Steel Holding Corporation.......................         5,819
    1,150  Allegheny Technologies, Inc........................        19,478
      200  Ampco-Pittsburgh Corporation.......................         2,425
      300  Carpenter Technology Corporation...................         6,675
      300  Gibraltar Steel Corporation*.......................         5,063
      600  Intermet Corporation...............................         6,750
      300  Northwest Pipe Company*............................         3,975
      500  Nucor Corporation..................................        24,844
      500  Oregon Steel Mills, Inc............................         2,063
      500  Ryerson Tull, Inc..................................         6,625
      100  Steel Dynamics, Inc.*..............................         1,538
      400  USX-U.S. Steel Group...............................         8,750
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Steel (continued)
      200  WHX Corporation*...................................  $      1,625
      900  Worthington Industries, Inc........................        11,925
                                                                ------------
                                                                     107,555
                                                                ------------

           Telephone - 7.0%
      400  ADTRAN, Inc.*......................................        29,425
      200  Aerial Communications, Inc.*.......................        11,988
      600  Allegiance Telecom, Inc.*..........................        59,325
    2,001  ALLTEL Corporation.................................       116,058
   20,792  AT&T Corporation...................................     1,027,905
      241  AT&T Corporation - Liberty Media Group,
             Class A*.........................................        12,592
      100  autobytel.com, inc.*...............................         1,069
   10,000  Bell Atlantic Corporation..........................       489,375
   12,300  BellSouth Corporation..............................       501,225
    1,239  Broadwing, Inc.*...................................        36,783
      900  CellStar Corporation*..............................         8,634
      900  Centennial Cellular Corporation, Class A*..........        21,853
      800  CenturyTel, Inc....................................        26,900
      300  Commonwealth Telephone Enterprises, Inc............        13,088
      600  COMSAT Corporation.................................        10,088
      200  Convergent Communications, Inc.*...................         1,888
      300  Copper Mountain Networks, Inc.*....................        26,081
      600  Covad Communications Group, Inc.*..................        54,150
      200  Davel Communications, Inc.*........................         1,050
      700  Electric Lightwave, Inc., Class A*.................        15,925
      100  Exactis.com, Inc.*.................................         2,650
    1,000  Exodus Communications, Inc.*.......................       142,375
      600  Focal Communications Corporation*..................        31,688
    1,100  Global TeleSystems Group, Inc.*....................        27,500
      200  Globix Corporation*................................        10,488
    6,300  GTE Corporation....................................       371,700
      100  Hector Communications Corporation*.................         1,500
      300  Illuminet Holdings, Inc.*..........................        22,200

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Telephone (continued)
      300  Inet Technologies, Inc.*...........................  $     13,013
      600  Inter-Tel, Inc.....................................        23,550
      400  InterDigital Communications Corporation*...........        12,775
      500  Intermedia Communications, Inc.*...................        31,656
      400  ITC DeltaCom, Inc.*................................        15,175
      200  ITXC Corporation*..................................        16,400
      300  IXnet, Inc.*.......................................        15,975
      200  Leap Wireless International, Inc.*.................        17,538
    2,200  Level 3 Communications, Inc.*......................       250,525
   18,384  MCI Worldcom, Inc.*................................       820,386
    1,100  McLeodUSA, Inc., Class A*..........................        96,800
      100  Net2Phone, Inc.*...................................         5,788
      600  Next Level Communications, Inc.*...................        80,700
      600  NEXTLINK Communications, Inc., Class A*............        66,113
      100  NorthEast Optic Network, Inc.*.....................        11,225
      800  NorthPoint Communications Group, Inc.*.............        18,150
      781  NTL, Inc.*.........................................        71,462
      700  Pacific Gateway Exchange, Inc.*....................        14,175
      500  PairGain Technologies, Inc.*.......................         8,938
      100  Pegasus Communications Corporation*................        12,400
      300  Pinnacle Holdings, Inc.*...........................        17,550
      200  Powertel, Inc.*....................................        18,725
    4,900  Qwest Communications International, Inc.*..........       227,238
      500  RCN Corporation*...................................        29,938
      500  Rhythms NetConnections, Inc.*......................        17,844
   22,191  SBC Communications, Inc............................       843,258
    5,600  Sprint Corporation.................................       341,600
    5,600  Sprint Corporation (PCS Group)*....................       289,800
      900  Talk.com, Inc.*....................................        15,188
      400  Telephone & Data Systems, Inc......................        42,200
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Telephone (continued)
      200  Time Warner Telecom, Inc., Class A*................  $     15,400
      600  Tritel, Inc.*......................................        19,050
      400  Triton PCS Holdings, Inc., Class A*................        24,000
      500  United States Cellular Corporation*................        33,469
    3,300  US West, Inc.......................................       239,663
      400  Vari-L Company, Inc.*..............................        10,775
      300  Viatel, Inc.*......................................        16,894
    1,005  VoiceStream Wireless Corporation*..................       141,144
      400  WinStar Communications, Inc.*......................        30,950
      900  World Access, Inc.*................................        17,100
                                                                ------------
                                                                   7,070,033
                                                                ------------

           Tires & Rubber - 0.1%
      200  American Biltrite, Inc.............................         2,850
      300  Bandag, Inc........................................         7,050
      100  Carlisle Companies, Inc............................         3,313
      900  Cooper Tire & Rubber Company.......................         9,731
      759  Danaher Corporation................................        30,977
      800  Goodyear Tire & Rubber Company.....................        18,150
      300  Sterile Recoveries, Inc.*..........................         1,538
                                                                ------------
                                                                      73,609
                                                                ------------

           Tobacco - 0.4%
      100  800-JR Cigar, Inc.*................................           938
      105  Brooke Group, Ltd..................................         1,391
    2,500  Nabisco Group Holdings Corp........................        21,563
   15,100  Philip Morris Companies, Inc.......................       302,944
    1,132  RJ Reynolds Tobacco Holdings, Inc..................        20,376
      300  Schweitzer-Maudit International, Inc...............         4,088
      400  Universal Corporation..............................         6,550
      900  UST, Inc...........................................        17,381
                                                                ------------
                                                                     375,231
                                                                ------------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Travel & Recreation - 0.5%
      100  American Classic Voyages Company...................  $      2,375
      200  Anchor Gaming Company*.............................         8,325
      500  Avis Rent A Car, Inc.*.............................         7,281
      700  Brunswick Corporation..............................        12,381
    3,900  Carnival Corporation...............................       112,369
      400  Central Parking Corporation........................         5,925
    1,100  Choice Hotels International, Inc.*.................        18,288
      300  Dollar Thrifty Automotive Group, Inc.*.............         3,938
      100  Ellett Brothers, Inc...............................           719
      200  Expedia, Inc., Class A*............................         4,000
      800  Extended Stay America, Inc.*.......................         5,200
      600  Harrah's Entertainment, Inc.*......................        11,475
      100  Hertz Corporation, Class A.........................         3,581
    3,365  Hilton Hotels Corporation..........................        23,555
    1,600  Host Marriott Corporation..........................        14,200
      100  K2, Inc.*..........................................           706
      300  Lodgian, Inc.......................................         1,200
      700  Mandalay Resort Group*.............................         9,844
    1,400  Marriott International, Inc., Class A..............        38,588
      600  MGM Grand, Inc.*...................................        11,925
    1,000  Mirage Resorts, Inc.*..............................        15,875
    1,600  Park Place Entertainment Corporation*..............        18,100
      700  Pinnacle Entertainment, Inc........................        12,075
      600  Prime Hospitality Corporation*.....................         5,100
      300  Quokka Sports, Inc.*...............................         3,788
      200  Rawlings Sporting Goods Company, Inc.*.............         1,200
      100  Rent-Way, Inc.*....................................         1,700
      200  ResortQuest International, Inc.*...................         1,000
    1,000  Royal Caribbean Cruises, Ltd.......................        35,375
      450  SFX Entertainment, Inc., Class A*..................        17,325
      800  Sodexho Marriott Services, Inc.....................         8,900
    1,100  Speedway Motorsports, Inc.*........................        33,688
                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
           Travel & Recreation (continued)
      500  Station Casinos, Inc.*.............................  $      9,813
      500  Travel Services International, Inc.*...............        12,844
      400  Trendwest Resorts, Inc.*...........................         9,750
                                                                ------------
                                                                     482,408
                                                                ------------

           Trucking & Freight - 0.1%
      400  Boyd Bros. Transportation, Inc.*...................         2,225
      300  C.H. Robinson Worldwide, Inc.......................        15,300
      400  Circle International Group, Inc....................         9,775
      400  CNF Transportation, Inc............................        12,825
      400  Consolidated Freightways Corporation*..............         2,650
      500  Covenant Transport, Inc., Class A*.................         5,750
      100  Expeditors International of Washington, Inc........         3,775
      150  Forward Air Corporation*...........................         3,450
      200  Knight Transportation, Inc.*.......................         3,275
      200  Marten Transport, Ltd.*............................         2,894
      100  Old Dominion Freight Line, Inc.*...................         1,225
      400  PACCAR, Inc........................................        17,225
      100  RailWorks Corporation*.............................           975
      600  Roadway Express, Inc...............................        12,375
      700  Rollins Truck Leasing Corporation..................         5,863
      900  Ryder System, Inc..................................        16,763
      400  Shurgard Storage Centers, Inc., Class A............         9,450
      450  Swift Transportation Company, Inc.*................         6,666
      300  USFreightways Corporation..........................         9,975
      200  Wabash National Corporation........................         2,800
                                                                ------------
                                                                     145,236
                                                                ------------
           TOTAL COMMON STOCKS
             (Cost $90,597,040)...............................   101,131,412
                                                                ------------

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO                            FEBRUARY 29, 2000
   STATEMENT OF INVESTMENTS - (Continued)                         (UNAUDITED)

                                                                   Value
 Shares                                                           (Note 1)
 ------                                                           --------
PREFERRED STOCK - 0.0%***
    1,700  Loral Space & Communications, Ltd., Convertible,
             6.000%, 11/01/06.................................  $     25,606
                                                                ------------

2,220,648  TOTAL PREFERRED STOCK
             (Cost $32,945)...................................        25,606
                                                                ------------

TOTAL INVESTMENTS
  (Cost $90,629,993**)............................  100.3%   101,157,018
OTHER ASSETS AND LIABILITIES
  (Net)...........................................  (0.3%)      (283,901)
                                                    ------   -----------
NET ASSETS........................................  100.0%   $100,873,117
                                                    ======   ===========

--------------------------

*    Non-income producing security.
**   Aggregate cost for Federal tax purposes is $90,629,993.
***  Amount represents less than 0.1%.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF ASSETS AND LIABILITIES
                        FEBRUARY 29, 2000    (UNAUDITED)

                                             LARGE         LARGE        SMALL        SMALL       WILSHIRE
                                            COMPANY       COMPANY      COMPANY      COMPANY        5000
                                             GROWTH        VALUE       GROWTH        VALUE        INDEX
                                           PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          ------------  -----------  -----------  -----------  ------------

ASSETS:
Investments, at value (Note 1),
  See accompanying schedules............  $681,948,466  $69,249,534  $16,454,987  $26,453,493  $101,157,018
Cash....................................           --      276,930           --       23,291        463,006
Dividends receivable....................      293,042      215,627        1,559       69,214         95,869
Receivable for Portfolio shares sold....      798,500       32,645           --        2,835        159,508
Receivable from Advisor.................           --           --           --           --          8,898
Prepaid expenses and other assets.......       14,763        4,878        7,321        7,562          8,634
                                          ------------  -----------  -----------  -----------  ------------
  Total Assets..........................  683,054,771   69,779,614   16,463,867   26,556,395    101,892,933
                                          ------------  -----------  -----------  -----------  ------------

LIABILITIES:
Payable for investment securities
  purchased.............................           --           --           --           --        657,205
Payable for Portfolio shares redeemed...    2,217,709      163,501           --       74,710        277,309
Due to Custodian........................    2,440,348           --       19,570           --             --
Investment advisory fee payable (Note
  2)....................................      130,715       14,470        1,204        2,175             --
Administration fee payable (Note 2).....       80,897       10,936        5,643        5,374             --
Distribution and service fees payable
  (Note 3)..............................      165,336        6,584        2,404        5,920         20,678
Directors' fees payable (Note 2)........       12,701        3,490        1,115        1,830          6,173
Transfer agent fees payable.............       17,801        8,006        5,002        3,906             --
Custodian fees payable (Note 2).........        7,842       10,739       17,155       17,247         27,956
Printing fees payable...................       57,443       10,214        1,762        5,130             --
Registration fees payable...............       23,308           --           --           --          6,603
Legal and Audit fees payable............       52,829       13,723        2,250        6,320         19,255
Accrued expenses and other payables.....           --        2,390        2,720        1,544          4,637
                                          ------------  -----------  -----------  -----------  ------------
  Total Liabilities.....................    5,206,929      244,053       58,825      124,156      1,019,816
                                          ------------  -----------  -----------  -----------  ------------
NET ASSETS..............................  $677,847,842  $69,535,561  $16,405,042  $26,432,239  $100,873,117
                                          ------------  -----------  -----------  -----------  ------------
Investments, at cost (Note 1)...........  $474,274,786  $65,740,573  $11,357,262  $28,290,184  $ 90,629,993
                                          ============  ===========  ===========  ===========  ============

NET ASSETS consist of:
Undistributed net investment
  income/(loss).........................  $  (467,453)  $  188,895   $ (101,283)  $   73,785   $     72,210
Accumulated net realized gain/(loss) on
  investments sold......................  (12,198,536)  (6,000,650)  (1,071,061)  (3,594,435)       103,665
Net unrealized
  appreciation/(depreciation) of
  investments...........................  207,673,680    3,508,961    5,097,725   (1,836,691)    10,527,025
Par value...............................       16,115        4,145          936        2,392          8,764
Paid-in capital.........................  482,824,036   71,834,210   12,478,725   31,787,188     90,161,453
                                          ------------  -----------  -----------  -----------  ------------
                                          $677,847,842  $69,535,561  $16,405,042  $26,432,239  $100,873,117
                                          ============  ===========  ===========  ===========  ============

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
                            FEBRUARY 29, 2000    (UNAUDITED)

                                             LARGE         LARGE        SMALL        SMALL       WILSHIRE
                                            COMPANY       COMPANY      COMPANY      COMPANY        5000
                                             GROWTH        VALUE       GROWTH        VALUE        INDEX
                                           PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                          ------------  -----------  -----------  -----------  ------------

NET ASSETS:
Investment Class shares.................  $568,582,629  $17,529,573  $9,780,870   $16,321,993  $98,392,161
                                          ============  ===========  ==========   ===========  ===========
  (100,000,000 shares authorized, per
    Portfolio, par value $.001 per
    share)
Institutional Class shares..............  $109,265,213  $52,005,988  $6,624,172   $10,110,246  $ 1,929,887
                                          ============  ===========  ==========   ===========  ===========
  (100,000,000 shares authorized, per
    Portfolio, par value $.001 per
    share)
Horace Mann Class shares................  $        --   $       --   $       --   $       --   $   551,069
                                          ============  ===========  ==========   ===========  ===========
  (100,000,000 shares authorized, per
    Portfolio, par value $.001 per
    share)

SHARES OUTSTANDING:
Investment Class shares.................   13,526,466    1,044,484      559,184    1,476,542     8,548,239
                                          ============  ===========  ==========   ===========  ===========
Institutional Class shares..............    2,588,062    3,100,853      377,043      915,615       167,637
                                          ============  ===========  ==========   ===========  ===========
Horace Mann Class shares................           --           --           --           --        47,898
                                          ============  ===========  ==========   ===========  ===========

INVESTMENT CLASS SHARES:
Net asset value, offering and redemption
  price per share.......................  $     42.03   $    16.78   $    17.49   $    11.05   $     11.51
                                          ============  ===========  ==========   ===========  ===========

INSTITUTIONAL CLASS SHARES:
Net asset value, offering and redemption
  price per share.......................  $     42.22   $    16.77   $    17.57   $    11.04   $     11.51
                                          ============  ===========  ==========   ===========  ===========

HORACE MANN CLASS SHARES:
Net asset value, offering and redemption
  price per share.......................  $        --   $       --   $       --   $       --   $     11.50
                                          ============  ===========  ==========   ===========  ===========

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF OPERATIONS
    FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000    (UNAUDITED)

                                             LARGE         LARGE        SMALL        SMALL      WILSHIRE
                                            COMPANY       COMPANY      COMPANY      COMPANY       5000
                                             GROWTH        VALUE        GROWTH       VALUE        INDEX
                                           PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO*
                                          ------------  ------------  ----------  -----------  -----------
INVESTMENT INCOME:
Dividends...............................  $ 2,005,978   $   939,047   $  13,315   $  441,199   $   614,761
Other Income............................           78           283          --           --            --
                                          ------------  ------------  ----------  -----------  -----------
  Total Income..........................    2,006,056       939,330      13,315      441,199       614,761
                                          ------------  ------------  ----------  -----------  -----------
EXPENSES:
Investment advisory fee (Note 2)........      774,995        90,870      18,226       40,886        52,177
Administration fee (Note 2).............      478,465        67,990      24,411       38,067        90,697
Transfer agent fees.....................      128,882        49,010      22,875       27,951        34,991
Custodian fees (Note 2).................       58,952        31,035      32,076       31,068        50,728
Registration and filing fees............       51,868        12,580       8,086        7,890        37,523
Legal and Audit fees....................       50,249         7,617       2,175        3,886        16,857
Printing fees...........................       65,969         5,955         786        2,590        15,533
Directors' fees and expenses
  (Note 2)..............................       30,066         4,565       1,210        2,310         9,701
Distribution and service fees
  (Note 3)..............................      865,562        25,822      12,740       29,237       176,988
Other...................................       20,473        10,459       5,600        7,258        16,973
                                          ------------  ------------  ----------  -----------  -----------
  Subtotal..............................    2,525,481       305,903     128,185      191,143       502,168
Fees waived and reimbursed by investment
  adviser (Note 2)......................           --            --     (10,931)     (24,487)      (69,490)
Fees waived by Funds' administrator
  (Note 2)..............................           --            --          --           --      (111,582)
Custody earnings credits (Note 2).......      (51,972)      (14,327)     (2,656)      (3,134)       (7,751)
                                          ------------  ------------  ----------  -----------  -----------
  Total net expenses....................    2,473,509       291,576     114,598      163,522       313,345
                                          ------------  ------------  ----------  -----------  -----------
NET INVESTMENT INCOME/(LOSS)............     (467,453)      647,754    (101,283)     277,677       301,416
                                          ------------  ------------  ----------  -----------  -----------

NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (Notes 1 and 4)
Net realized gain/(loss) on investments
  during the period.....................  (10,073,354)   (5,470,874)   (402,597)  (2,793,972)      237,998
Net change in unrealized appreciation/
  (depreciation) of investments during
  the period............................  105,180,900    (6,350,157)  4,411,576   (3,090,262)   11,506,907
                                          ------------  ------------  ----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN/ (LOSS)
  ON INVESTMENTS........................   95,107,546   (11,821,031)  4,008,979   (5,884,234)   11,745,007
                                          ------------  ------------  ----------  -----------  -----------
NET INCREASE/(DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $94,640,093   $(11,173,277) $3,907,696  $(5,606,557) $12,046,423
                                          ============  ============  ==========  ===========  ===========

------------------------

  * Wilshire 5000 Index Portfolio Horace Mann Class Shares commenced operations on December 10, 1999.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

                                              LARGE         LARGE         SMALL         SMALL        WILSHIRE
                                             COMPANY       COMPANY       COMPANY       COMPANY         5000
                                             GROWTH         VALUE         GROWTH        VALUE         INDEX
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO*
                                          -------------  ------------  ------------  ------------  ------------
Operations:
Net investment income/(loss)............  $   (467,453)  $   647,754   $  (101,283)  $   277,677   $    301,416
Net realized gain/(loss) on investments
  sold during the period................   (10,073,354)   (5,470,874)     (402,597)   (2,793,972)       237,998
Net change in unrealized appreciation/
  (depreciation) of investments during
  the period............................   105,180,900    (6,350,157)    4,411,576    (3,090,262)    11,506,907
                                          -------------  ------------  ------------  ------------  ------------
Net increase/(decrease) in net assets
  resulting from operations.............    94,640,093   (11,173,277)    3,907,696    (5,606,557)    12,046,321
Distributions to shareholders from:
Net investment income:
  Investment Class shares...............            --      (290,710)           --      (465,434)      (433,883)
  Institutional Class shares............            --    (1,143,646)           --      (237,337)        (1,583)
  Horace Mann Class shares..............            --            --            --            --           (643)
Net realized gain on investments:
  Investment Class shares...............    (5,828,884)     (940,507)           --      (501,864)      (202,200)
  Institutional Class shares............    (1,041,216)   (2,920,286)           --      (208,302)          (484)
  Horace Mann Class shares..............            --            --            --            --             --
                                          -------------  ------------  ------------  ------------  ------------
Total distributions to shareholders.....    (6,870,100)   (5,295,149)           --    (1,412,937)      (638,793)
Capital Stock Transactions: (Dollars)
  Investment Class shares:
    Shares sold.........................   182,515,901    11,516,817    10,788,400     7,764,765     27,268,910
    Shares issued as reinvestment of
      dividends.........................     5,450,826     1,184,449            --       942,183        614,597
    Shares redeemed.....................  (148,459,835)  (10,959,850)  (12,247,835)  (13,987,329)   (40,879,162)
                                          -------------  ------------  ------------  ------------  ------------
Total Investment Class shares...........    39,506,892     1,741,416    (1,459,435)   (5,280,381)   (12,995,655)
                                          -------------  ------------  ------------  ------------  ------------
  Institutional Class shares:
    Shares sold.........................    33,283,803    11,152,846        39,611       656,705      1,775,045
    Shares issued as reinvestment of
      dividends.........................       982,475     3,894,347            --       445,640          1,801
    Shares redeemed.....................   (11,320,601)   (7,317,656)         (953)     (391,335)       (33,878)
                                          -------------  ------------  ------------  ------------  ------------
Total Institutional Class shares........    22,945,677     7,729,537        38,658       711,010      1,742,968
                                          -------------  ------------  ------------  ------------  ------------

------------------------

  * Wilshire 5000 Index Portfolio Horace Mann Class Shares commenced operations on December 10, 1999.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
     FOR THE SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

                                              LARGE         LARGE         SMALL         SMALL        WILSHIRE
                                             COMPANY       COMPANY       COMPANY       COMPANY         5000
                                             GROWTH         VALUE         GROWTH        VALUE         INDEX
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO*
                                          -------------  ------------  ------------  ------------  ------------
Capital Stock Transactons: (Dollars -
      continued)
  Horace Mann Class shares:
    Shares sold.........................            --            --            --            --        551,202
    Shares issued as reinvestment of
      dividends.........................            --            --            --            --            643
    Shares redeemed.....................            --            --            --            --         (2,599)
                                          -------------  ------------  ------------  ------------  ------------
Total Horace Mann Class shares..........            --            --            --            --        549,246
                                          -------------  ------------  ------------  ------------  ------------
Net increase/(decrease) in net assets
  from Capital Stock transactions.......    62,452,569     9,470,953    (1,420,777)   (4,569,371)   (10,703,441)
                                          -------------  ------------  ------------  ------------  ------------
Net increase/(decrease) in net assets...   150,222,562    (6,997,473)    2,486,919   (11,588,865)       704,087
                                          -------------  ------------  ------------  ------------  ------------

NET ASSETS:
Beginning of period.....................   527,625,280    76,533,034    13,918,123    38,021,104    100,169,030
                                          -------------  ------------  ------------  ------------  ------------
End of period...........................  $677,847,842   $69,535,561   $16,405,042   $26,432,239   $100,873,117
                                          =============  ============  ============  ============  ============
Undistributed net investment
  income/(loss).........................  $   (467,453)  $   188,895   $  (101,283)  $    73,785   $     72,210
                                          =============  ============  ============  ============  ============

Capital Share Transactions:
Investment Class shares:
  Shares sold...........................     4,553,089       613,329       695,553       624,293      2,458,959
  Shares issued as reinvestment of
    dividends...........................       134,323        62,946            --        77,962         53,093
  Shares redeemed.......................    (3,667,807)     (574,575)     (804,039)   (1,167,206)    (3,649,662)
                                          -------------  ------------  ------------  ------------  ------------
Net increase/(decrease) in Investment
  Class shares outstanding..............     1,019,605       101,700      (108,486)     (464,951)    (1,137,610)
                                          =============  ============  ============  ============  ============
Institutional Class shares:
  Shares sold...........................       849,782       593,900         2,547        56,843        153,031
  Shares issued as reinvestment of
    dividends...........................        24,114       207,211            --        36,956            155
  Shares redeemed.......................      (281,373)     (395,558)          (61)      (32,695)        (3,273)
                                          -------------  ------------  ------------  ------------  ------------
Net increase in Institutional
  Class shares outstanding..............       592,523       405,553         2,486        61,104        149,913
                                          =============  ============  ============  ============  ============
Horace Mann Class shares:
  Shares sold...........................            --            --            --            --         48,066
  Shares issued as reinvestment of
    dividends...........................            --            --            --            --             55
  Shares redeemed.......................            --            --            --            --           (223)
                                          -------------  ------------  ------------  ------------  ------------
Net increase in Horace Mann Class shares
  outstanding...........................            --            --            --            --         47,898
                                          =============  ============  ============  ============  ============

------------------------

  * Wilshire 5000 Index Portfolio Horace Mann Class Shares commenced operations on December 10, 1999.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED AUGUST 31, 1999

                                              LARGE         LARGE         SMALL         SMALL        WILSHIRE
                                             COMPANY       COMPANY       COMPANY       COMPANY         5000
                                             GROWTH         VALUE         GROWTH        VALUE         INDEX
                                            PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO*
                                          -------------  ------------  ------------  ------------  ------------

Operations:
Net investment income/(loss)............  $   (197,296)  $ 1,355,627   $  (176,464)  $   710,240   $    206,903
Net realized gain/(loss) on investments
  sold during the period................     6,532,873     4,882,731      (521,431)      164,690         68,351
Net change in unrealized appreciation/
  (depreciation) of investments during
  the year..............................    73,077,142     5,137,046     3,542,332     1,249,044       (979,882)
                                          -------------  ------------  ------------  ------------  ------------
Net increase/(decrease) in net assets
  resulting from operations.............    79,412,719    11,375,404     2,844,437     2,123,974       (704,628)

Distributions to shareholders from:
Net investment income:
  Investment Class shares...............       (78,224)     (240,718)           --      (563,601)            --
  Institutional Class shares............       (68,602)     (953,997)           --      (168,589)            --

Net realized gain on investments:
  Investment Class shares...............    (8,196,144)   (1,075,969)     (967,423)   (2,403,358)            --
  Institutional Class shares............    (2,892,762)   (3,805,832)     (319,908)     (681,270)            --
                                          -------------  ------------  ------------  ------------  ------------
Total distributions to shareholders.....   (11,235,732)   (6,076,516)   (1,287,331)   (3,816,818)            --

Capital Stock Transactions:
  Investment Class shares:
    Shares sold.........................   444,634,765    19,005,127    13,663,309    37,447,760    105,115,189
    Shares issued as reinvestment of
      dividends.........................     7,628,136     1,240,843       902,350     2,917,547             --
    Shares redeemed.....................  (130,898,404)  (14,498,859)  (16,327,947)  (30,068,616)    (4,426,805)
                                          -------------  ------------  ------------  ------------  ------------
Total Investment Class shares...........   321,364,497     5,747,111    (1,762,288)   10,296,691    100,688,384
                                          -------------  ------------  ------------  ------------  ------------
  Institutional Class shares:
    Shares sold.........................    33,146,577    16,962,455     1,337,195       897,489        185,274
    Shares issued as reinvestment of
      dividends.........................     2,819,985     4,544,296       319,908       849,860             --
    Shares redeemed.....................   (14,445,359)  (15,092,217)   (1,247,540)     (385,248)            --
                                          -------------  ------------  ------------  ------------  ------------
Total Institutional Class shares........    21,521,203     6,414,534       409,563     1,362,101        185,274
                                          -------------  ------------  ------------  ------------  ------------

------------------------

  * Wilshire 5000 Index Portfolio Investment and Institutional Class Shares commenced operations on February 1, 1999.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   STATEMENTS OF CHANGES IN NET ASSETS - (Continued)
                                      YEAR ENDED AUGUST 31, 1999

                                             LARGE         LARGE        SMALL        SMALL       WILSHIRE
                                            COMPANY       COMPANY      COMPANY      COMPANY        5000
                                             GROWTH        VALUE       GROWTH        VALUE        INDEX
                                           PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO*
                                          ------------  -----------  -----------  -----------  ------------
Net increase/(decrease) in net assets
  from Capital Stock transactions.......  $342,885,700  $12,161,645  $(1,352,725) $11,658,792  $100,873,658
                                          ------------  -----------  -----------  -----------  ------------
Net increase in net assets..............  411,062,687   17,460,533      204,381    9,965,948    100,169,030
                                          ------------  -----------  -----------  -----------  ------------

NET ASSETS:
Beginning of year.......................  116,562,593   59,072,501   13,713,742   28,055,156             --
                                          ------------  -----------  -----------  -----------  ------------
End of year.............................  $527,625,280  $76,533,034  $13,918,123  $38,021,104  $100,169,030
                                          ============  ===========  ===========  ===========  ============
Undistributed net investment
  income/(loss).........................  $        --   $  975,497   $       --   $  498,879   $    206,903
                                          ============  ===========  ===========  ===========  ============

Capital Share Transactions:
Investment Class shares:
  Shares sold...........................   13,030,320      875,186      997,612    2,598,582     10,115,363
  Shares issued as reinvestment of
    dividends...........................      251,825       58,904       68,409      206,753             --
  Shares redeemed.......................   (3,902,339)    (668,024)  (1,218,066)  (2,141,897)      (429,514)
                                          ------------  -----------  -----------  -----------  ------------
Net increase/(decrease) in Investment
  Class shares outstanding..............    9,379,806      266,066     (152,045)     663,438      9,685,849
                                          ============  ===========  ===========  ===========  ============
Institutional Class shares:
  Shares sold...........................      993,094      784,003       37,362       62,991         17,724
  Shares issued as reinvestment of
    dividends...........................       92,856      215,656       24,217       60,257             --
  Shares redeemed.......................     (430,373)    (689,599)     (30,758)     (28,282)            --
                                          ------------  -----------  -----------  -----------  ------------
Net increase in Institutional
  Class shares outstanding..............      655,577      310,060       30,821       94,966         17,724
                                          ============  ===========  ===========  ===========  ============

------------------------

  * Wilshire 5000 Index Portfolio Investment and Institutional Class Shares commenced operations on February 1, 1999.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   LARGE COMPANY GROWTH PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  Investment Class Shares
                                          -----------------------------------------------------------------------
                                          Six Months                      Year Ended August 31,
                                            Ended        --------------------------------------------------------
                                           2/29/00+        1999        1998        1997        1996        1995
                                           --------        ----        ----        ----        ----        ----
Net asset value, beginning of period....   $  36.37      $  26.09     $ 23.92     $ 19.35     $ 16.34     $ 13.31
                                           --------      --------     -------     -------     -------     -------
Income from investment operations:
Net investment income/(loss)............      (0.03)        (0.05)       0.04        0.04***     0.07        0.10
Net realized and unrealized gain on
   investments..........................       6.13         12.30        2.71        7.29        3.45        3.03
                                           --------      --------     -------     -------     -------     -------
Total from investment operations........       6.10         12.25        2.75        7.33        3.52        3.13
                                           --------      --------     -------     -------     -------     -------
Less distributions:
Dividends from net investment income....         --         (0.02)      (0.06)      (0.03)      (0.12)      (0.10)
Distributions from capital gains........      (0.44)        (1.95)      (0.52)      (2.73)      (0.39)         --
                                           --------      --------     -------     -------     -------     -------
Total distributions.....................      (0.44)        (1.97)      (0.58)      (2.76)      (0.51)      (0.10)
                                           --------      --------     -------     -------     -------     -------
Net asset value, end of period..........   $  42.03      $  36.37     $ 26.09     $ 23.92     $ 19.35     $ 16.34
                                           ========      ========     =======     =======     =======     =======
Total return (a)........................      16.81%**      48.46%      11.61%      40.91%      21.90%      23.67%
                                           ========      ========     =======     =======     =======     =======
Ratios to average net
   assets/supplemental data:
Net assets, end of period (in 000's)....   $568,583      $454,853     $81,569     $73,480     $19,035     $21,348
Operating expenses including
   reimbursement/waiver/ custody
   earnings credit......................       0.85%*        0.90%       0.71%       0.81%       0.93%       0.84%
Operating expenses excluding custody
   earnings credit......................       0.87%*        0.95%       0.73%       0.91%         --          --
Operating expenses excluding
   reimbursement/waiver/ custody
   earnings credit......................       0.87%*        0.95%       0.77%       1.09%       0.96%       1.05%
Net investment income including
   reimbursement/ waiver/custody
   earnings credit......................      (0.20)%*      (0.11)%      0.16%       0.20%       0.39%       0.94%
Portfolio turnover rate.................         22%**         35%         57%         43%         44%         30%

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   LARGE COMPANY GROWTH PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              Institutional Class Shares
                                             -------------------------------------------------------------
                                             Six Months          Year Ended August 31,            Period
                                               Ended        -------------------------------       Ended
                                              2/29/00+       1999        1998        1997       8/31/96(1)
                                              --------       ----        ----        ----       ----------
Net asset value, beginning of period....      $  36.47      $ 26.12     $ 23.91     $ 19.35       $18.27
                                              --------      -------     -------     -------       ------
Income from investment operations:
Net investment income...................          0.02         0.03        0.08        0.05***      0.01
Net realized and unrealized gain on
   investments..........................          6.17        12.31        2.72        7.29         1.07
                                              --------      -------     -------     -------       ------
Total from investment operations........          6.19        12.34        2.80        7.34         1.08
                                              --------      -------     -------     -------       ------
Less distributions:
Dividends from net investment income....            --        (0.04)      (0.07)      (0.05)          --
Distributions from capital gains........         (0.44)       (1.95)      (0.52)      (2.73)          --
                                              --------      -------     -------     -------       ------
Total distributions.....................         (0.44)       (1.99)      (0.59)      (2.78)          --
                                              --------      -------     -------     -------       ------
Net asset value, end of period..........      $  42.22      $ 36.47     $ 26.12     $ 23.91       $19.35
                                              ========      =======     =======     =======       ======
Total return (a)........................         17.01%**     48.81%      11.78%      40.99%        5.91%**
                                              ========      =======     =======     =======       ======
Ratios to average net
   assets/supplemental data:
Net assets, end of period (in 000's)....      $109,265      $72,773     $34,993     $41,881       $7,763
Operating expenses including
   reimbursement/waiver/custody
   earnings credit......................          0.53%*       0.62%       0.60%       0.78%        0.91%*
Operating expenses excluding custody
   earnings credit......................          0.55%*       0.67%       0.62%       0.87%          --
Operating expenses excluding
   reimbursement/waiver/custody
   earnings credit......................          0.55%*       0.67%       0.66%       1.06%        0.94%*
Net investment income including
   reimbursement/waiver/custody earnings
   credit...............................          0.12%*       0.18%       0.27%       0.23%        0.41%*
Portfolio turnover rate.................            22%**        35%         57%         43%          44%**

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Large Company Growth Portfolio Institutional Class Shares commenced operations of July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   LARGE COMPANY VALUE PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 Investment Class Shares
                                          ----------------------------------------------------------------------
                                          Six Months                      Year Ended August 31,
                                            Ended        -------------------------------------------------------
                                          2/29/2000+      1999        1998        1997        1996        1995
                                          ----------      ----        ----        ----        ----        ----
Net asset value, beginning of period....    $ 21.02      $ 19.29     $ 20.49     $ 17.80     $ 16.02     $ 13.99
                                            -------      -------     -------     -------     -------     -------
Income from investment operations:
Net investment income...................       0.15         0.28        0.38        0.47***     0.85        0.34
Net realized and unrealized gain/(loss)
   on investments.......................      (3.02)        3.32        0.01        5.13        1.91        2.19
                                            -------      -------     -------     -------     -------     -------
Total from investment operations........      (2.87)        3.60        0.39        5.60        2.76        2.53
                                            -------      -------     -------     -------     -------     -------
Less distributions:
Dividends from net investment income....      (0.31)       (0.33)      (0.38)      (0.60)      (0.47)      (0.40)
Distributions from capital gains........      (1.06)       (1.54)      (1.21)      (2.31)      (0.51)      (0.10)
                                            -------      -------     -------     -------     -------     -------
Total distributions.....................      (1.37)       (1.87)      (1.59)      (2.91)      (0.98)      (0.50)
                                            -------      -------     -------     -------     -------     -------
Net asset value, end of period..........    $ 16.78      $ 21.02     $ 19.29     $ 20.49     $ 17.80     $ 16.02
                                            =======      =======     =======     =======     =======     =======
Total return (a)........................     (14.28)%**    18.78%       1.34%      34.27%      17.52%      18.97%
                                            =======      =======     =======     =======     =======     =======
Ratios to average net assets/
   supplemental data:
Net assets, end of period (in 000's)....    $17,530      $19,814     $13,055     $13,989     $17,960     $22,926
Operating expenses including
   reimbursement/waiver/custody earnings
   credit...............................       1.01%*       1.04%       0.83%       0.91%       0.89%       0.81%
Operating expenses excluding custody
   earnings credit......................       1.05%*       1.06%       0.86%       0.96%         --          --
Operating expenses excluding
   reimbursement/waiver/custody earnings
   credit...............................       1.05%*       1.06%       0.91%       1.18%       0.92%       1.02%
Net investment income including
   reimbursement/waiver/custody earnings
   credit...............................       1.58%*       1.58%       1.88%       2.51%       3.12%       3.77%
Portfolio turnover rate.................         54%**        57%         56%         65%         56%         58%

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   LARGE COMPANY VALUE PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   LARGE COMPANY VALUE PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                           Institutional Class Shares
                                          -------------------------------------------------------------
                                          Six Months          Year Ended August 31,            Period
                                            Ended        -------------------------------       Ended
                                           2/29/00+       1999        1998        1997       8/31/96(1)
                                           --------       ----        ----        ----       ----------
Net asset value, beginning of period....   $ 21.04       $ 19.29     $ 20.47     $ 17.80      $ 17.19
                                           -------       -------     -------     -------      -------
Income from investment operations:
Net investment income...................      0.17          0.37        0.41        0.47***      0.07
Net realized and unrealized gain/(loss)
   on investments.......................     (3.01)         3.28        0.01        5.13         0.54
                                           -------       -------     -------     -------      -------
Total from investment operations........     (2.84)         3.65        0.42        5.60         0.61
                                           -------       -------     -------     -------      -------
Less distributions:
Dividends from net investment income....     (0.37)        (0.36)      (0.39)      (0.62)          --
Distributions from capital gains........     (1.06)        (1.54)      (1.21)      (2.31)          --
                                           -------       -------     -------     -------      -------
Total distributions.....................     (1.43)        (1.90)      (1.60)      (2.93)          --
                                           -------       -------     -------     -------      -------
Net asset value, end of period..........   $ 16.77       $ 21.04     $ 19.29     $ 20.47      $ 17.80
                                           =======       =======     =======     =======      =======
Total return (a)........................    (14.12)%**     19.05%       1.47%      34.26%        3.55%**
                                           =======       =======     =======     =======      =======
Ratios to average net
   assets/supplemental data:
Net assets, end of period (in 000's)....   $52,006       $56,719     $46,017     $49,334      $17,425
Operating expenses including
   reimbursement/ waiver/custody
   earnings credit......................      0.73%*        0.77%       0.73%       0.91%        0.87%*
Operating expenses excluding custody
   earnings credit......................      0.77%*        0.79%       0.76%       0.96%          --
Operating expenses excluding
   reimbursement/ waiver/custody
   earnings credit......................      0.77%*        0.79%       0.81%       1.18%        0.90%*
Net investment income including
   reimbursement/ waiver/custody
   earnings credit......................      1.86%*        1.86%       1.98%       2.51%        3.14%*
Portfolio turnover rate.................        54%**         57%         56%         65%          56%**

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Large Company Value Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   SMALL COMPANY GROWTH PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 Investment Class Shares
                                          ----------------------------------------------------------------------
                                          Six Months                      Year Ended August 31,
                                            Ended        -------------------------------------------------------
                                           2/29/00+       1999        1998        1997        1996        1995
                                           --------       ----        ----        ----        ----        ----
Net asset value, beginning of period....    $13.34       $11.78      $16.61      $ 18.56     $ 18.55     $ 15.39
                                            ------       ------      ------      -------     -------     -------

Income from investment operations:
Net investment loss.....................     (0.11)       (0.57)      (0.18)       (0.17)***   (0.19)      (0.07)
Net realized and unrealized gain/(loss)
   on investments.......................      4.26         3.01       (3.98)        2.38        3.06        3.54
                                            ------       ------      ------      -------     -------     -------
Total from investment operations........      4.15         2.44       (4.16)        2.21        2.87        3.47
                                            ------       ------      ------      -------     -------     -------

Less distributions:
Dividends from net investment income....        --           --          --           --          --          --
Distributions from capital gains........        --        (0.88)      (0.67)       (4.16)      (2.86)      (0.31)
                                            ------       ------      ------      -------     -------     -------
Total distributions.....................        --        (0.88)      (0.67)       (4.16)      (2.86)      (0.31)
                                            ------       ------      ------      -------     -------     -------
Net asset value, end of period..........    $17.49       $13.34      $11.78      $ 16.61     $ 18.56     $ 18.55
                                            ======       ======      ======      =======     =======     =======
Total return (a)........................     31.11%**     20.79%     (26.02)%      15.16%      17.50%      23.04%
                                            ======       ======      ======      =======     =======     =======

Ratios to average net assets/
   supplemental data:
Net assets, end of period (in 000's)....    $9,781       $8,907      $9,659      $14,471     $18,049     $21,882
Operating expenses including
   reimbursement/ waiver/custody
   earnings credit......................      1.67%*       1.46%       1.26%        1.22%       1.01%       0.95%
Operating expenses excluding custody
   earnings credit......................      1.71%*       1.50%       1.28%        1.24%         --          --
Operating expenses excluding
   reimbursement/waiver/custody earnings
   credit...............................      1.86%*       1.65%       1.43%        1.45%       1.05%       1.16%
Net investment income including
   reimbursement/waiver/custody earnings
   credit...............................     (1.49)%*     (1.20)%     (1.05)%      (1.05)%     (0.78)%     (0.54)%
Portfolio turnover rate.................        56%**       153%         74%         105%         87%        111%

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   SMALL COMPANY GROWTH PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   SMALL COMPANY GROWTH PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                           Institutional Class Shares
                                          -------------------------------------------------------------
                                          Six Months          Year Ended August 31,            Period
                                            Ended        -------------------------------       Ended
                                           2/29/00+       1999        1998        1997       8/31/96(1)
                                           --------       ----        ----        ----       ----------
Net asset value, beginning of period....    $13.38       $11.79      $16.61      $18.56        $16.66
                                            ------       ------      ------      ------        ------

Income from investment operations:
Net investment loss.....................     (0.09)       (0.54)      (0.17)      (0.17)***     (0.02)
Net realized and unrealized gain/(loss)
   on investments.......................      4.28         3.01       (3.98)       2.38          1.92
                                            ------       ------      ------      ------        ------
Total from investment operations........      4.19         2.47       (4.15)       2.21          1.90
                                            ------       ------      ------      ------        ------

Less distributions:
Distributions from capital gains........        --        (0.88)      (0.67)      (4.16)           --
                                            ------       ------      ------      ------        ------
Total distributions.....................        --        (0.88)      (0.67)      (4.16)           --
                                            ------       ------      ------      ------        ------
Net asset value, end of period..........    $17.57       $13.38      $11.79      $16.61        $18.56
                                            ======       ======      ======      ======        ======
Total return (a)........................     31.32%**     21.04%     (25.95)%     15.14%        11.40%**
                                            ======       ======      ======      ======        ======

Ratios to average net
   assets/supplemental data:
Net assets, end of period (in 000's)....    $6,624       $5,011      $4,054      $4,599        $3,577
Operating expenses including
   reimbursement/waiver/ custody
   earnings credit......................      1.40%*       1.27%       1.17%       1.22%         0.98%*
Operating expenses excluding custody
   earnings credit......................      1.44%*       1.31%       1.19%       1.24%           --
Operating expenses excluding
   reimbursement/waiver/ custody
   earnings credit......................      1.59%*       1.46%       1.34%       1.45%         1.02%*
Net investment income including
   reimbursement/ waiver/custody
   earnings credit......................     (1.22)%*     (1.01)%     (0.96)%     (1.05)%       (0.75)%*
Portfolio turnover rate.................        56%**       153%         74%        105%           87%**

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Small Company Growth Portfolio Institutional Class Shares commenced operations of July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   SMALL COMPANY VALUE PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 Investment Class Shares
                                          ----------------------------------------------------------------------
                                          Six Months                      Year Ended August 31,
                                            Ended        -------------------------------------------------------
                                           2/29/00+       1999        1998        1997        1996        1995
                                           --------       ----        ----        ----        ----        ----
Net asset value, beginning of period....    $ 13.60      $ 13.77     $ 17.25     $ 15.92     $ 15.41     $ 14.32
                                            -------      -------     -------     -------     -------     -------
Income from investment operations:
Net investment income...................       0.10         0.09        0.36        0.40***     0.56        0.55
Net realized and unrealized gain/(loss)
   on investments.......................      (2.16)        0.79       (1.50)       4.27        0.95        1.06
                                            -------      -------     -------     -------     -------     -------
Total from investment operations........      (2.06)        0.88       (1.14)       4.67        1.51        1.61
                                            -------      -------     -------     -------     -------     -------
Less distributions:
Dividends from net investment income....      (0.24)       (0.19)      (0.37)      (0.75)      (0.56)      (0.45)
Distributions from capital gains........      (0.25)       (0.86)      (1.97)      (2.59)      (0.44)      (0.07)
                                            -------      -------     -------     -------     -------     -------
Total distributions.....................      (0.49)       (1.05)      (2.34)      (3.34)      (1.00)      (0.52)
                                            -------      -------     -------     -------     -------     -------
Net asset value, end of period..........    $ 11.05      $ 13.60     $ 13.77     $ 17.25     $ 15.92     $ 15.41
                                            =======      =======     =======     =======     =======     =======
Total return (a)........................     (15.41)%**     6.20%      (8.79)%     33.73%      10.01%      11.84%
                                            =======      =======     =======     =======     =======     =======
Ratios to average net
   assets/supplemental data:
Net assets, end of period (in 000's)....    $16,322      $26,395     $17,602     $20,299     $27,329     $25,978
Operating expenses including
   reimbursement/waiver/ custody
   earnings credit......................       1.44%*       1.02%       0.83%       0.86%       0.88%       0.69%
Operating expenses excluding custody
   earnings credit......................       1.46%*       1.08%       0.85%       0.90%         --          --
Operating expenses excluding
   reimbursement/waiver/ custody
   earnings credit......................       1.61%*       1.23%       1.00%       1.15%       0.92%       0.91%
Net investment income including
   reimbursement/ waiver/custody
   earnings credit......................       1.62%*       1.71%       1.61%       2.58%       3.13%       4.12%
Portfolio turnover rate.................         52%**       113%         74%        105%         81%         86%

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   SMALL COMPANY VALUE PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                              Institutional Class Shares
                                             -------------------------------------------------------------
                                             Six Months          Year Ended August 31,            Period
                                               Ended        -------------------------------       Ended
                                              2/29/00+       1999        1998        1997       8/31/96(1)
                                              --------       ----        ----        ----       ----------
Net asset value, beginning of period....      $ 13.61       $ 13.76     $ 17.23     $ 15.92       $15.45
                                              -------       -------     -------     -------       ------
Income from investment operations:
Net investment income...................         0.11          0.14        0.38        0.40***      0.06
Net realized and unrealized gain/(loss)
   on investments.......................        (2.16)         0.77       (1.50)       4.27         0.41
                                              -------       -------     -------     -------       ------
Total from investment operations........        (2.05)         0.91       (1.12)       4.67         0.47
                                              -------       -------     -------     -------       ------
Less distributions:
Dividends from net investment income....        (0.27)        (0.20)      (0.38)      (0.77)          --
Distributions from capital gains........        (0.25)        (0.86)      (1.97)      (2.59)          --
                                              -------       -------     -------     -------       ------
Total distributions.....................        (0.52)        (1.06)      (2.35)      (3.36)          --
                                              -------       -------     -------     -------       ------
Net asset value, end of period..........      $ 11.04       $ 13.61     $ 13.76     $ 17.23       $15.92
                                              =======       =======     =======     =======       ======
Total return (a)........................        15.35%**       6.43%      (8.72)%     33.74%        3.04%**
                                              =======       =======     =======     =======       ======
Ratios to average net
   assets/supplemental data:
Net assets, end of period (in 000's)....      $10,110       $11,627     $10,454     $26,412       $7,335
Operating expenses including
   reimbursement/waiver/custody
   earnings credit......................         1.20%*        0.79%       0.74%       0.86%        0.85%*
Operating expenses excluding custody
   earnings credit......................         1.22%*        0.85%       0.76%       0.90%          --
Operating expenses excluding
   reimbursement/waiver/custody earnings
   credit...............................         1.37%*        1.00%       0.91%       1.15%        0.89%*
Net investment income including
   reimbursement/waiver/ custody
   earnings credit......................         1.86%*        1.94%       1.70%       2.58%        3.16%*
Portfolio turnover rate.................           52%**        113%         74%        105%          81%**

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.
*** The selected per share data was calculated using the weighted average shares outstanding method for the year.
(1) Small Company Value Portfolio Institutional Class Shares commenced operations on July 15, 1996.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO
   FINANCIAL HIGHLIGHTS

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                          Investment Class Shares
                                          ------------------------
                                          Six Months     Period
                                             Ended        Ended
                                           2/29/00+    8/31/99(1)
                                           --------    ----------
Net asset value, beginning of period....    $ 10.32      $ 10.00
                                            -------      -------
Income from investment operations:
Net investment income...................       0.03         0.02
Net realized and unrealized gain on
   investments..........................       1.22         0.30
                                            -------      -------
Total from investment operations........       1.25         0.32
                                            -------      -------
Less distributions:
Dividends from net investment income....      (0.04)          --
Distributions from capital gains........      (0.02)          --
                                            -------      -------
Total distributions.....................      (0.06)          --
                                            -------      -------
Net asset value, end of period..........    $ 11.51      $ 10.32
                                            =======      =======
Total return (a)........................      12.13%**      3.20%**
                                            =======      =======
Ratios to average net
   assets/supplemental data:
Net assets, end of period (in 000's)....    $98,392      $99,986
Operating expenses including
   reimbursement/waiver/custody earnings
   credit...............................       0.60%*       0.60%*
Operating expenses excluding custody
   earnings credit......................       0.62%*       0.69%*
Operating expenses excluding
   reimbursement/waiver/custody earnings
   credit...............................       0.96%*       1.33%*
Net investment income including
   reimbursement/waiver/custody earnings
   credit...............................       0.57%*       0.60%*
Portfolio turnover rate.................         20%**         4%**

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.
(1) The Wilshire 5000 Index Portfolio Investment Class Shares commenced operations on February 1, 1999.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                           Institutional Class Shares
                                          ----------------------------
                                           Six Months       Period
                                              Ended          Ended
                                            2/29/00+      8/31/99(1)
                                            --------      ----------
Net asset value, beginning of period....     $10.33         $10.00
                                             ------         ------
Income from investment operations:
Net investment income...................       0.05           0.03
Net realized and unrealized gain on
   investments..........................       1.22           0.30
                                             ------         ------
Total from investment operations........       1.27           0.33
                                             ------         ------
Less distributions:
Dividends from net investment income....      (0.07)            --
Distributions from capital gains........      (0.02)            --
                                             ------         ------
Total distributions.....................      (0.09)            --
                                             ------         ------
Net asset value, end of period..........     $11.51         $10.33
                                             ======         ======
Total return (a)........................      12.24%**        3.30%**
                                             ======         ======
Ratios to average net
   assets/supplemental data:
Net assets, end of period (in 000's)....     $1,930         $  183
Operating expenses including
   reimbursement/waiver/custody earnings
   credit...............................       0.35%*         0.35%*
Operating expenses excluding custody
   earnings credit......................       0.37%*         0.48%*
Operating expenses excluding
   reimbursement/waiver/custody earnings
   credit...............................       0.71%*         1.32%*
Net investment income including
   reimbursement/waiver/custody earnings
   credit...............................       0.82%*         1.20%*
Portfolio turnover rate.................         20%**           4%**

-------------------------------------------------

+    Unaudited.
*    Annualized.
**   Non-annualized.
(1) The Wilshire 5000 Index Portfolio Institutional Class Shares commenced operations on February 1, 1999.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   WILSHIRE 5000 INDEX PORTFOLIO
   FINANCIAL HIGHLIGHTS - (Continued)

     FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                    Horace Mann Class Shares
                                                    -------------------------
                                                             Period
                                                              Ended
                                                            2/29/00+
                                                            --------
Net asset value, beginning of period..............           $10.00
                                                             ------
Income from investment operations:
Net investment income.............................             0.04
Net realized and unrealized gain on investments...             1.52
                                                             ------
Total from investment operations..................             1.56
                                                             ------
Less distributions:
Dividends from net investment income..............            (0.06)
                                                             ------
Total distributions...............................            (0.06)
                                                             ------
Net asset value, end of period....................           $11.50
                                                             ======
Total return (a)..................................            15.63%**
                                                             ======
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)..............           $  551
Operating expenses including
   reimbursement/waiver/custody earnings credit...             0.70%*
Operating expenses excluding custody earnings
   credit.........................................             0.72%*
Operating expenses excluding
   reimbursement/waiver/custody earnings credit...             1.06%*
Net investment income including
   reimbursement/waiver/custody earnings credit...             0.47%*
Portfolio turnover rate...........................               20%**

-------------------------------------------------

+ Unaudited. The Wilshire 5000 Horace Mann Class Shares commenced operations on December 10, 1999.
*    Annualized.
**   Non-annualized.
(a)  Total return represents aggregate total return for the period indicated.

                       See Notes to Financial Statements.

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.      Significant Accounting Policies.

        Wilshire Target Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Fund operates as a series company and presently offers five series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio (the "Portfolios"). The Wilshire 5000 Index Portfolio (the "5000 Portfolio") commenced operations on February 1, 1999. The Fund accounts separately for the assets, liabilities and operations of each series.

Each of the Portfolios offers Investment and Institutional Class shares (the "shares"), each of which has equal rights as to Class and voting privileges. The Wilshire 5000 Index Portfolio also offers Qualified Class Shares and Horace Mann Class Shares. Each of the Investment Class, Qualified Class and Horace Mann Class has exclusive voting rights with respect to its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Portfolio. Each class of shares differs in its respective service and distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION: Each Portfolio's investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments is recognized on the accrual basis.

EXPENSES: Distribution and Service fees directly attributable to a class of shares are charged to that class' operations. Expenses of the Portfolios other than Distribution and Service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses and fees, including the advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of each Portfolio's shares.

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS (Continued) - (Unaudited)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Distributions from net investment income, if any, are declared and paid annually. The Portfolio's net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES: The Fund intends to qualify each year as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its earnings to shareholders. Therefore, no Federal income tax provision is required.

2.      Investment Advisory Fee, Administration Fee and Other Transactions.

        The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with Wilshire Associates Incorporated ("Wilshire"). Under the terms of the Advisory Agreement dated July 11, 1996, the Fund has agreed to pay Wilshire a fee, computed daily and paid monthly, at the annual rate of .25 of 1% of the value of the average daily net assets of the Large Company Growth, Large Company Value, Small Company Value and Small Company Growth Portfolios.

Wilshire voluntarily has undertaken to waive .15 of 1% of the average daily net asset otherwise payable under the Advisory Agreement with respect to the Small Company Growth and Small Company Value Portfolios. Prior to December 31, 1997, Wilshire voluntarily waived .15 of 1% of the average daily net assets for the Large Company Growth and Large Company Value Portfolios. The voluntary waiver may be terminated at any time by Wilshire by notice to the Directors of the Fund.

With respect to the Wilshire 5000 Index Portfolio (the "5000 Portfolio"), the Portfolio has entered into an investment advisory agreement (the "5000 Advisory Agreement") with Wilshire. Under the terms of the 5000 Advisory Agreement, the Portfolio has agreed to pay Wilshire a fee computed daily and paid monthly at the annual rate of .10% of the value of the Portfolio's average daily net assets. However, Wilshire has agreed to waive advisory fees and reimburse other expenses with respect to the extent necessary to maintain the Portfolio's expense ratio (other than 12b-1 fees) at 0.35% of the Portfolio's daily net assets until at least September 30, 2000.

For the six months ended February 29, 2000, Wilshire voluntarily waived fees and reimbursed other expenses as follows:

FUND
----
Small Company Growth Portfolio....................  $10,931
Small Company Value Portfolio.....................  24,487
Wilshire 5000 Index Portfolio.....................  69,490

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS (Continued) - (Unaudited)

PFPC, Inc. ("PFPC") (formerly, First Data Investor Services Group, Inc.) serves as the Fund's administrator pursuant to a services agreement (the "Services Agreement"). Under the terms of the Services Agreement, the Fund has agreed to pay PFPC an administration fee, computed daily and paid monthly, at the annual rate of .15 of 1% of the Fund's monthly average net assets up to aggregate assets of $1 billion, .10 of 1% of the Fund's monthly average net assets on the next $4 billion in aggregate assets, and .08 of 1% of the Fund's monthly average net assets on the excess net assets. In addition, the Fund has agreed to pay PFPC an annual fee of $25,000 per each Portfolio and $2,000 for each additional class.

With respect to the Wilshire 5000 Index Portfolio, PFPC has agreed to waive certain administration and accounting asset fees, transfer agent and fund accounting flat fees for a period of three years.

For the six months ended February 29, 2000, PFPC voluntarily waived fees as follows:

Administration and Accounting.....................  $90,697
Transfer Agency...................................  20,885

The Northern Trust Company serves as the Fund's custodian. Each Portfolio maintains a cash balance with its custodian and receives a reduction of its custody fees and expenses for the amount of interest earned on such uninvested cash balances. The amounts are presented as Custody earnings credits in the Statements of Operations. Each Portfolio incurred overdraft charges. For the six months ended February 29, 2000, the charges were as follows: Large Company Growth, $11,559; Large Company Value, $4,679; Small Company Growth, $4,998; Small Company Value, $6,229; Wilshire 5000 Index, $1,377.

No officer, director or employee of Wilshire, PFPC, or any affiliate thereof, receives any compensation from the Fund for serving as Director or officer of the Fund. The Fund pays each unaffiliated Director an annual fee of $3,000 plus an additional $2,500 for each board meeting attended. The Fund also reimburses expenses incurred by the unaffiliated Directors in attending such meetings.

3.      Service and Distribution Plan.

        The Directors of the Fund, the Investment Class shareholders of each Portfolio and the Qualified Class shareholders of the 5000 Portfolio have adopted service and distribution plans pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the 1940 Act, with respect to the Investment Class shares of each Portfolio and the Qualified Class Shares of the 5000 Portfolio. Under the Plans, the Fund reimburses Provident Distributors, Inc.("PDI"), the Fund's distributor, at an annual rate of up to .25 of 1% of the value of the average daily net assets attributable to the Investment Class shares of each Portfolio for certain service fees provided by securities dealers or other financial intermediaries ("service fees") and for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class shares or Qualified Class shares. For the six months ended February 29, 2000, the distribution and service fees expenses incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were .25%, .25%, .25%, .25% and .25% of average net assets, respectively.

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS (Continued) - (Unaudited)

In addition, Investment Class and Institutional Class shares will pay the expenses associated with their different shareholder servicing arrangements, provided that payment of such fees to any shareholder service provider shall not exceed in any year .10% of the Portfolio's average net assets attributable to the shares whose holders are serviced by such provider. For the six months ended February 29, 2000, the shareholder service provider fees incurred for Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 Index Portfolio were
 .09%, .05%, .04%, .03% and .10% of attributable average net assets, respectively.

The Directors of the Fund, and the Horace Mann Class shareholders of the 5000 Portfolio have adopted a service and distribution plan pursuant to Rule 12b-1, with respect to the Horace Mann Class shares of the 5000 Portfolio. Under such Plan, the Fund pays PDI a fee equal to .35 of 1% of the value of the average daily net assets of the 5000 Portfolio attributable to the Horace Mann Class shares. During the period ended February 29, 2000, the distribution fees expenses incurred for the Horace Mann Class were .35% of attributable average net assets.

4.      Securities Transactions.

        For the six months ended February 29, 2000 aggregate cost of purchases and proceeds from sales of securities, other than short-term investments, were as follows:

FUND                                       PURCHASES       SALES
----                                      ------------  ------------
Large Company Growth Portfolio..........  $193,494,665  $132,770,820
Large Company Value Portfolio...........    44,381,623    39,392,433
Small Company Growth Portfolio..........     8,371,407    10,021,140
Small Company Value Portfolio...........    16,940,919    22,565,177
Wilshire 5000 Index Portfolio...........    21,049,159    31,696,237

The aggregate gross unrealized appreciation and depreciation, as computed on a federal income tax basis, at February 29, 2000 for each Portfolio is as follows:

                                           UNREALIZED    UNREALIZED
FUND                                      APPRECIATION  DEPRECIATION
----                                      ------------  ------------
Large Company Growth Portfolio..........  $236,213,966  $28,540,286
Large Company Value Portfolio...........    10,977,000    7,468,039
Small Company Growth Portfolio..........     6,246,452    1,148,727
Small Company Value Portfolio...........     2,913,092    4,749,783
Wilshire 5000 Index Portfolio...........    22,656,848   12,129,823

   WILSHIRE TARGET FUNDS, INC.
   NOTES TO FINANCIAL STATEMENTS (Continued) - (Unaudited)

5.      Significant Shareholder Activity.

        At February 29, 2000, a significant shareholder owned of record approximately the following percentage of total outstanding Institutional Class shares of each of the Portfolios:

FUND
----
Large Company Growth Portfolio....................   36%
Large Company Value Portfolio.....................   30%
Small Company Growth Portfolio....................   97%
Small Company Value Portfolio.....................   93%
Wilshire 5000 Index Portfolio.....................   45%

   [LOGO]
W I L S H I R E
------------------
TARGET FUNDS, INC.
------------------
P.O. Box 60488
King of Prussia, Pennsylvania 19406-0488